NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
Financial Statements

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2021

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
ASSETS:
Investment at net asset value	$3,502,165	$4,528,581	$1,491,991	$22,224	$4,650,329	$17,931,232	$1,705,796	$7,351,200
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	125	161	53	1	166	638	61	260
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	115	149	49	1	153	589	56	240
Administrative charges	10	12	4	—	13	49	5	20

Total net assets	$3,502,165	$4,528,581	$1,491,991	$22,224	$4,650,329	$17,931,232	$1,705,796	$7,351,200

Total shares outstanding	210,256	313,901	133,748	3,012	364,235	988,007	120,021	544,094

Net asset value per share (NAV)	$16.66	$14.43	$11.16	$7.38	$12.77	$18.15	$14.21	$13.51

Total units outstanding	142,145	167,923	134,474	3,079	232,828	540,651	65,285	364,992
Variable accumulation unit value	$24.65	$26.97	$11.10	$7.22	$19.98	$33.17	$26.01	$20.14
Identified cost of investment	$3,012,844	$4,559,751	$1,090,054	$26,003	$4,038,520	$14,852,634	$1,390,193	$6,423,824

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
ASSETS:
Investment at net asset value	$1,962,216	$7,473,730	$22,936,531	$188,985	$18,876,618	$10,551,922	$3,497,081	$29,073,098
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	70	266	816	7	674	377	125	1,036
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	65	246	753	6	622	348	115	956
Administrative charges	5	20	63	1	52	29	10	80

Total net assets	$1,962,216	$7,473,730	$22,936,531	$188,985	$18,876,618	$10,551,922	$3,497,081	$29,073,098

Total shares outstanding	221,369	555,123	1,258,493	21,147	1,107,848	564,981	321,680	2,924,418

Net asset value per share (NAV)	$8.86	$13.46	$18.23	$8.94	$17.04	$18.68	$10.87	$9.94

Total units outstanding	136,692	302,576	419,286	22,576	753,826	157,346	149,407	549,961
Variable accumulation unit value	$14.38	$24.69	$54.72	$8.37	$25.04	$67.05	$23.41	$52.87
Identified cost of investment	$1,975,695	$6,418,719	$21,070,517	$178,741	$13,345,011	$7,825,569	$3,549,671	$28,743,679

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class
ASSETS:
Investment at net asset value	$5,142,529	$60,271,596	$999,046	$7,940,095	$2,078,770	$729,664	$3,720,602	$876,114
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(511)	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	183	2,664	36	283	74	26	133	31
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	169	1,987	33	261	68	24	123	29
Administrative charges	14	166	3	22	6	2	10	2

Total net assets	$5,142,529	$60,271,596	$999,046	$7,940,095	$2,078,770	$729,664	$3,720,602	$876,114

Total shares outstanding	285,966	671,441	98,339	624,265	232,775	73,734	212,236	51,803

Net asset value per share (NAV)	$17.98	$89.76	$10.16	$12.72	$8.93	$9.90	$17.53	$16.91

Total units outstanding	116,644	495,569	78,565	355,928	246,518	64,815	132,805	35,051
Variable accumulation unit value	$44.10	$121.65	$12.72	$22.31	$8.43	$11.26	$28.02	$25.00
Identified cost of investment	$4,355,679	$25,520,879	$982,509	$6,970,049	$1,684,106	$653,643	$2,686,904	$766,182

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	American Funds IS Asset Allocation Fund— Class 4
ASSETS:
Investment at net asset value	$5,398,486	$3,171,652	$44,177,986	$6,444,380	$3,198,814	$23,961,179	$7,845,118	$1,136,922
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(32,628)	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	193	113	34,215	230	114	856	281	40
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	178	93	1,465	212	105	790	259	37
Administrative charges	15	9	122	18	9	66	22	3

Total net assets	$5,398,486	$3,171,663	$44,177,986	$6,444,380	$3,198,814	$23,961,179	$7,845,118	$1,136,922

Total shares outstanding	387,580	3,171,335	1,102,006	394,477	232,089	696,651	206,891	39,808

Net asset value per share (NAV)	$13.93	$1.00	$40.09	$16.34	$13.78	$34.39	$37.92	$28.56

Total units outstanding	216,947	2,484,403	540,673	130,666	248,428	228,459	106,805	79,895
Variable accumulation unit value	$24.88	$1.28	$81.73	$49.33	$12.88	$104.90	$73.45	$14.23
Identified cost of investment	$4,779,476	$3,171,647	$33,117,336	$5,285,051	$2,537,603	$17,848,677	$5,472,898	$986,267

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors Fund— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class II
ASSETS:
Investment at net asset value	$51,506	$679,627	$199,504	$277,940	$1,201,273	$470,412	$4,575,217	$33,799
Dividends due and accrued	—	—	—	—	—	1,743	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2	25	8	10	43	(1,727)	164	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	23	7	9	40	15	151	1
Administrative charges	—	2	1	1	3	1	13	—

Total net assets	$51,506	$679,627	$199,504	$277,940	$1,201,273	$470,412	$4,575,217	$33,799

Total shares outstanding	1,563	5,490	6,386	15,694	83,538	61,748	128,553	557

Net asset value per share (NAV)	$32.96	$123.79	$31.24	$17.71	$14.38	$7.59	$35.59	$60.72

Total units outstanding	2,932	29,253	12,761	18,122	73,033	35,882	74,891	1,792
Variable accumulation unit value	$17.57	$23.23	$15.63	$15.34	$16.45	$13.11	$61.09	$18.86
Identified cost of investment	$41,642	$589,651	$161,455	$208,875	$1,202,216	$453,986	$3,385,245	$26,549

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$20,887	$97,344	$775,404	$225,596	$150,750	$118,384	$29,473,972	$129,522
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	3	27	8	5	4	1,054	4
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	3	25	7	5	4	973	4
Administrative charges	—	—	2	1	—	—	81	—

Total net assets	$20,887	$97,344	$775,404	$225,596	$150,750	$118,384	$29,473,972	$129,522

Total shares outstanding	3,697	10,400	37,678	4,984	9,977	10,782	542,299	10,296

Net asset value per share (NAV)	$5.65	$9.36	$20.58	$45.26	$15.11	$10.98	$54.35	$12.58

Total units outstanding	2,178	8,299	23,208	16,440	12,200	12,278	273,369	9,898
Variable accumulation unit value	$9.59	$11.73	$33.43	$13.72	$12.36	$9.64	$107.85	$13.09
Identified cost of investment	$17,780	$98,466	$675,793	$184,093	$127,946	$122,461	$19,194,851	$128,459

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
ASSETS:
Investment at net asset value	$6,804,691	$131,703	$2,887,439	$638,405	$80,167	$3,564,468	$194,066	$37,101
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	243	4	104	23	3	127	7	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	224	4	96	21	3	117	6	1
Administrative charges	19	—	8	2	—	10	1	—

Total net assets	$6,804,691	$131,703	$2,887,439	$638,405	$80,167	$3,564,468	$194,066	$37,101

Total shares outstanding	260,218	10,621	37,200	16,004	7,026	90,492	13,301	3,423

Net asset value per share (NAV)	$26.15	$12.40	$77.62	$39.89	$11.41	$39.39	$14.59	$10.84

Total units outstanding	129,212	9,700	66,960	39,860	6,500	63,984	12,775	3,285
Variable accumulation unit value	$52.69	$13.58	$43.12	$16.02	$12.33	$55.73	$15.19	$11.29
Identified cost of investment	$5,770,973	$116,687	$2,166,971	$595,087	$81,740	$2,988,184	$177,675	$38,057

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. International Growth Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class
ASSETS:
Investment at net asset value	$1,173,460	$65,020	$216,671	$279,905	$24,219	$489,206	$10,412,087	$197,249
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	42	2	8	10	1	17	372	7
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	39	2	7	9	1	16	343	6
Administrative charges	3	—	1	1	—	1	29	1

Total net assets	$1,173,460	$65,020	$216,671	$279,905	$24,219	$489,206	$10,412,087	$197,249

Total shares outstanding	93,058	4,827	18,284	6,874	786	5,289	146,073	5,337

Net asset value per share (NAV)	$12.61	$13.47	$11.85	$40.72	$30.83	$92.49	$71.28	$36.96

Total units outstanding	90,042	4,670	17,610	20,423	1,309	27,095	227,077	12,173
Variable accumulation unit value	$13.03	$13.92	$12.30	$13.71	$18.50	$18.05	$45.86	$16.20
Identified cost of investment	$1,097,490	$57,109	$206,959	$261,392	$24,656	$428,658	$6,142,271	$157,901

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$922,378	$275,677	$1,043,599	$378,190	$1,583,034	$44,499	$485,022	$81,716
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	33	10	37	13	56	1	17	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	30	9	34	12	52	1	16	3
Administrative charges	3	1	3	1	4	—	1	—

Total net assets	$922,378	$275,677	$1,043,599	$378,190	$1,583,034	$44,499	$485,022	$81,716

Total shares outstanding	20,626	25,176	27,043	16,217	43,949	4,079	45,118	7,988

Net asset value per share (NAV)	$44.72	$10.95	$38.59	$23.32	$36.02	$10.91	$10.75	$10.23

Total units outstanding	23,781	15,682	23,085	25,611	27,180	3,976	40,480	8,140
Variable accumulation unit value	$38.71	$17.58	$45.22	$14.77	$58.25	$11.19	$11.98	$10.04
Identified cost of investment	$630,052	$242,112	$785,305	$315,697	$1,329,129	$43,948	$499,350	$82,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$792,991
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—
Net receivable from (payable to) the Fund for shares sold or purchased	28
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	26
Administrative charges	2

Total net assets	$792,991

Total shares outstanding	73,698

Net asset value per share (NAV)	$10.76

Total units outstanding	68,937
Variable accumulation unit value	$11.50
Identified cost of investment	$835,653

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations
For the year ended December 31, 2021

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$35,857	$85,774	$17,685	$—	$81,637	$404,888	$26,914	$125,475
Mortality and expense risk charges	(38,245)	(59,093)	(20,051)	(262)	(59,758)	(202,542)	(19,557)	(83,512)
Administrative charges	(3,214)	(5,125)	(1,856)	(22)	(5,129)	(17,439)	(1,758)	(7,181)

Net investment income (loss)	(5,602)	21,556	(4,222)	(284)	16,750	184,907	5,599	34,782

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	330,845	855,820	180,490	3,303	763,489	1,233,226	179,237	861,623
Cost of investments sold	(291,001)	(827,444)	(143,636)	(4,850)	(701,863)	(1,034,422)	(137,735)	(938,083)

Net realized gain (loss) on investments	39,844	28,376	36,854	(1,547)	61,626	198,804	41,502	(76,460)
Realized gain distribution received	58,632	146,693	—	—	60,115	—	52,681	275,706
Change in unrealized appreciation (depreciation) on investments	365,363	(332,828)	(77,724)	4,706	132,447	2,837,902	170,831	769,558

Net gain (loss) on investments	463,839	(157,759)	(40,870)	3,159	254,188	3,036,706	265,014	968,804

Net increase (decrease) in net assets resulting from operations	$458,237	$(136,203)	$(45,092)	$2,875	$270,938	$3,221,613	$270,613	$1,003,586

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$96,590	$161,510	$653,588	$—	$235,985	$121,531	$61,707	$1,387,964
Mortality and expense risk charges	(39,963)	(86,812)	(274,006)	(2,669)	(216,184)	(126,824)	(48,673)	(353,655)
Administrative charges	(3,511)	(7,352)	(23,851)	(224)	(18,542)	(10,821)	(4,299)	(30,604)

Net investment income (loss)	53,116	67,346	355,731	(2,893)	1,259	(16,114)	8,735	1,003,705

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,790,246	527,790	2,570,200	75,820	1,530,265	1,615,525	1,017,076	3,198,448
Cost of investments sold	(1,830,822)	(538,199)	(2,327,277)	(70,074)	(947,426)	(1,143,716)	(1,037,403)	(3,162,238)

Net realized gain (loss) on investments	(40,576)	(10,409)	242,923	5,746	582,839	471,809	(20,327)	36,210
Realized gain distribution received	—	88,307	511,790	—	587,154	505,736	—	—
Change in unrealized appreciation (depreciation) on investments	60,436	803,252	870,327	(6,991)	1,485,278	(164,545)	(103,150)	163,395

Net gain (loss) on investments	19,860	881,150	1,625,040	(1,245)	2,655,271	813,000	(123,477)	199,605

Net increase (decrease) in net assets resulting from operations	$72,976	$948,496	$1,980,771	$(4,138)	$2,656,530	$796,886	$(114,742)	$1,203,310

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$6,459	$673,895	$24,193	$73,450	$22,966	$2,255	$—	$—
Mortality and expense risk charges	(64,010)	(671,916)	(13,160)	(92,924)	(22,403)	(8,802)	(46,882)	(14,285)
Administrative charges	(5,413)	(57,801)	(1,128)	(7,909)	(2,077)	(743)	(4,080)	(1,203)

Net investment income (loss)	(62,964)	(55,822)	9,905	(27,383)	(1,514)	(7,290)	(50,962)	(15,488)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	780,969	6,387,998	269,072	636,307	264,318	185,262	430,864	545,779
Cost of investments sold	(423,549)	(2,068,331)	(260,684)	(655,764)	(215,894)	(164,639)	(232,532)	(410,506)

Net realized gain (loss) on investments	357,420	4,319,667	8,388	(19,457)	48,424	20,623	198,332	135,273
Realized gain distribution received	695,536	574,661	—	204,297	—	—	487,776	168,183
Change in unrealized appreciation (depreciation) on investments	(438,081)	8,431,516	(12,707)	551,150	496,989	12,465	(305,870)	(173,735)

Net gain (loss) on investments	614,875	13,325,844	(4,319)	735,990	545,413	33,088	380,238	129,721

Net increase (decrease) in net assets resulting from operations	$551,911	$13,270,022	$5,586	$708,607	$543,899	$25,798	$329,276	$114,233

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	American Funds IS Asset Allocation Fund— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$130,194	$304	$140,212	$37,912	$13,449	$192,874	$—	$14,894
Mortality and expense risk charges	(62,106)	(36,727)	(514,696)	(77,724)	(40,567)	(268,882)	(90,359)	(12,761)
Administrative charges	(5,279)	(3,527)	(45,544)	(6,598)	(3,524)	(23,098)	(7,759)	(1,063)

Net investment income (loss)	62,809	(39,950)	(420,028)	(46,410)	(30,642)	(99,106)	(98,118)	1,070

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	397,762	1,133,916	4,349,553	872,135	568,790	3,054,626	1,278,533	182,569
Cost of investments sold	(374,298)	(1,133,905)	(2,660,581)	(829,415)	(479,343)	(1,415,579)	(733,341)	(147,826)

Net realized gain (loss) on investments	23,464	11	1,688,972	42,720	89,447	1,639,047	545,192	34,743
Realized gain distribution received	79,368	—	6,236,281	119,075	—	1,056,105	552,109	38,684
Change in unrealized appreciation (depreciation) on investments	913,701	(11)	(457,009)	971,904	450,088	2,737,286	526,858	54,087

Net gain (loss) on investments	1,016,533	—	7,468,244	1,133,699	539,535	5,432,438	1,624,159	127,514

Net increase (decrease) in net assets resulting from operations	$1,079,342	$(39,950)	$7,048,216	$1,087,289	$508,893	$5,333,332	$1,526,041	$128,584

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors Fund— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$360	$1,364	$3,418	$9,977	$18,910	$—	$116
Mortality and expense risk charges	(651)	(7,276)	(2,775)	(3,490)	(14,241)	(5,323)	(57,467)	(694)
Administrative charges	(54)	(606)	(238)	(294)	(1,210)	(445)	(4,888)	(58)

Net investment income (loss)	(705)	(7,522)	(1,649)	(366)	(5,474)	13,142	(62,355)	(636)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,022	36,657	100,490	105,357	88,683	29,131	929,318	55,872
Cost of investments sold	(8,499)	(24,414)	(71,064)	(88,339)	(72,882)	(28,171)	(619,087)	(41,463)

Net realized gain (loss) on investments	3,523	12,243	29,426	17,018	15,801	960	310,231	14,409
Realized gain distribution received	1,318	78,405	8,136	—	199,985	1,330	624,825	1,411
Change in unrealized appreciation (depreciation) on investments	(1,860)	24,770	(26,023)	49,671	(152,946)	703	(361,261)	(3,048)

Net gain (loss) on investments	2,981	115,418	11,539	66,689	62,840	2,993	573,795	12,772

Net increase (decrease) in net assets resulting from operations	$2,276	$107,896	$9,890	$66,323	$57,366	$16,135	$511,440	$12,136

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$—	$4,423	$4,232	$1,730	$4,137	$931	$17,192	$2,571
Mortality and expense risk charges	(228)	(1,484)	(8,742)	(2,836)	(2,514)	(1,455)	(327,159)	(1,433)
Administrative charges	(19)	(127)	(741)	(236)	(216)	(127)	(27,913)	(122)

Net investment income (loss)	(247)	2,812	(5,251)	(1,342)	1,407	(651)	(337,880)	1,016

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	295	60,221	182,052	84,152	132,512	42,594	2,873,457	12,277
Cost of investments sold	(299)	(58,875)	(175,676)	(74,001)	(115,726)	(43,839)	(1,371,654)	(9,762)

Net realized gain (loss) on investments	(4)	1,346	6,376	10,151	16,786	(1,245)	1,501,803	2,515
Realized gain distribution received	—	—	—	—	—	—	3,413,132	13,555
Change in unrealized appreciation (depreciation) on investments	5,003	(8,422)	132,471	42,466	4,644	(2,551)	1,743,914	(24,037)

Net gain (loss) on investments	4,999	(7,076)	138,847	52,617	21,430	(3,796)	6,658,849	(7,967)

Net increase (decrease) in net assets resulting from operations	$4,752	$(4,264)	$133,596	$51,275	$22,837	$(4,447)	$6,320,969	$(6,951)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$121,449	$1,216	$—	$301	$1,866	$12,282	$2,723	$672
Mortality and expense risk charges	(76,970)	(1,314)	(34,482)	(6,835)	(739)	(41,536)	(2,049)	(415)
Administrative charges	(6,566)	(109)	(2,882)	(570)	(62)	(3,536)	(171)	(34)

Net investment income (loss)	37,913	(207)	(37,364)	(7,104)	1,065	(32,790)	503	223

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	788,344	1,379	297,118	66,811	39,100	425,501	4,266	22,871
Cost of investments sold	(698,688)	(1,108)	(147,860)	(59,240)	(32,499)	(324,392)	(3,918)	(21,880)

Net realized gain (loss) on investments	89,656	271	149,258	7,571	6,601	101,109	348	991
Realized gain distribution received	712,893	1,042	247,856	34,769	197	556,073	8,128	1,192
Change in unrealized appreciation (depreciation) on investments	486,466	9,784	(103,739)	14,931	(6,148)	102,233	16,391	(956)

Net gain (loss) on investments	1,289,015	11,097	293,375	57,271	650	759,415	24,867	1,227

Net increase (decrease) in net assets resulting from operations	$1,326,928	$10,890	$256,011	$50,167	$1,715	$726,625	$25,370	$1,450

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. International Growth Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$18,874	$1,027	$3,687	$2,957	$43	$1,086	$51,826	$270
Mortality and expense risk charges	(13,271)	(705)	(2,306)	(3,385)	(211)	(5,496)	(120,252)	(2,668)
Administrative charges	(1,106)	(59)	(192)	(285)	(18)	(458)	(10,484)	(222)

Net investment income (loss)	4,497	263	1,189	(713)	(186)	(4,868)	(78,910)	(2,620)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	21,334	801	15,824	59,122	11,674	38,742	1,150,267	77,889
Cost of investments sold	(19,836)	(651)	(14,185)	(51,063)	(10,908)	(30,866)	(509,585)	(58,807)

Net realized gain (loss) on investments	1,498	150	1,639	8,059	766	7,876	640,682	19,082
Realized gain distribution received	36,108	2,188	7,552	19,054	1,512	40,970	460,172	5,238
Change in unrealized appreciation (depreciation) on investments	71,292	4,521	4,246	(14,272)	(437)	19,859	486,620	(1,917)

Net gain (loss) on investments	108,898	6,859	13,437	12,841	1,841	68,705	1,587,474	22,403

Net increase (decrease) in net assets resulting from operations	$113,395	$7,122	$14,626	$12,128	$1,655	$63,837	$1,508,564	$19,783

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$5,435	$1,330	$5,231	$5,751	$—	$1,076	$7,659	$396
Mortality and expense risk charges	(11,325)	(1,948)	(11,933)	(3,652)	(21,783)	(462)	(6,078)	(1,158)
Administrative charges	(952)	(164)	(1,038)	(308)	(1,847)	(38)	(516)	(97)

Net investment income (loss)	(6,842)	(782)	(7,740)	1,791	(23,630)	576	1,065	(859)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	288,638	13,304	103,428	30,569	562,207	459	135,735	71,550
Cost of investments sold	(194,277)	(9,103)	(71,370)	(31,737)	(322,634)	(447)	(137,113)	(69,855)

Net realized gain (loss) on investments	94,361	4,201	32,058	(1,168)	239,573	12	(1,378)	1,695
Realized gain distribution received	27,327	1,278	54,796	—	225,570	—	4,664	—
Change in unrealized appreciation (depreciation) on investments	96,948	29,207	127,214	95,443	(229,612)	(381)	(20,847)	(2,978)

Net gain (loss) on investments	218,636	34,686	214,068	94,275	235,531	(369)	(17,561)	(1,283)

Net increase (decrease) in net assets resulting from operations	$211,794	$33,904	$206,328	$96,066	$211,901	$207	$(16,496)	$(2,142)

        The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2021

PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$15,235
Mortality and expense risk charges	(10,652)
Administrative charges	(895)

Net investment income (loss)	3,688

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	235,555
Cost of investments sold	(227,771)

Net realized gain (loss) on investments	7,784
Realized gain distribution received	40,946
Change in unrealized appreciation (depreciation) on investments	(75,028)

Net gain (loss) on investments	(26,298)

Net increase (decrease) in net assets resulting from operations	$(22,610)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class		MainStay VP Conservative Allocation— Service Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,602)	$13,822	$21,556	$39,279	$(4,222)	$27,998	$(284)	$1,919	$16,750	$24,466
Net realized gain (loss) on investments	39,844	(35,510)	28,376	33,701	36,854	(7,893)	(1,547)	(11,285)	61,626	8,646
Realized gain distribution received	58,632	103,008	146,693	11,861	—	—	—	—	60,115	78,464
Change in unrealized appreciation (depreciation) on investments	365,363	80,897	(332,828)	234,238	(77,724)	305,167	4,706	3,481	132,447	294,701

Net increase (decrease) in net assets resulting from operations	458,237	162,217	(136,203)	319,079	(45,092)	325,272	2,875	(5,885)	270,938	406,277

Contributions and (Withdrawals):
Payments received from policyowners	133,544	137,773	22,088	34,838	8,239	9,047	—	120	10,887	6,099
Policyowners' surrenders	(161,158)	(101,299)	(401,540)	(114,366)	(105,072)	(97,090)	(256)	(6,290)	(268,312)	(437,890)
Policyowners' annuity and death benefits	(76,845)	(71,534)	(257,577)	(74,637)	(45,450)	(62,192)	—	—	(177,900)	(94,240)
Net transfers from (to) Fixed Account	6,319	(38,463)	(62,386)	(48,962)	(1,535)	(10,903)	—	—	13,372	(122,278)
Transfers between Investment Divisions	222,353	12,327	56,073	345,597	13,956	(120,019)	(1,490)	(11,222)	(215,103)	(192,649)

Net contributions and (withdrawals)	124,213	(61,196)	(643,342)	142,470	(129,862)	(281,157)	(1,746)	(17,392)	(637,056)	(840,958)

Increase (decrease) in net assets	582,450	101,021	(779,545)	461,549	(174,954)	44,115	1,129	(23,277)	(366,118)	(434,681)

NET ASSETS:
Beginning of period	2,919,715	2,818,694	5,308,126	4,846,577	1,666,945	1,622,830	21,095	44,372	5,016,447	5,451,128

End of period	$3,502,165	$2,919,715	$4,528,581	$5,308,126	$1,491,991	$1,666,945	$22,224	$21,095	$4,650,329	$5,016,447
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$184,907	$210,066	$5,599	$10,151	$34,782	$65,965	$53,116	$74,757	$67,346	$85,724
Net realized gain (loss) on investments	198,804	442,595	41,502	2,066	(76,460)	(154,822)	(40,576)	(45,739)	(10,409)	(143,217)
Realized gain distribution received	—	520,372	52,681	68,480	275,706	396,688	—	—	88,307	221,199
Change in unrealized appreciation (depreciation) on investments	2,837,902	(1,596,884)	170,831	92,954	769,558	(615,727)	60,436	(18,684)	803,252	507,668

Net increase (decrease) in net assets resulting from operations	3,221,613	(423,851)	270,613	173,651	1,003,586	(307,896)	72,976	10,334	948,496	671,374

Contributions and (Withdrawals):
Payments received from policyowners	81,029	286,688	30,255	17,860	98,488	98,754	34,663	71,183	75,013	29,672
Policyowners' surrenders	(489,096)	(727,053)	(43,631)	(27,307)	(334,048)	(492,596)	(134,944)	(59,411)	(254,218)	(345,558)
Policyowners' annuity and death benefits	(368,161)	(329,862)	(36,958)	(56,846)	(166,584)	(111,547)	(33,774)	(23,737)	(126,074)	(70,715)
Net transfers from (to) Fixed Account	(21,218)	(571,059)	(57,763)	(35,747)	(87,914)	(105,775)	(1,559,864)	(137,015)	(6,340)	(182,217)
Transfers between Investment Divisions	(63,060)	(342,608)	(23,859)	(2,672)	(157,131)	(409,611)	135,861	78,830	(46,455)	(271,048)

Net contributions and (withdrawals)	(860,506)	(1,683,894)	(131,956)	(104,712)	(647,189)	(1,020,775)	(1,558,058)	(70,150)	(358,074)	(839,866)

Increase (decrease) in net assets	2,361,107	(2,107,745)	138,657	68,939	356,397	(1,328,671)	(1,485,082)	(59,816)	590,422	(168,492)

NET ASSETS:
Beginning of period	15,570,125	17,677,870	1,567,139	1,498,200	6,994,803	8,323,474	3,447,298	3,507,114	6,883,308	7,051,800

End of period	$17,931,232	$15,570,125	$1,705,796	$1,567,139	$7,351,200	$6,994,803	$1,962,216	$3,447,298	$7,473,730	$6,883,308

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$355,731	$261,193	$(2,893)	$747	$1,259	$88,232	$(16,114)	$(47,762)	$8,735	$5,123
Net realized gain (loss) on investments	242,923	558,794	5,746	5,212	582,839	545,249	471,809	93,995	(20,327)	(29,244)
Realized gain distribution received	511,790	822,395	—	—	587,154	572,011	505,736	96,206	—	—
Change in unrealized appreciation (depreciation) on investments	870,327	(302,268)	(6,991)	4,748	1,485,278	798,439	(164,545)	2,546,489	(103,150)	183,047

Net increase (decrease) in net assets resulting from operations	1,980,771	1,340,114	(4,138)	10,707	2,656,530	2,003,931	796,886	2,688,928	(114,742)	158,926

Contributions and (Withdrawals):
Payments received from policyowners	425,103	185,965	764	2,087	43,487	125,107	269,743	127,757	25,508	20,831
Policyowners' surrenders	(1,155,044)	(1,509,115)	(50,961)	(49,579)	(842,827)	(1,008,467)	(339,294)	(462,801)	(146,927)	(334,237)
Policyowners' annuity and death benefits	(819,360)	(828,566)	(9,372)	(1,015)	(301,349)	(286,539)	(582,202)	(198,871)	(104,101)	(135,234)
Net transfers from (to) Fixed Account	(222,344)	(669,498)	48	561	(93,878)	(51,324)	(185,225)	(52,920)	(136,787)	(149,889)
Transfers between Investment Divisions	156,023	(279,705)	(3,517)	(17,898)	25,150	(247,022)	(151,994)	570,466	(535,478)	414,122

Net contributions and (withdrawals)	(1,615,622)	(3,100,919)	(63,038)	(65,844)	(1,169,417)	(1,468,245)	(988,972)	(16,369)	(897,785)	(184,407)

Increase (decrease) in net assets	365,149	(1,760,805)	(67,176)	(55,137)	1,487,113	535,686	(192,086)	2,672,559	(1,012,527)	(25,481)

NET ASSETS:
Beginning of period	22,571,382	24,332,187	256,161	311,298	17,389,505	16,853,819	10,744,008	8,071,449	4,509,608	4,535,089

End of period	$22,936,531	$22,571,382	$188,985	$256,161	$18,876,618	$17,389,505	$10,551,922	$10,744,008	$3,497,081	$4,509,608

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class
	2020	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,003,705	$1,282,154	$(62,964)	$(24,481)	$(55,822)	$54,926	$9,905	$14,013	$(27,383)	$68,993
Net realized gain (loss) on investments	36,210	(330,989)	357,420	107,032	4,319,667	3,653,566	8,388	3,212	(19,457)	(90,609)
Realized gain distribution received	—	—	695,536	251,475	574,661	368,529	—	—	204,297	194,405
Change in unrealized appreciation (depreciation) on investments	163,395	47,388	(438,081)	510,949	8,431,516	3,320,105	(12,707)	33,508	551,150	506,311

Net increase (decrease) in net assets resulting from operations	1,203,310	998,553	551,911	844,975	13,270,022	7,397,126	5,586	50,733	708,607	679,100

Contributions and (Withdrawals):
Payments received from policyowners	360,244	332,079	12,628	61,817	733,466	527,073	2,040	5,690	42,770	29,082
Policyowners' surrenders	(1,226,892)	(1,574,869)	(107,493)	(144,473)	(3,049,451)	(2,402,732)	(221,112)	(173,906)	(170,283)	(160,865)
Policyowners' annuity and death benefits	(1,303,058)	(988,604)	(496,844)	(26,446)	(1,812,385)	(1,132,597)	(14,945)	(9,249)	(40,738)	(73,286)
Net transfers from (to) Fixed Account	(400,944)	(814,935)	(35,860)	(99,974)	(600,955)	(1,398,297)	(6,359)	(254,412)	18,826	(58,083)
Transfers between Investment Divisions	582,948	(443,954)	(2,730)	(123,093)	(49,629)	(744,617)	24,076	(63,582)	(342,614)	(146,343)

Net contributions and (withdrawals)	(1,987,702)	(3,490,283)	(630,299)	(332,169)	(4,778,954)	(5,151,170)	(216,300)	(495,459)	(492,039)	(409,495)

Increase (decrease) in net assets	(784,392)	(2,491,730)	(78,388)	512,806	8,491,068	2,245,956	(210,714)	(444,726)	216,568	269,605

NET ASSETS:
Beginning of period	29,857,490	32,349,220	5,220,917	4,708,111	51,780,528	49,534,572	1,209,760	1,654,486	7,723,527	7,453,922

End of period	$29,073,098	$29,857,490	$5,142,529	$5,220,917	$60,271,596	$51,780,528	$999,046	$1,209,760	$7,940,095	$7,723,527

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Natural Resources— Initial Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,514)	$17,765	$(7,290)	$4,454	$(50,962)	$(39,278)	$(15,488)	$(11,108)	$62,809	$91,428
Net realized gain (loss) on investments	48,424	(71,465)	20,623	16,167	198,332	123,937	135,273	939	23,464	18,688
Realized gain distribution received	—	—	—	—	487,776	93,420	168,183	28,072	79,368	311,085
Change in unrealized appreciation (depreciation) on investments	496,989	102,537	12,465	52,653	(305,870)	894,874	(173,735)	297,131	913,701	(489,879)

Net increase (decrease) in net assets resulting from operations	543,899	48,837	25,798	73,274	329,276	1,072,953	114,233	315,034	1,079,342	(68,678)

Contributions and (Withdrawals):
Payments received from policyowners	58,278	26,806	5,824	8,433	19,083	15,309	104,041	260	20,438	29,596
Policyowners' surrenders	(27,362)	(160,862)	(69,818)	(49,919)	(300,391)	(197,737)	(10,062)	(20,688)	(134,130)	(153,579)
Policyowners' annuity and death benefits	(33,065)	(16,667)	(29,206)	(7,844)	(27,750)	(12,472)	(343,395)	—	(74,734)	(56,450)
Net transfers from (to) Fixed Account	16,134	13,630	3,666	2,123	(35,766)	(55,487)	(266)	41	(3,938)	(64,578)
Transfers between Investment Divisions	28,077	(86,026)	(6,111)	116,115	(16,060)	(115,793)	(140,436)	28,829	(75,002)	(157,896)

Net contributions and (withdrawals)	42,062	(223,119)	(95,645)	68,908	(360,884)	(366,180)	(390,118)	8,442	(267,366)	(402,907)

Increase (decrease) in net assets	585,961	(174,282)	(69,847)	142,182	(31,608)	706,773	(275,885)	323,476	811,976	(471,585)

NET ASSETS:
Beginning of period	1,492,809	1,667,091	799,511	657,329	3,752,210	3,045,437	1,151,999	828,523	4,586,510	5,058,095

End of period	$2,078,770	$1,492,809	$729,664	$799,511	$3,720,602	$3,752,210	$876,114	$1,151,999	$5,398,486	$4,586,510

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(39,950)	$(41,310)	$(420,028)	$(255,667)	$(46,410)	$(18,508)	$(30,642)	$(31,375)	$(99,106)	$49,693
Net realized gain (loss) on investments	11	74	1,688,972	1,654,678	42,720	(272,414)	89,447	(79,370)	1,639,047	1,055,244
Realized gain distribution received	—	—	6,236,281	3,351,578	119,075	368,643	—	—	1,056,105	1,462,501
Change in unrealized appreciation (depreciation) on investments	(11)	(18)	(457,009)	4,995,878	971,904	422,147	450,088	341,170	2,737,286	25,831

Net increase (decrease) in net assets resulting from operations	(39,950)	(41,254)	7,048,216	9,746,467	1,087,289	499,868	508,893	230,425	5,333,332	2,593,269

Contributions and (Withdrawals):
Payments received from policyowners	250,616	418,401	551,605	332,162	14,083	106,113	4,892	36,976	65,219	103,362
Policyowners' surrenders	(411,927)	(1,102,664)	(2,076,459)	(2,412,756)	(253,333)	(241,852)	(262,348)	(91,934)	(1,484,944)	(676,842)
Policyowners' annuity and death benefits	(53,617)	(290,415)	(797,107)	(731,996)	(310,928)	(73,771)	(132,271)	(17,361)	(792,957)	(354,149)
Net transfers from (to) Fixed Account	35,481	(469,178)	(518,504)	(457,017)	(63,917)	(85,390)	(58,725)	(50,565)	(229,546)	(596,876)
Transfers between Investment Divisions	465,445	1,010,001	(327,399)	(444,737)	(141,464)	(297,657)	(12,050)	(141,718)	(236,909)	(73,007)

Net contributions and (withdrawals)	285,998	(433,855)	(3,167,864)	(3,714,344)	(755,559)	(592,557)	(460,502)	(264,602)	(2,679,137)	(1,597,512)

Increase (decrease) in net assets	246,048	(475,109)	3,880,352	6,032,123	331,730	(92,689)	48,391	(34,177)	2,654,195	995,757

NET ASSETS:
Beginning of period	2,925,615	3,400,724	40,297,634	34,265,511	6,112,650	6,205,339	3,150,423	3,184,600	21,306,984	20,311,227

End of period	$3,171,663	$2,925,615	$44,177,986	$40,297,634	$6,444,380	$6,112,650	$3,198,814	$3,150,423	$23,961,179	$21,306,984

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Winslow Large Cap Growth— Initial Class		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(98,118)	$(81,419)	$1,070	$1,682	$(705)	$(596)	$(7,522)	$(2,121)	$(1,649)	$(2,926)
Net realized gain (loss) on investments	545,192	374,558	34,743	6,418	3,523	(721)	12,243	30,611	29,426	(8,763)
Realized gain distribution received	552,109	430,404	38,684	2,970	1,318	4,315	78,405	3,546	8,136	2,532
Change in unrealized appreciation (depreciation) on investments	526,858	1,185,011	54,087	64,290	(1,860)	7,761	24,770	59,663	(26,023)	44,667

Net increase (decrease) in net assets resulting from operations	1,526,041	1,908,554	128,584	75,360	2,276	10,759	107,896	91,699	9,890	35,510

Contributions and (Withdrawals):
Payments received from policyowners	141,288	71,568	6,690	1,941	638	1,708	33,985	8,563	375	1,373
Policyowners' surrenders	(152,741)	(329,729)	(148,245)	(115,201)	(10,413)	(277)	(4,721)	(69,564)	(57,624)	(235)
Policyowners' annuity and death benefits	(738,062)	(294,771)	—	—	—	—	—	—	(1,395)	(290)
Net transfers from (to) Fixed Account	(37,361)	(81,308)	9,355	7,988	9,935	3,505	(4,420)	50,602	(1,356)	(9,150)
Transfers between Investment Divisions	(58,204)	31,228	352,698	161,039	(1,055)	(20,414)	62,114	298,760	(12,817)	(39,856)

Net contributions and (withdrawals)	(845,080)	(603,012)	220,498	55,767	(895)	(15,478)	86,958	288,361	(72,817)	(48,158)

Increase (decrease) in net assets	680,961	1,305,542	349,082	131,127	1,381	(4,719)	194,854	380,060	(62,927)	(12,648)

NET ASSETS:
Beginning of period	7,164,157	5,858,615	787,840	656,713	50,125	54,844	484,773	104,713	262,431	275,079

End of period	$7,845,118	$7,164,157	$1,136,922	$787,840	$51,506	$50,125	$679,627	$484,773	$199,504	$262,431

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS Washington Mutual Investors Fund— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class II
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(366)	$782	$(5,474)	$(1,114)	$13,142	$8,009	$(62,355)	$(36,798)	$(636)	$(278)
Net realized gain (loss) on investments	17,018	(1,854)	15,801	13,812	960	(4,278)	310,231	230,864	14,409	533
Realized gain distribution received	—	3,063	199,985	64,560	1,330	—	624,825	327,612	1,411	2,089
Change in unrealized appreciation (depreciation) on investments	49,671	19,413	(152,946)	115,943	703	7,133	(361,261)	1,319,144	(3,048)	6,575

Net increase (decrease) in net assets resulting from operations	66,323	21,404	57,366	193,201	16,135	10,864	511,440	1,840,822	12,136	8,919

Contributions and (Withdrawals):
Payments received from policyowners	243	7,243	28,460	1,231	—	53,100	143,098	91,927	120	3,600
Policyowners' surrenders	(77,068)	(17,700)	(49,787)	(168,075)	(2,115)	(14,767)	(99,595)	(335,816)	(46,215)	(2,312)
Policyowners' annuity and death benefits	(1,270)	(1,169)	—	(8,473)	—	(1,254)	(354,878)	(4,104)	—	—
Net transfers from (to) Fixed Account	—	2,900	(13,877)	2,361	11,175	(178,248)	(35,643)	81,931	1,000	—
Transfers between Investment Divisions	1,182	6,302	41,668	(102,961)	35,467	152,000	(240,666)	321,828	(5,066)	1,436

Net contributions and (withdrawals)	(76,913)	(2,424)	6,464	(275,917)	44,527	10,831	(587,684)	155,766	(50,161)	2,724

Increase (decrease) in net assets	(10,590)	18,980	63,830	(82,716)	60,662	21,695	(76,244)	1,996,588	(38,025)	11,643

NET ASSETS:
Beginning of period	288,530	269,550	1,137,443	1,220,159	409,750	388,055	4,651,461	2,654,873	71,824	60,181

End of period	$277,940	$288,530	$1,201,273	$1,137,443	$470,412	$409,750	$4,575,217	$4,651,461	$33,799	$71,824

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(247)	$3,485	$2,812	$2,528	$(5,251)	$(4,335)	$(1,342)	$(285)	$1,407	$2,485
Net realized gain (loss) on investments	(4)	(1,796)	1,346	(4,859)	6,376	(60,795)	10,151	(1,080)	16,786	(7,895)
Realized gain distribution received	—	—	—	—	—	19,667	—	6,170	—	—
Change in unrealized appreciation (depreciation) on investments	5,003	(2,385)	(8,422)	3,641	132,471	58,051	42,466	(7,800)	4,644	7,314

Net increase (decrease) in net assets resulting from operations	4,752	(696)	(4,264)	1,310	133,596	12,588	51,275	(2,995)	22,837	1,904

Contributions and (Withdrawals):
Payments received from policyowners	749	749	195	195	1,593	6,090	9,275	—	401	483
Policyowners' surrenders	—	—	(47,114)	(1,605)	(49,455)	(10,417)	(1,318)	—	(99,936)	(8,216)
Policyowners' annuity and death benefits	(64)	—	(1,033)	(1,765)	(4,732)	(11,450)	—	—	(2,449)	(435)
Net transfers from (to) Fixed Account	—	—	16	186	(11,986)	(33,821)	(2,100)	—	(1,968)	372
Transfers between Investment Divisions	—	(3,925)	1,081	(51,665)	188,353	(39,995)	44,065	8,632	(24,738)	(31,878)

Net contributions and (withdrawals)	685	(3,176)	(46,855)	(54,654)	123,773	(89,593)	49,922	8,632	(128,690)	(39,674)

Increase (decrease) in net assets	5,437	(3,872)	(51,119)	(53,344)	257,369	(77,005)	101,197	5,637	(105,853)	(37,770)

NET ASSETS:
Beginning of period	15,450	19,322	148,463	201,807	518,035	595,040	124,399	118,762	256,603	294,373

End of period	$20,887	$15,450	$97,344	$148,463	$775,404	$518,035	$225,596	$124,399	$150,750	$256,603

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class
	2021	2020 (a)	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(651)	$1,286	$(337,880)	$(244,202)	$1,016	$(475)	$37,913	$27,189	$(207)	$24
Net realized gain (loss) on investments	(1,245)	(408)	1,501,803	1,740,286	2,515	477	89,656	(29,851)	271	(10)
Realized gain distribution received	—	427	3,413,132	121,926	13,555	7,790	712,893	260,838	1,042	696
Change in unrealized appreciation (depreciation) on investments	(2,551)	(1,526)	1,743,914	4,330,234	(24,037)	17,168	486,466	(15,081)	9,784	4,016

Net increase (decrease) in net assets resulting from operations	(4,447)	(221)	6,320,969	5,948,244	(6,951)	24,960	1,326,928	243,095	10,890	4,726

Contributions and (Withdrawals):
Payments received from policyowners	1,135	181	119,344	200,781	9,379	6,095	127,864	43,114	478	441
Policyowners' surrenders	(6,470)	(309)	(1,177,627)	(1,332,003)	(385)	(360)	(367,325)	(235,120)	—	—
Policyowners' annuity and death benefits	(1,387)	—	(779,864)	(503,045)	—	—	(97,554)	(141,173)	—	—
Net transfers from (to) Fixed Account	41	—	(200,436)	(833,775)	(7,271)	742	(148,481)	(186,857)	—	—
Transfers between Investment Divisions	(6,475)	136,336	(355,868)	(721,768)	34,108	2,137	(49,802)	(32,420)	69,124	18,483

Net contributions and (withdrawals)	(13,156)	136,208	(2,394,451)	(3,189,810)	35,831	8,614	(535,298)	(552,456)	69,602	18,924

Increase (decrease) in net assets	(17,603)	135,987	3,926,518	2,758,434	28,880	33,574	791,630	(309,361)	80,492	23,650

NET ASSETS:
Beginning of period	135,987	—	25,547,454	22,789,020	100,642	67,068	6,013,061	6,322,422	51,211	27,561

End of period	$118,384	$135,987	$29,473,972	$25,547,454	$129,522	$100,642	$6,804,691	$6,013,061	$131,703	$51,211

(a) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II
	2021	2020	2021	2020	2021	2020	2021	2020	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(37,364)	$(20,291)	$(7,104)	$(1,104)	$1,065	$174	$(32,790)	$(24,552)	$503
Net realized gain (loss) on investments	149,258	102,361	7,571	(3,569)	6,601	13	101,109	(88,038)	348
Realized gain distribution received	247,856	85,229	34,769	8,633	197	4	556,073	—	8,128
Change in unrealized appreciation (depreciation) on investments	(103,739)	636,576	14,931	23,224	(6,148)	4,027	102,233	525,361	16,391

Net increase (decrease) in net assets resulting from operations	256,011	803,875	50,167	27,184	1,715	4,218	726,625	412,771	25,370

Contributions and (Withdrawals):
Payments received from policyowners	52,894	156,936	10,251	4,952	26,399	—	29,139	27,036	—
Policyowners' surrenders	(130,507)	(189,105)	(10,597)	(20,743)	—	—	(180,808)	(113,092)	(655)
Policyowners' annuity and death benefits	—	—	—	—	—	—	(68,558)	(25,972)	—
Net transfers from (to) Fixed Account	36,170	(27,293)	8,172	92,885	(22,997)	59	(23,922)	(14,605)	5,000
Transfers between Investment Divisions	188,688	606,617	89,442	314,049	33,012	20,781	(78,058)	(328,885)	164,351

Net contributions and (withdrawals)	147,245	547,155	97,268	391,143	36,414	20,840	(322,207)	(455,518)	168,696

Increase (decrease) in net assets	403,256	1,351,030	147,435	418,327	38,129	25,058	404,418	(42,747)	194,066

NET ASSETS:
Beginning of period	2,484,183	1,133,153	490,970	72,643	42,038	16,980	3,160,050	3,202,797	—

End of period	$2,887,439	$2,484,183	$638,405	$490,970	$80,167	$42,038	$3,564,468	$3,160,050	$194,066

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II		Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. International Growth Fund— Series II Shares
	2021	2020 (b)	2021	2020 (b)	2021	2020 (b)	2021	2020 (b)	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$223	$(457)	$4,497	$7,314	$263	$248	$1,189	$1,053	$(713)	$1,931
Net realized gain (loss) on investments	991	6,043	1,498	9	150	17	1,639	15	8,059	6,922
Realized gain distribution received	1,192	—	36,108	5,739	2,188	359	7,552	615	19,054	6,384
Change in unrealized appreciation (depreciation) on investments	(956)	—	71,292	4,678	4,521	3,390	4,246	5,467	(14,272)	19,669

Net increase (decrease) in net assets resulting from operations	1,450	5,586	113,395	17,740	7,122	4,014	14,626	7,150	12,128	34,906

Contributions and (Withdrawals):
Payments received from policyowners	—	—	1,401	—	—	—	1,200	—	388	4,891
Policyowners' surrenders	—	—	(6,063)	—	—	—	—	—	(264)	(25,247)
Policyowners' annuity and death benefits	—	—	—	—	—	—	—	—	(175)	(580)
Net transfers from (to) Fixed Account	(20,136)	—	(1,443)	—	—	—	—	—	(36,243)	372
Transfers between Investment Divisions	55,787	(5,586)	143,032	905,398	5,654	48,230	48,079	145,616	(8,119)	(47,338)

Net contributions and (withdrawals)	35,651	(5,586)	136,927	905,398	5,654	48,230	49,279	145,616	(44,413)	(67,902)

Increase (decrease) in net assets	37,101		250,322	923,138	12,776	52,244	63,905	152,766	(32,285)	(32,996)

NET ASSETS:
Beginning of period	—		923,138	—	52,244	—	152,766		312,190	345,186

End of period	$37,101	$—	$1,173,460	$923,138	$65,020	$52,244	$216,671	$152,766	$279,905	$312,190

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class
	2021	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(186)	$(4,868)	$(4,710)	$(78,910)	$(44,760)	$(2,620)	$(812)	$(6,842)	$(6,499)
Net realized gain (loss) on investments	766	7,876	(7,788)	640,682	254,594	19,082	3,623	94,361	36,751
Realized gain distribution received	1,512	40,970	30,935	460,172	414,628	5,238	4,164	27,327	29,953
Change in unrealized appreciation (depreciation) on investments	(437)	19,859	11,536	486,620	814,809	(1,917)	30,834	96,948	39,693

Net increase (decrease) in net assets resulting from operations	1,655	63,837	29,973	1,508,564	1,439,271	19,783	37,809	211,794	99,898

Contributions and (Withdrawals):
Payments received from policyowners	—	90	3,036	413,906	56,684	119	4,141	6,108	6,444
Policyowners' surrenders	(616)	(1,603)	(6,951)	(643,263)	(347,940)	(46,657)	—	(83,896)	(22,065)
Policyowners' annuity and death benefits	—	—	—	(173,071)	(79,089)	(1,108)	—	(5,856)	(71,292)
Net transfers from (to) Fixed Account	7,781	(3,957)	10,256	(147,743)	(113,106)	(3,564)	(10,818)	(65,537)	(34,270)
Transfers between Investment Divisions	15,399	5,074	(18,444)	(44,624)	389,674	389	42,353	(123,484)	(70,667)

Net contributions and (withdrawals)	22,564	(396)	(12,103)	(594,795)	(93,777)	(50,821)	35,676	(272,665)	(191,850)

Increase (decrease) in net assets	24,219	63,441	17,870	913,769	1,345,494	(31,038)	73,485	(60,871)	(91,952)

NET ASSETS:
Beginning of period	—	425,765	407,895	9,498,318	8,152,824	228,287	154,802	983,249	1,075,201

End of period	$24,219	$489,206	$425,765	$10,412,087	$9,498,318	$197,249	$228,287	$922,378	$983,249

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Mid Cap Value Portfolio— Service Class		MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class
	2021	2020 (b)	2021	2020	2021	2020	2021	2020	2021	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(782)	$(47)	$(7,740)	$(5,545)	$1,791	$2,797	$(23,630)	$(17,614)	$576	$89
Net realized gain (loss) on investments	4,201	616	32,058	45,194	(1,168)	(16,278)	239,573	64,178	12	1
Realized gain distribution received	1,278	405	54,796	32,966	—	6,538	225,570	79,901	—	—
Change in unrealized appreciation (depreciation) on investments	29,207	4,359	127,214	49,715	95,443	(49,764)	(229,612)	342,329	(381)	932

Net increase (decrease) in net assets resulting from operations	33,904	5,333	206,328	122,330	96,066	(56,707)	211,901	468,794	207	1,022

Contributions and (Withdrawals):
Payments received from policyowners	1,300	—	1,395	5,255	9,919	5,120	118,209	16,965	89	38
Policyowners' surrenders	(105)	(8)	(71,451)	(72,809)	(1,815)	(10,436)	(24,590)	(82,410)	—	—
Policyowners' annuity and death benefits	—	—	(1,200)	(21,795)	—	—	(364,786)	(86,010)	—	—
Net transfers from (to) Fixed Account	3,118	—	(6,823)	(99,985)	(8,789)	(4,639)	(9,415)	1,140	—	—
Transfers between Investment Divisions	181,344	50,791	(12,378)	(86)	63,989	(65,294)	(54,614)	121,864	13,915	29,228

Net contributions and (withdrawals)	185,657	50,783	(90,457)	(189,420)	63,304	(75,249)	(335,196)	(28,451)	14,004	29,266

Increase (decrease) in net assets	219,561	56,116	115,871	(67,090)	159,370	(131,956)	(123,295)	440,343	14,211	30,288

NET ASSETS:
Beginning of period	56,116	—	927,728	994,818	218,820	350,776	1,706,329	1,265,986	30,288	—

End of period	$275,677	$56,116	$1,043,599	$927,728	$378,190	$218,820	$1,583,034	$1,706,329	$44,499	$30,288

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,065	$26,528	$(859)	$(212)	$3,688	$5,833
Net realized gain (loss) on investments	(1,378)	1,044	1,695	903	7,784	13,456
Realized gain distribution received	4,664	—	—	—	40,946	8,776
Change in unrealized appreciation (depreciation) on investments	(20,847)	(5,930)	(2,978)	750	(75,028)	22,227

Net increase (decrease) in net assets resulting from operations	(16,496)	21,642	(2,142)	1,441	(22,610)	50,292

Contributions and (Withdrawals):
Payments received from policyowners	1,449	2,408	25	424	1,782	3,370
Policyowners' surrenders	(97,724)	(61,907)	(27,957)	(24,474)	(155,474)	(82,266)
Policyowners' annuity and death benefits	(164)	(5,307)	(59)	(435)	(1,567)	(4,431)
Net transfers from (to) Fixed Account	(4,718)	1,727	16	186	139	(92,674)
Transfers between Investment Divisions	42,815	(46,149)	8,547	36,405	25,122	266,921

Net contributions and (withdrawals)	(58,342)	(109,228)	(19,428)	12,106	(129,998)	90,920

Increase (decrease) in net assets	(74,838)	(87,586)	(21,570)	13,547	(152,608)	141,212

NET ASSETS:
Beginning of period	559,860	647,446	103,286	89,739	945,599	804,387

End of period	$485,022	$559,860	$81,716	$103,286	$792,991	$945,599

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2021

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
ASSETS:
Investment at net asset value	$5,002,274	$6,734,346	$3,613,436	$113,499	$8,720,840	$28,555,754	$4,836,713	$14,544,829
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	511	(3,267)	194	—	19	(7,725)	—	899
Net receivable from (payable to) the Fund for shares sold or purchased	(332)	3,506	(66)	4	292	8,741	172	(383)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	165	221	118	4	287	938	159	476
Administrative charges	14	18	10	—	24	78	13	40

Total net assets	$5,002,274	$6,734,346	$3,613,436	$113,499	$8,720,840	$28,555,754	$4,836,713	$14,544,829

Total shares outstanding	300,316	466,794	323,924	15,380	683,055	1,573,415	340,314	1,076,526

Net asset value per share (NAV)	$16.66	$14.43	$11.16	$7.38	$12.77	$18.15	$14.21	$13.51

Total units outstanding	202,975	249,687	325,680	15,724	437,673	849,320	183,721	722,160
Variable accumulation unit value	$24.65	$26.97	$11.10	$7.22	$19.92	$33.62	$26.24	$20.14
Identified cost of investment	$4,380,998	$6,772,235	$2,961,347	$107,739	$7,663,080	$23,307,279	$3,804,178	$12,744,588
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
ASSETS:
Investment at net asset value	$3,579,862	$11,028,664	$35,692,211	$772,841	$41,650,897	$16,683,043	$4,501,755	$35,098,906
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(332)	714	249	57	(490)	(5,739)	(2,348)	(2,989)
Net receivable from (payable to) the Fund for shares sold or purchased	460	(321)	1,021	(30)	1,976	6,335	2,508	4,239
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	118	363	1,172	25	1,372	550	148	1,154
Administrative charges	10	30	98	2	114	46	12	96

Total net assets	$3,579,862	$11,028,664	$35,692,211	$772,841	$41,650,897	$16,683,043	$4,501,755	$35,098,906

Total shares outstanding	403,865	819,171	1,958,377	86,479	2,444,445	893,259	414,095	3,530,544

Net asset value per share (NAV)	$8.86	$13.46	$18.23	$8.94	$17.04	$18.68	$10.87	$9.94

Total units outstanding	249,301	440,104	652,388	92,321	1,663,302	249,485	192,317	664,605
Variable accumulation unit value	$14.38	$25.05	$54.72	$8.37	$25.04	$66.87	$23.41	$52.81
Identified cost of investment	$3,607,201	$9,251,836	$32,163,762	$731,465	$29,409,280	$12,318,754	$4,563,334	$34,813,723

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class
ASSETS:
Investment at net asset value	$6,840,228	$101,381,033	$2,331,568	$13,545,240	$3,503,906	$1,516,153	$8,051,840	$1,338,848
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(9,641)	(14,447)	60	1,296	(6,141)	7	70	24
Net receivable from (payable to) the Fund for shares sold or purchased	9,885	18,068	23	(814)	6,266	47	217	24
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	225	3,342	77	445	115	50	265	44
Administrative charges	19	279	6	37	10	4	22	4

Total net assets	$6,840,228	$101,381,033	$2,331,568	$13,545,240	$3,503,906	$1,516,153	$8,051,840	$1,338,848

Total shares outstanding	380,372	1,129,410	229,503	1,064,953	392,357	153,210	459,305	79,163

Net asset value per share (NAV)	$17.98	$89.76	$10.16	$12.72	$8.93	$9.90	$17.53	$16.91

Total units outstanding	155,060	833,463	183,295	602,969	415,521	134,678	287,408	53,564
Variable accumulation unit value	$44.12	$121.65	$12.72	$22.46	$8.43	$11.26	$28.02	$25.00
Identified cost of investment	$5,688,124	$40,594,620	$2,274,027	$11,726,686	$2,592,358	$1,361,412	$5,814,023	$1,207,977

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	American Funds IS Asset Allocation Fund— Class 4
ASSETS:
Investment at net asset value	$9,066,813	$6,360,322	$77,445,085	$11,084,526	$4,667,972	$40,485,664	$15,315,292	$2,877,869
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,382)	(1,805)	(4,215)	(3,321)	(4,144)	(84)	32	—
Net receivable from (payable to) the Fund for shares sold or purchased	5,706	2,031	6,995	3,716	4,311	1,530	516	103
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	299	209	2,566	365	154	1,335	506	95
Administrative charges	25	17	214	30	13	111	42	8

Total net assets	$9,066,813	$6,360,322	$77,445,085	$11,084,526	$4,667,972	$40,485,664	$15,315,292	$2,877,869

Total shares outstanding	650,945	6,359,685	1,931,843	678,513	338,683	1,177,087	403,894	100,766

Net asset value per share (NAV)	$13.93	$1.00	$40.09	$16.34	$13.78	$34.39	$37.92	$28.56

Total units outstanding	364,365	4,978,520	947,718	224,342	362,527	385,983	206,728	202,237
Variable accumulation unit value	$24.88	$1.28	$81.73	$49.41	$12.88	$104.90	$74.09	$14.23
Identified cost of investment	$7,974,378	$6,360,321	$57,854,964	$9,213,580	$3,715,692	$28,937,028	$10,559,155	$2,418,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors Fund— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class II
ASSETS:
Investment at net asset value	$254,258	$990,948	$903,884	$1,180,620	$2,465,780	$1,292,877	$8,027,387	$143,950
Dividends due and accrued	—	—	—	—	—	4,742	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	24	24	—	333	140	(793)	—
Net receivable from (payable to) the Fund for shares sold or purchased	9	12	8	42	(245)	(4,836)	1,081	5
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8	33	30	39	81	42	266	5
Administrative charges	1	3	2	3	7	4	22	—

Total net assets	$254,258	$990,948	$903,884	$1,180,620	$2,465,780	$1,292,877	$8,027,387	$143,950

Total shares outstanding	7,714	8,005	28,934	66,664	171,473	169,715	225,552	2,371

Net asset value per share (NAV)	$32.96	$123.79	$31.24	$17.71	$14.38	$7.59	$35.59	$60.72

Total units outstanding	14,474	42,656	57,817	76,977	149,910	98,630	135,390	7,634
Variable accumulation unit value	$17.57	$23.23	$15.63	$15.34	$16.45	$13.11	$59.28	$18.86
Identified cost of investment	$211,516	$777,956	$735,362	$854,671	$2,460,995	$1,234,167	$6,015,968	$120,158

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$35,056	$258,943	$1,522,877	$270,116	$441,910	$301,893	$57,842,738	$298,661
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(492)	—	—	—	(432)	20
Net receivable from (payable to) the Fund for shares sold or purchased	1	10	546	10	16	11	2,501	(9)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	9	50	9	15	10	1,910	10
Administrative charges	—	1	4	1	1	1	159	1

Total net assets	$35,056	$258,943	$1,522,877	$270,116	$441,910	$301,893	$57,842,738	$298,661

Total shares outstanding	6,205	27,665	73,998	5,968	29,246	27,495	1,064,264	23,741

Net asset value per share (NAV)	$5.65	$9.36	$20.58	$45.26	$15.11	$10.98	$54.35	$12.58

Total units outstanding	3,655	22,077	45,552	19,684	35,765	31,312	546,865	22,824
Variable accumulation unit value	$9.59	$11.73	$33.43	$13.72	$12.36	$9.64	$105.78	$13.09
Identified cost of investment	$33,983	$260,621	$1,247,234	$212,336	$370,367	$311,944	$36,751,092	$329,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
ASSETS:
Investment at net asset value	$14,096,880	$217,166	$5,739,231	$1,090,141	$70,279	$7,374,490	$320,389	$449,333
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	25	—	164	20	—	456	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	477	8	42	19	2	(194)	12	16
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	463	7	190	36	2	242	11	15
Administrative charges	39	1	16	3	—	20	1	1

Total net assets	$14,096,880	$217,166	$5,739,231	$1,090,141	$70,279	$7,374,490	$320,389	$449,333

Total shares outstanding	539,078	17,513	73,940	27,329	6,159	187,217	21,959	41,451

Net asset value per share (NAV)	$26.15	$12.40	$77.62	$39.89	$11.41	$39.39	$14.59	$10.84

Total units outstanding	269,607	15,994	133,093	68,066	5,698	130,122	21,093	39,783
Variable accumulation unit value	$52.29	$13.58	$43.12	$16.02	$12.33	$56.68	$15.19	$11.29
Identified cost of investment	$12,054,252	$184,727	$4,313,230	$1,027,979	$65,909	$6,145,583	$285,740	$448,802

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. International Growth Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class
ASSETS:
Investment at net asset value	$1,798,097	$499,032	$1,178,346	$480,658	$143,007	$953,060	$20,516,295	$647,042
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	20	146	—
Net receivable from (payable to) the Fund for shares sold or purchased	64	17	42	17	5	14	586	23
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	59	16	39	16	5	31	676	21
Administrative charges	5	1	3	1	—	3	56	2

Total net assets	$1,798,097	$499,032	$1,178,346	$480,658	$143,007	$953,060	$20,516,295	$647,042

Total shares outstanding	142,593	37,048	99,439	11,804	4,639	10,304	287,827	17,507

Net asset value per share (NAV)	$12.61	$13.47	$11.85	$40.72	$30.83	$92.49	$71.28	$36.96

Total units outstanding	137,972	35,842	95,769	35,070	7,730	52,786	446,523	39,930
Variable accumulation unit value	$13.03	$13.92	$12.30	$13.71	$18.50	$18.05	$45.95	$16.20
Identified cost of investment	$1,670,441	$492,798	$1,144,315	$449,754	$139,081	$796,095	$10,720,982	$529,784

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$2,307,984	$389,015	$1,444,953	$702,993	$3,679,435	$284,896	$1,101,009	$378,882
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	28	—	(3)	—	27	—	(790)	—
Net receivable from (payable to) the Fund for shares sold or purchased	54	14	55	25	104	10	829	13
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	76	13	48	23	121	9	36	12
Administrative charges	6	1	4	2	10	1	3	1

Total net assets	$2,307,984	$389,015	$1,444,953	$702,993	$3,679,435	$284,896	$1,101,009	$378,882

Total shares outstanding	51,610	35,527	37,444	30,146	102,150	26,113	102,419	37,036

Net asset value per share (NAV)	$44.72	$10.95	$38.59	$23.32	$36.02	$10.91	$10.75	$10.23

Total units outstanding	57,951	22,130	32,380	47,607	66,241	25,453	91,889	37,743
Variable accumulation unit value	$39.78	$17.58	$44.63	$14.77	$55.55	$11.19	$11.98	$10.04
Identified cost of investment	$1,499,545	$327,393	$1,060,167	$588,624	$2,926,052	$286,517	$1,128,993	$381,492

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2021

PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$1,784,348
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(247)
Net receivable from (payable to) the Fund for shares sold or purchased	311
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	59
Administrative charges	5

Total net assets	$1,784,348

Total shares outstanding	165,832

Net asset value per share (NAV)	$10.76

Total units outstanding	155,139
Variable accumulation unit value	$11.50
Identified cost of investment	$1,866,696

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations
For the year ended December 31, 2021

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$53,301	$123,458	$42,333	$—	$148,293	$654,903	$77,858	$254,586
Mortality and expense risk charges	(56,138)	(84,953)	(48,249)	(1,179)	(110,079)	(329,825)	(57,202)	(167,083)
Administrative charges	(4,851)	(8,222)	(4,748)	(109)	(10,132)	(32,392)	(5,263)	(15,010)

Net investment income (loss)	(7,688)	30,283	(10,664)	(1,288)	28,082	292,686	15,393	72,493

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	716,793	965,800	437,348	2,478	1,604,400	2,900,624	757,655	1,962,272
Cost of investments sold	(604,422)	(944,160)	(361,936)	(3,019)	(1,443,200)	(1,925,251)	(603,542)	(2,097,759)

Net realized gain (loss) on investments	112,371	21,640	75,412	(541)	161,200	975,373	154,113	(135,487)
Realized gain distribution received	87,155	211,142	—	—	109,197	—	152,400	559,404
Change in unrealized appreciation (depreciation) on investments	473,228	(460,632)	(175,504)	16,130	201,644	3,994,144	474,139	1,527,284

Net gain (loss) on investments	672,754	(227,850)	(100,092)	15,589	472,041	4,969,517	780,652	1,951,201

Net increase (decrease) in net assets resulting from operations	$665,066	$(197,567)	$(110,756)	$14,301	$500,123	$5,262,203	$796,045	$2,023,694

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$99,699	$240,832	$1,015,714	$—	$520,995	$188,140	$72,894	$1,694,093
Mortality and expense risk charges	(41,349)	(132,752)	(425,737)	(9,430)	(477,101)	(198,162)	(58,198)	(429,355)
Administrative charges	(3,749)	(11,895)	(42,581)	(819)	(47,391)	(17,796)	(6,199)	(41,009)

Net investment income (loss)	54,601	96,185	547,396	(10,249)	(3,497)	(27,818)	8,497	1,223,729

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	741,196	1,539,789	3,215,637	58,684	3,756,618	1,722,892	941,351	4,295,728
Cost of investments sold	(756,223)	(1,479,491)	(2,417,145)	(54,492)	(2,346,461)	(1,191,918)	(979,567)	(4,142,221)

Net realized gain (loss) on investments	(15,027)	60,298	798,492	4,192	1,410,157	530,974	(38,216)	153,507
Realized gain distribution received	—	131,678	795,233	—	1,296,289	813,174	—	—
Change in unrealized appreciation (depreciation) on investments	30,520	1,175,069	920,448	(10,689)	3,123,267	(75,167)	(108,704)	76,397

Net gain (loss) on investments	15,493	1,367,045	2,514,173	(6,497)	5,829,713	1,268,981	(146,920)	229,904

Net increase (decrease) in net assets resulting from operations	$70,094	$1,463,230	$3,061,569	$(16,746)	$5,826,216	$1,241,163	$(138,423)	$1,453,633

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$8,167	$1,137,033	$52,849	$126,751	$38,761	$4,612	$—	$—
Mortality and expense risk charges	(82,441)	(1,128,134)	(28,439)	(161,946)	(38,548)	(16,197)	(101,100)	(16,288)
Administrative charges	(7,453)	(109,898)	(2,471)	(14,520)	(3,940)	(1,394)	(9,722)	(1,413)

Net investment income (loss)	(81,727)	(100,999)	21,939	(49,715)	(3,727)	(12,979)	(110,822)	(17,701)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	866,899	9,339,628	201,804	1,637,488	724,568	138,896	1,251,670	203,785
Cost of investments sold	(522,184)	(2,802,550)	(191,255)	(1,534,455)	(835,507)	(119,297)	(662,949)	(147,005)

Net realized gain (loss) on investments	344,715	6,537,078	10,549	103,033	(110,939)	19,599	588,721	56,780
Realized gain distribution received	879,450	969,600	—	352,550	—	—	1,041,054	176,054
Change in unrealized appreciation (depreciation) on investments	(443,320)	14,845,324	(23,019)	827,645	1,084,286	44,971	(798,335)	(105,428)

Net gain (loss) on investments	780,845	22,352,002	(12,470)	1,283,228	973,347	64,570	831,440	127,406

Net increase (decrease) in net assets resulting from operations	$699,118	$22,251,003	$9,469	$1,233,513	$969,620	$51,591	$720,618	$109,705

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	American Funds IS Asset Allocation Fund— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$220,284	$697	$246,135	$65,388	$18,563	$329,379	$—	$36,838
Mortality and expense risk charges	(106,990)	(84,318)	(910,752)	(132,772)	(56,628)	(456,192)	(170,299)	(31,072)
Administrative charges	(9,785)	(9,085)	(95,376)	(11,771)	(5,184)	(44,838)	(16,005)	(2,635)

Net investment income (loss)	103,509	(92,706)	(759,993)	(79,155)	(43,249)	(171,651)	(186,304)	3,131

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,515,870	3,474,471	7,310,281	1,504,016	685,643	4,312,911	1,514,753	134,026
Cost of investments sold	(1,517,244)	(3,474,442)	(3,677,765)	(1,427,758)	(576,717)	(1,720,115)	(821,184)	(111,018)

Net realized gain (loss) on investments	(1,374)	29	3,632,516	76,258	108,926	2,592,796	693,569	23,008
Realized gain distribution received	134,288	—	10,947,455	205,373	—	1,803,558	1,043,633	85,005
Change in unrealized appreciation (depreciation) on investments	1,656,091	(29)	(1,338,489)	1,645,012	653,008	4,809,056	1,358,562	201,334

Net gain (loss) on investments	1,789,005	—	13,241,482	1,926,643	761,934	9,205,410	3,095,764	309,347

Net increase (decrease) in net assets resulting from operations	$1,892,514	$(92,706)	$12,481,489	$1,847,488	$718,685	$9,033,759	$2,909,460	$312,478

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors Fund— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$521	$5,882	$13,649	$20,579	$51,377	$—	$529
Mortality and expense risk charges	(2,925)	(10,703)	(11,050)	(12,627)	(30,121)	(14,446)	(95,907)	(1,381)
Administrative charges	(248)	(916)	(944)	(1,062)	(2,571)	(1,224)	(8,384)	(115)

Net investment income (loss)	(3,173)	(11,098)	(6,112)	(40)	(12,113)	35,707	(104,291)	(967)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	28,758	171,565	149,892	149,491	211,005	148,376	1,032,701	9,499
Cost of investments sold	(21,097)	(106,562)	(115,972)	(119,050)	(175,761)	(138,115)	(647,314)	(7,474)

Net realized gain (loss) on investments	7,661	65,003	33,920	30,441	35,244	10,261	385,387	2,025
Realized gain distribution received	5,253	113,681	29,743	—	410,781	3,656	1,040,192	5,118
Change in unrealized appreciation (depreciation) on investments	(1,022)	(6,872)	(31,145)	209,411	(312,552)	(4,462)	(476,076)	15,419

Net gain (loss) on investments	11,892	171,812	32,518	239,852	133,473	9,455	949,503	22,562

Net increase (decrease) in net assets resulting from operations	$8,719	$160,714	$26,406	$239,812	$121,360	$45,162	$845,212	$21,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$—	$10,583	$7,274	$979	$7,266	$2,364	$34,513	$6,344
Mortality and expense risk charges	(386)	(3,572)	(16,807)	(2,867)	(5,309)	(3,664)	(651,370)	(4,581)
Administrative charges	(32)	(309)	(1,457)	(239)	(456)	(317)	(61,999)	(387)

Net investment income (loss)	(418)	6,702	(10,990)	(2,127)	1,501	(1,617)	(678,856)	1,376

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	417	86,951	287,928	200,651	102,536	79,062	7,311,418	254,225
Cost of investments sold	(471)	(89,796)	(282,505)	(174,229)	(93,364)	(82,214)	(2,580,610)	(189,679)

Net realized gain (loss) on investments	(54)	(2,845)	5,423	26,422	9,172	(3,152)	4,730,808	64,546
Realized gain distribution received	—	—	—	—	—	—	6,752,372	36,964
Change in unrealized appreciation (depreciation) on investments	8,514	(16,108)	297,463	43,264	35,005	(6,551)	1,789,632	(113,286)

Net gain (loss) on investments	8,460	(18,953)	302,886	69,686	44,177	(9,703)	13,272,812	(11,776)

Net increase (decrease) in net assets resulting from operations	$8,042	$(12,251)	$291,896	$67,559	$45,678	$(11,320)	$12,593,956	$(10,400)
.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$255,773	$2,301	$—	$379	$1,420	$25,862	$4,495	$8,135
Mortality and expense risk charges	(162,420)	(2,687)	(66,515)	(10,132)	(703)	(86,921)	(3,210)	(4,401)
Administrative charges	(15,928)	(254)	(5,635)	(885)	(59)	(7,685)	(328)	(367)

Net investment income (loss)	77,425	(640)	(72,150)	(10,638)	658	(68,744)	957	3,367

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,667,759	66,631	793,871	183,976	11,756	1,117,316	10,693	29,598
Cost of investments sold	(1,354,796)	(56,871)	(400,913)	(155,217)	(9,521)	(921,622)	(9,373)	(27,064)

Net realized gain (loss) on investments	312,963	9,760	392,958	28,759	2,235	195,694	1,320	2,534
Realized gain distribution received	1,490,716	3,202	481,799	43,913	220	1,154,786	13,402	14,432
Change in unrealized appreciation (depreciation) on investments	894,708	8,346	(319,112)	10,229	55	225,854	24,935	(8,570)

Net gain (loss) on investments	2,698,387	21,308	555,645	82,901	2,510	1,576,334	39,657	8,396

Net increase (decrease) in net assets resulting from operations	$2,775,812	$20,668	$483,495	$72,263	$3,168	$1,507,590	$40,614	$11,763

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. International Growth Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$28,915	$7,865	$20,014	$5,109	$253	$2,052	$103,059	$837
Mortality and expense risk charges	(18,273)	(4,663)	(9,557)	(5,942)	(1,078)	(10,696)	(238,869)	(6,936)
Administrative charges	(1,523)	(389)	(827)	(513)	(91)	(908)	(24,937)	(581)

Net investment income (loss)	9,119	2,813	9,630	(1,346)	(916)	(9,552)	(160,747)	(6,680)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	259,169	142,867	28,425	181,352	2,671	217,644	2,183,872	67,857
Cost of investments sold	(221,406)	(121,920)	(24,347)	(153,740)	(1,920)	(174,995)	(836,303)	(48,775)

Net realized gain (loss) on investments	37,763	20,947	4,078	27,612	751	42,649	1,347,569	19,082
Realized gain distribution received	55,323	16,746	41,071	32,918	8,852	77,413	926,754	16,227
Change in unrealized appreciation (depreciation) on investments	70,933	3,097	3,172	(33,704)	758	17,525	907,897	21,153

Net gain (loss) on investments	164,019	40,790	48,321	26,826	10,361	137,587	3,182,220	56,462

Net increase (decrease) in net assets resulting from operations	$173,138	$43,603	$57,951	$25,480	$9,445	$128,035	$3,021,473	$49,782

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$13,365	$2,248	$7,284	$10,228	$—	$4,559	$16,193	$1,905
Mortality and expense risk charges	(25,910)	(3,347)	(16,168)	(6,448)	(44,291)	(1,946)	(13,082)	(5,464)
Administrative charges	(2,342)	(286)	(1,647)	(595)	(3,770)	(173)	(1,117)	(456)

Net investment income (loss)	(14,887)	(1,385)	(10,531)	3,185	(48,061)	2,440	1,994	(4,015)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	183,643	13,997	101,847	81,772	451,326	11,295	83,869	121,396
Cost of investments sold	(131,579)	(9,932)	(77,099)	(86,973)	(241,488)	(10,970)	(83,848)	(119,525)

Net realized gain (loss) on investments	52,064	4,065	24,748	(5,201)	209,838	325	21	1,871
Realized gain distribution received	67,199	2,159	76,306	—	438,646	—	9,586	—
Change in unrealized appreciation (depreciation) on investments	372,437	53,996	186,438	174,088	(202,590)	(2,463)	(48,317)	(8,209)

Net gain (loss) on investments	491,700	60,220	287,492	168,887	445,894	(2,138)	(38,710)	(6,338)

Net increase (decrease) in net assets resulting from operations	$476,813	$58,835	$276,961	$172,072	$397,833	$302	$(36,716)	$(10,353)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2021

PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$35,245
Mortality and expense risk charges	(24,661)
Administrative charges	(2,125)

Net investment income (loss)	8,459

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	808,828
Cost of investments sold	(782,263)

Net realized gain (loss) on investments	26,565
Realized gain distribution received	91,952
Change in unrealized appreciation (depreciation) on investments	(181,435)

Net gain (loss) on investments	(62,918)

Net increase (decrease) in net assets resulting from operations	$(54,459)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class		MainStay VP Conservative Allocation— Service Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(7,688)	$19,362	$30,283	$52,938	$(10,664)	$65,088	$(1,288)	$3,536	$28,082	$44,330
Net realized gain (loss) on investments	112,371	(85,886)	21,640	22,585	75,412	(24,281)	(541)	(1,819)	161,200	(14,591)
Realized gain distribution received	87,155	160,497	211,142	17,632	—	—	—	—	109,197	136,400
Change in unrealized appreciation/(depreciation) on investments	473,228	114,802	(460,632)	406,567	(175,504)	735,546	16,130	(6,873)	201,644	569,096

Net increase (decrease) in net assets resulting from operations	665,066	208,775	(197,567)	499,722	(110,756)	776,353	14,301	(5,156)	500,123	735,235

Contributions and (Withdrawals):
Payments received from policyowners	154,390	77,740	203,788	102,860	78,518	46,751	2,814	3,031	88,413	428,736
Policyowners' surrenders	(293,669)	(452,414)	(442,675)	(848,127)	(278,245)	(226,971)	(112)	(2,517)	(956,552)	(1,051,552)
Policyowners' annuity and death benefits	(9,842)	(18,254)	(122,894)	(77,652)	(22,126)	(1,926)	—	—	(109,363)	(130,586)
Net transfers from (to) Fixed Account	(4,048)	(111,313)	(100,926)	(207,232)	(7,612)	(44,437)	—	—	(504)	(209,105)
Transfers between Investment Divisions	142,172	(337,401)	(169,442)	168,399	(35,703)	(126,887)	35,436	19,467	257,612	99,287

Net contributions and (withdrawals)	(10,997)	(841,642)	(632,149)	(861,752)	(265,168)	(353,470)	38,138	19,981	(720,394)	(863,220)

Increase (decrease) in net assets	654,069	(632,867)	(829,716)	(362,030)	(375,924)	422,883	52,439	14,825	(220,271)	(127,985)

NET ASSETS:
Beginning of period	4,348,205	4,981,072	7,564,062	7,926,092	3,989,360	3,566,477	61,060	46,235	8,941,111	9,069,096

End of period	$5,002,274	$4,348,205	$6,734,346	$7,564,062	$3,613,436	$3,989,360	$113,499	$61,060	$8,720,840	$8,941,111

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$292,686	$340,752	$15,393	$29,044	$72,493	$133,968	$54,601	$71,492	$96,185	$142,743
Net realized gain (loss) on investments	975,373	800,663	154,113	(184,024)	(135,487)	22,857	(15,027)	(27,832)	60,298	(413,955)
Realized gain distribution received	—	852,702	152,400	207,114	559,404	799,104	—	—	131,678	359,555
Change in unrealized appreciation/(depreciation) on investments	3,994,144	(2,558,507)	474,139	367,814	1,527,284	(1,493,632)	30,520	(27,077)	1,175,069	938,945

Net increase (decrease) in net assets resulting from operations	5,262,203	(564,390)	796,045	419,948	2,023,694	(537,703)	70,094	16,583	1,463,230	1,027,288

Contributions and (Withdrawals):
Payments received from policyowners	434,624	384,618	91,177	104,759	182,720	287,258	503,891	107,294	333,721	207,017
Policyowners' surrenders	(1,862,693)	(1,882,901)	(225,721)	(516,599)	(1,034,241)	(1,409,378)	(195,398)	(327,039)	(971,559)	(1,377,690)
Policyowners' annuity and death benefits	(136,669)	(131,854)	(3,952)	(707)	(71,826)	(52,288)	(14,636)	(704)	(111,953)	(10,904)
Net transfers from (to) Fixed Account	(394,520)	(435,029)	(86,498)	5,060	(97,144)	(356,189)	2,526	(70,549)	(197,294)	(246,339)
Transfers between Investment Divisions	(311,724)	(291,189)	(365,943)	(380,882)	(558,639)	(718,231)	34,128	(95,656)	(148,770)	(379,178)

Net contributions and (withdrawals)	(2,270,982)	(2,356,355)	(590,937)	(788,369)	(1,579,130)	(2,248,828)	330,511	(386,654)	(1,095,855)	(1,807,094)

Increase (decrease) in net assets	2,991,221	(2,920,745)	205,108	(368,421)	444,564	(2,786,531)	400,605	(370,071)	367,375	(779,806)

NET ASSETS:
Beginning of period	25,564,533	28,485,278	4,631,605	5,000,026	14,100,265	16,886,796	3,179,257	3,549,328	10,661,289	11,441,095

End of period	$28,555,754	$25,564,533	$4,836,713	$4,631,605	$14,544,829	$14,100,265	$3,579,862	$3,179,257	$11,028,664	$10,661,289
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$547,396	$384,295	$(10,249)	$4,306	$(3,497)	$191,407	$(27,818)	$(73,709)	$8,497	$6,462
Net realized gain (loss) on investments	798,492	1,123,399	4,192	2,093	1,410,157	1,090,871	530,974	175,153	(38,216)	(56,191)
Realized gain distribution received	795,233	1,210,531	—	—	1,296,289	1,271,863	813,174	143,389	—	—
Change in unrealized appreciation/(depreciation) on investments	920,448	(669,883)	(10,689)	18,391	3,123,267	1,803,107	(75,167)	3,841,085	(108,704)	245,991

Net increase (decrease) in net assets resulting from operations	3,061,569	2,048,342	(16,746)	24,790	5,826,216	4,357,248	1,241,163	4,085,918	(138,423)	196,262

Contributions and (Withdrawals):
Payments received from policyowners	499,654	527,492	24,508	44,092	556,694	547,983	388,519	393,645	59,055	113,274
Policyowners' surrenders	(2,436,513)	(2,949,677)	(55,970)	(41,697)	(2,135,888)	(2,278,249)	(1,081,214)	(846,796)	(439,585)	(462,151)
Policyowners' annuity and death benefits	(302,262)	(352,360)	(659)	—	(695,928)	(290,451)	(367,459)	(95,047)	(95,063)	(122,692)
Net transfers from (to) Fixed Account	(313,918)	(525,282)	(2,196)	(5,647)	(454,562)	(898,852)	(58,695)	(403,307)	(37,367)	(200,186)
Transfers between Investment Divisions	731,002	158,511	30,371	(66,572)	(141,893)	(222,672)	548,198	185,179	(213,592)	448,978

Net contributions and (withdrawals)	(1,822,037)	(3,141,316)	(3,946)	(69,824)	(2,871,577)	(3,142,241)	(570,651)	(766,326)	(726,552)	(222,777)

Increase (decrease) in net assets	1,239,532	(1,092,974)	(20,692)	(45,034)	2,954,639	1,215,007	670,512	3,319,592	(864,975)	(26,515)

NET ASSETS:
Beginning of period	34,452,679	35,545,653	793,533	838,567	38,696,258	37,481,251	16,012,531	12,692,939	5,366,730	5,393,245

End of period	$35,692,211	$34,452,679	$772,841	$793,533	$41,650,897	$38,696,258	$16,683,043	$16,012,531	$4,501,755	$5,366,730

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,223,729	$1,595,405	$(81,727)	$(34,080)	$(100,999)	$87,431	$21,939	$26,312	$(49,715)	$123,092
Net realized gain (loss) on investments	153,507	159,005	344,715	307,689	6,537,078	5,082,149	10,549	(12,199)	103,033	(331,412)
Realized gain distribution received	—	—	879,450	333,022	969,600	605,895	—	—	352,550	348,554
Change in unrealized appreciation/(depreciation) on investments	76,397	(478,602)	(443,320)	487,055	14,845,324	6,433,598	(23,019)	80,896	827,645	976,372

Net increase (decrease) in net assets resulting from operations	1,453,633	1,275,808	699,118	1,093,686	22,251,003	12,209,073	9,469	95,009	1,233,513	1,116,606

Contributions and (Withdrawals):
Payments received from policyowners	1,055,136	826,536	144,691	288,592	1,628,526	1,253,347	65,140	85,641	412,853	338,922
Policyowners' surrenders	(2,306,418)	(3,257,951)	(447,024)	(554,006)	(5,941,261)	(5,260,570)	(126,449)	(108,911)	(1,019,302)	(1,334,964)
Policyowners' annuity and death benefits	(551,430)	(291,164)	(58,854)	(76,772)	(695,957)	(425,765)	(5,130)	—	(250,361)	(22,970)
Net transfers from (to) Fixed Account	(530,024)	(736,713)	(37,195)	(61,610)	(805,701)	(759,194)	(49,406)	(115,183)	(235,372)	(706,328)
Transfers between Investment Divisions	(502,682)	(210,264)	(225,324)	(534,876)	(800,774)	(422,593)	91,117	(180,301)	307,961	(422,374)

Net contributions and (withdrawals)	(2,835,418)	(3,669,556)	(623,706)	(938,672)	(6,615,167)	(5,614,775)	(24,728)	(318,754)	(784,221)	(2,147,714)

Increase (decrease) in net assets	(1,381,785)	(2,393,748)	75,412	155,014	15,635,836	6,594,298	(15,259)	(223,745)	449,292	(1,031,108)

NET ASSETS:
Beginning of period	36,480,691	38,874,439	6,764,816	6,609,802	85,745,197	79,150,899	2,346,827	2,570,572	13,095,948	14,127,056

End of period	$35,098,906	$36,480,691	$6,840,228	$6,764,816	$101,381,033	$85,745,197	$2,331,568	$2,346,827	$13,545,240	$13,095,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Natural Resources— Initial Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,727)	$31,746	$(12,979)	$6,728	$(110,822)	$(88,562)	$(17,701)	$(10,846)	$103,509	$169,657
Net realized gain (loss) on investments	(110,939)	(518,470)	19,599	6,361	588,721	280,648	56,780	(738)	(1,374)	39,018
Realized gain distribution received	—	—	—	—	1,041,054	208,981	176,054	27,754	134,288	577,960
Change in unrealized appreciation/(depreciation) on investments	1,084,286	581,374	44,971	99,079	(798,335)	2,007,847	(105,428)	294,020	1,656,091	(885,294)

Net increase (decrease) in net assets resulting from operations	969,620	94,650	51,591	112,168	720,618	2,408,914	109,705	310,190	1,892,514	(98,659)

Contributions and (Withdrawals):
Payments received from policyowners	98,591	96,874	69,597	20,331	88,099	70,411	99,612	6,777	123,255	188,505
Policyowners' surrenders	(327,895)	(277,632)	(80,727)	(132,945)	(661,139)	(436,078)	(57,203)	(25,689)	(725,740)	(356,530)
Policyowners' annuity and death benefits	(2,236)	(17,753)	(377)	—	(93,537)	(58,883)	(17,668)	(17,659)	(355,291)	(65,052)
Net transfers from (to) Fixed Account	(71,208)	(103,112)	6,194	(38,987)	(34,218)	(74,422)	1	(258)	(104,775)	(105,096)
Transfers between Investment Divisions	2,386	(63,398)	209,884	155,631	(332,899)	(278,546)	80,147	78,073	(223,058)	(324,216)

Net contributions and (withdrawals)	(300,362)	(365,021)	204,571	4,030	(1,033,694)	(777,518)	104,889	41,244	(1,285,609)	(662,389)

Increase (decrease) in net assets	669,258	(270,371)	256,162	116,198	(313,076)	1,631,396	214,594	351,434	606,905	(761,048)

NET ASSETS:
Beginning of period	2,834,648	3,105,019	1,259,991	1,143,793	8,364,916	6,733,520	1,124,254	772,820	8,459,908	9,220,956

End of period	$3,503,906	$2,834,648	$1,516,153	$1,259,991	$8,051,840	$8,364,916	$1,338,848	$1,124,254	$9,066,813	$8,459,908

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(92,706)	$(72,416)	$(759,993)	$(459,728)	$(79,155)	$(34,620)	$(43,249)	$(44,754)	$(171,651)	$67,882
Net realized gain (loss) on investments	29	81	3,632,516	2,801,123	76,258	(528,269)	108,926	(113,604)	2,592,796	2,429,796
Realized gain distribution received	—	—	10,947,455	5,832,323	205,373	638,656	—	—	1,803,558	2,411,370
Change in unrealized appreciation/(depreciation) on investments	(29)	(5)	(1,338,489)	8,747,143	1,645,012	786,375	653,008	503,515	4,809,056	(597,746)

Net increase (decrease) in net assets resulting from operations	(92,706)	(72,340)	12,481,489	16,920,861	1,847,488	862,142	718,685	345,157	9,033,759	4,311,302

Contributions and (Withdrawals):
Payments received from policyowners	157,597	1,409,213	936,084	1,091,176	151,499	181,197	102,759	83,961	461,788	634,470
Policyowners' surrenders	(1,213,489)	(2,482,399)	(4,526,766)	(4,169,075)	(861,997)	(775,064)	(414,171)	(236,913)	(2,520,111)	(2,562,619)
Policyowners' annuity and death benefits	(364,741)	(37,910)	(514,639)	(733,364)	(30,628)	(25,354)	(4,359)	(7,770)	(385,882)	(204,017)
Net transfers from (to) Fixed Account	(822,909)	(661,726)	(557,645)	(588,137)	(81,797)	(188,554)	(47,152)	(82,292)	(352,330)	(739,319)
Transfers between Investment Divisions	1,417,753	4,119,245	(1,187,737)	(1,073,068)	(373,351)	(624,258)	(102,228)	(192,846)	(849,603)	(918,826)

Net contributions and (withdrawals)	(825,789)	2,346,423	(5,850,703)	(5,472,468)	(1,196,274)	(1,432,033)	(465,151)	(435,860)	(3,646,138)	(3,790,311)

Increase (decrease) in net assets	(918,495)	2,274,083	6,630,786	11,448,393	651,214	(569,891)	253,534	(90,703)	5,387,621	520,991

NET ASSETS:
Beginning of period	7,278,817	5,004,734	70,814,299	59,365,906	10,433,312	11,003,203	4,414,438	4,505,141	35,098,043	34,577,052

End of period	$6,360,322	$7,278,817	$77,445,085	$70,814,299	$11,084,526	$10,433,312	$4,667,972	$4,414,438	$40,485,664	$35,098,043

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Winslow Large Cap Growth— Initial Class		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(186,304)	$(142,427)	$3,131	$5,304	$(3,173)	$(1,730)	$(11,098)	$(5,373)	$(6,112)	$(9,354)
Net realized gain (loss) on investments	693,569	426,336	23,008	(515)	7,661	7,011	65,003	20,551	33,920	20,879
Realized gain distribution received	1,043,633	767,509	85,005	8,482	5,253	8,792	113,681	10,641	29,743	8,175
Change in unrealized appreciation/(depreciation) on investments	1,358,562	2,271,237	201,334	200,906	(1,022)	28,926	(6,872)	200,913	(31,145)	134,991

Net increase (decrease) in net assets resulting from operations	2,909,460	3,322,655	312,478	214,177	8,719	42,999	160,714	226,732	26,406	154,691

Contributions and (Withdrawals):
Payments received from policyowners	343,263	357,432	55,835	34,598	6,085	3,105	47,860	68,883	21,740	24,793
Policyowners' surrenders	(893,425)	(881,861)	(76,044)	(109,605)	(12,571)	(4,134)	(69,611)	(33,081)	(48,056)	(49,581)
Policyowners' annuity and death benefits	(95,724)	(52,873)	—	—	—	—	—	—	(319)	—
Net transfers from (to) Fixed Account	21,910	(402,712)	(2,428)	944	(781)	(1,355)	657	(20,837)	6,148	(1,464)
Transfers between Investment Divisions	352,687	106,642	441,313	489,862	49,813	1,108	131,271	120,164	24,852	(44,068)

Net contributions and (withdrawals)	(271,289)	(873,372)	418,676	415,799	42,546	(1,276)	110,177	135,129	4,365	(70,320)

Increase (decrease) in net assets	2,638,171	2,449,283	731,154	629,976	51,265	41,723	270,891	361,861	30,771	84,371

NET ASSETS:
Beginning of period	12,677,121	10,227,838	2,146,715	1,516,739	202,993	161,270	720,057	358,196	873,113	788,742

End of period	$15,315,292	$12,677,121	$2,877,869	$2,146,715	$254,258	$202,993	$990,948	$720,057	$903,884	$873,113

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS Washington Mutual Investors Fund— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class II
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(40)	$2,771	$(12,113)	$(939)	$35,707	$37,560	$(104,291)	$(60,751)	$(967)	$(723)
Net realized gain (loss) on investments	30,441	(42,559)	35,244	15,700	10,261	(654)	385,387	559,289	2,025	7,781
Realized gain distribution received	—	8,815	410,781	135,182	3,656	—	1,040,192	549,911	5,118	2,830
Change in unrealized appreciation/(depreciation) on investments	209,411	99,928	(312,552)	240,261	(4,462)	32,291	(476,076)	1,937,560	15,419	613

Net increase (decrease) in net assets resulting from operations	239,812	68,955	121,360	390,204	45,162	69,197	845,212	2,986,009	21,595	10,501

Contributions and (Withdrawals):
Payments received from policyowners	68,132	24,721	29,968	105,518	24,757	79,983	266,264	256,252	845	12,538
Policyowners' surrenders	(46,715)	(75,296)	(100,883)	(253,293)	(67,587)	(36,596)	(308,891)	(535,093)	(2,584)	(50,264)
Policyowners' annuity and death benefits	(167)	(716)	—	(906)	(154)	—	(41,004)	(14,196)	—	—
Net transfers from (to) Fixed Account	1,676	(38,835)	(29,582)	(15,871)	852	(13,993)	(38,812)	(418,747)	—	41
Transfers between Investment Divisions	(7,075)	100,359	30,848	(85,517)	102,383	201,526	(26,661)	149,520	42,052	(2,790)

Net contributions and (withdrawals)	15,851	10,233	(69,649)	(250,069)	60,251	230,920	(149,104)	(562,264)	40,313	(40,475)

Increase (decrease) in net assets	255,663	79,188	51,711	140,135	105,413	300,117	696,108	2,423,745	61,908	(29,974)

NET ASSETS:
Beginning of period	924,957	845,769	2,414,069	2,273,934	1,187,464	887,347	7,331,279	4,907,534	82,042	112,016

End of period	$1,180,620	$924,957	$2,465,780	$2,414,069	$1,292,877	$1,187,464	$8,027,387	$7,331,279	$143,950	$82,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(418)	$4,576	$6,702	$6,327	$(10,990)	$(9,911)	$(2,127)	$(458)	$1,501	$5,803
Net realized gain (loss) on investments	(54)	(318)	(2,845)	(6,033)	5,423	(117,793)	26,422	(12,744)	9,172	(8,873)
Realized gain distribution received	—	—	—	—	—	44,232	—	11,977	—	—
Change in unrealized appreciation/(depreciation) on investments	8,514	(5,024)	(16,108)	17,397	297,463	119,273	43,264	12,854	35,005	18,348

Net increase (decrease) in net assets resulting from operations	8,042	(766)	(12,251)	17,691	291,896	35,801	67,559	11,629	45,678	15,278

Contributions and (Withdrawals):
Payments received from policyowners	701	701	4,026	5,578	13,559	7,809	16,091	6,690	4,602	5,567
Policyowners' surrenders	—	(650)	(10,700)	(32,768)	(90,142)	(154,494)	(8,859)	(13,925)	(17,875)	(63,472)
Policyowners' annuity and death benefits	—	—	(411)	—	(372)	—	—	—	(850)	—
Net transfers from (to) Fixed Account	—	—	—	(8,643)	13,422	(59,128)	1,256	(2,930)	345	(16,847)
Transfers between Investment Divisions	—	—	(60,093)	33,223	170,168	(42,605)	(46,678)	44,561	(78,886)	53,754

Net contributions and (withdrawals)	701	51	(67,178)	(2,610)	106,635	(248,418)	(38,190)	34,396	(92,664)	(20,998)

Increase (decrease) in net assets	8,743	(715)	(79,429)	15,081	398,531	(212,617)	29,369	46,025	(46,986)	(5,720)

NET ASSETS:
Beginning of period	26,313	27,028	338,372	323,291	1,124,346	1,336,963	240,747	194,722	488,896	494,616

End of period	$35,056	$26,313	$258,943	$338,372	$1,522,877	$1,124,346	$270,116	$240,747	$441,910	$488,896

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class
	2021	2020 (a)	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,617)	$2,494	$(678,856)	$(495,919)	$1,376	$(1,453)	$77,425	$53,083	$(640)	$(169)
Net realized gain (loss) on investments	(3,152)	(104)	4,730,808	2,247,399	64,546	(162)	312,963	102,034	9,760	950
Realized gain distribution received	—	838	6,752,372	241,349	36,964	26,601	1,490,716	514,848	3,202	2,280
Change in unrealized appreciation/(depreciation) on investments	(6,551)	(3,500)	1,789,632	9,862,886	(113,286)	57,777	894,708	(129,032)	8,346	22,700

Net increase (decrease) in net assets resulting from operations	(11,320)	(272)	12,593,956	11,855,715	(10,400)	82,763	2,775,812	540,933	20,668	25,761

Contributions and (Withdrawals):
Payments received from policyowners	1,705	192	1,011,759	742,490	34,948	17,941	217,223	196,221	15,080	9,371
Policyowners' surrenders	(5,270)	(472)	(5,109,874)	(3,620,199)	(3,480)	(2,320)	(767,587)	(642,331)	(28,787)	(16,004)
Policyowners' annuity and death benefits	(366)	—	(364,518)	(200,332)	—	—	(104,980)	(100,291)	—	—
Net transfers from (to) Fixed Account	3,063	(7,667)	(438,030)	(711,364)	(140,126)	1,521	(42,064)	(184,012)	—	(476)
Transfers between Investment Divisions	1,313	320,987	(1,056,506)	(1,670,541)	35,513	64,329	(177,781)	(148,829)	22,264	127,342

Net contributions and (withdrawals)	445	313,040	(5,957,169)	(5,459,946)	(73,145)	81,471	(875,189)	(879,242)	8,557	120,233

Increase (decrease) in net assets	(10,875)	312,768	6,636,787	6,395,769	(83,545)	164,234	1,900,623	(338,309)	29,225	145,994

NET ASSETS:
Beginning of period	312,768	—	51,205,951	44,810,182	382,206	217,972	12,196,257	12,534,566	187,941	41,947

End of period	$301,893	$312,768	$57,842,738	$51,205,951	$298,661	$382,206	$14,096,880	$12,196,257	$217,166	$187,941

(a) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(72,150)	$(42,389)	$(10,638)	$(1,650)	$658	$(38)	$(68,744)	$(51,209)	$957	$788
Net realized gain (loss) on investments	392,958	269,668	28,759	9,014	2,235	509	195,694	(155,132)	1,320	337
Realized gain distribution received	481,799	184,982	43,913	13,980	220	10	1,154,786	—	13,402	1,302
Change in unrealized appreciation/(depreciation) on investments	(319,112)	1,302,306	10,229	37,871	55	(1,192)	225,854	1,095,255	24,935	9,713

Net increase (decrease) in net assets resulting from operations	483,495	1,714,567	72,263	59,215	3,168	(711)	1,507,590	888,914	40,614	12,140

Contributions and (Withdrawals):
Payments received from policyowners	194,547	176,686	67,355	24,828	25,693	2,191	92,339	161,523	13,650	1,753
Policyowners' surrenders	(182,026)	(404,827)	(63,705)	(14,137)	(584)	(2,109)	(400,586)	(447,955)	—	—
Policyowners' annuity and death benefits	—	(6,273)	—	(1,682)	—	—	(21,934)	(1,460)	—	—
Net transfers from (to) Fixed Account	63,538	(176,926)	3,900	10,872	(207)	70	(92,984)	(104,675)	—	—
Transfers between Investment Divisions	481,771	775,648	424,449	389,879	6,658	(26,933)	(385,439)	(381,463)	130,841	121,391

Net contributions and (withdrawals)	557,830	364,308	431,999	409,760	31,560	(26,781)	(808,604)	(774,030)	144,491	123,144

Increase (decrease) in net assets	1,041,325	2,078,875	504,262	468,975	34,728	(27,492)	698,986	114,884	185,105	135,284

NET ASSETS:
Beginning of period	4,697,906	2,619,031	585,879	116,904	35,551	63,043	6,675,504	6,560,620	135,284	—

End of period	$5,739,231	$4,697,906	$1,090,141	$585,879	$70,279	$35,551	$7,374,490	$6,675,504	$320,389	$135,284

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II		Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. International Growth Fund— Series II Shares
	2021	2020 (b)	2021	2020 (b)	2021	2020 (b)	2021	2020 (b)	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,367	$1,948	$9,119	$4,343	$2,813	$1,776	$9,630	$3,585	$(1,346)	$4,121
Net realized gain (loss) on investments	2,534	65	37,763	1,762	20,947	12,068	4,078	309	27,612	8,597
Realized gain distribution received	14,432	1,095	55,323	5,421	16,746	2,144	41,071	2,598	32,918	12,203
Change in unrealized appreciation/(depreciation) on investments	(8,570)	9,101	70,933	56,724	3,097	3,137	3,172	30,860	(33,704)	34,700

Net increase (decrease) in net assets resulting from operations	11,763	12,209	173,138	68,250	43,603	19,125	57,951	37,352	25,480	59,621

Contributions and (Withdrawals):
Payments received from policyowners	1,382	29,001	19,146	101,481	36,460	199	1,749	—	17,266	13,138
Policyowners' surrenders	(7,189)	—	(243,650)	(150,439)	(138,739)	—	(18,474)	(3,047)	(72,764)	(49,952)
Policyowners' annuity and death benefits	—	—	—	—	—	—	—	—	(437)	—
Net transfers from (to) Fixed Account	26,386	—	7,041	(2,107)	14,388	—	600	—	(1,920)	(774)
Transfers between Investment Divisions	127,057	248,724	970,344	854,893	363,087	160,909	491,463	610,752	(85,783)	(40,727)

Net contributions and (withdrawals)	147,636	277,725	752,881	803,828	275,196	161,108	475,338	607,705	(143,638)	(78,315)

Increase (decrease) in net assets	159,399	289,934	926,019	872,078	318,799	180,233	533,289	645,057	(118,158)	(18,694)

NET ASSETS:
Beginning of period	289,934	—	872,078	—	180,233	—	645,057	—	598,816	617,510

End of period	$449,333	$289,934	$1,798,097	$872,078	$499,032	$180,233	$1,178,346	$645,057	$480,658	$598,816

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class
	2021	2020 (b)	2021	2020	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(916)	$5	$(9,552)	$(9,082)	$(160,747)	$(102,559)	$(6,680)	$(2,225)	$(14,887)	$(12,400)
Net realized gain (loss) on investments	751	126	42,649	10,044	1,347,569	1,011,839	19,082	3,642	52,064	34,378
Realized gain distribution received	8,852	242	77,413	52,830	926,754	899,734	16,227	9,239	67,199	56,194
Change in unrealized appreciation/(depreciation) on investments	758	3,168	17,525	74,792	907,897	1,209,565	21,153	66,678	372,437	133,944

Net increase (decrease) in net assets resulting from operations	9,445	3,541	128,035	128,584	3,021,473	3,018,579	49,782	77,334	476,813	212,116

Contributions and (Withdrawals):
Payments received from policyowners	1,114		17,635	73,160	299,490	206,597	30,583	12,373	21,024	16,118
Policyowners' surrenders	(1,589)	—	(73,744)	(101,400)	(1,477,601)	(973,533)	(22,441)	(81,956)	(79,154)	(105,877)
Policyowners' annuity and death benefits	—	—	—	(4,220)	(146,316)	(93,044)	—	—	(15,355)	—
Net transfers from (to) Fixed Account	2	—	1,434	(27,989)	(94,467)	(311,713)	(4,243)	(16,904)	(12,264)	(50,748)
Transfers between Investment Divisions	114,356	16,138	(8,374)	92,504	(248,768)	(329,628)	93,503	85,336	(58,215)	(90,229)

Net contributions and (withdrawals)	113,883	16,138	(63,049)	32,055	(1,667,662)	(1,501,321)	97,402	(1,151)	(143,964)	(230,736)

Increase (decrease) in net assets	123,328	19,679	64,986	160,639	1,353,811	1,517,258	147,184	76,183	332,849	(18,620)

NET ASSETS:
Beginning of period	19,679	—	888,074	727,435	19,162,484	17,645,226	499,858	423,675	1,975,135	1,993,755

End of period	$143,007	$19,679	$953,060	$888,074	$20,516,295	$19,162,484	$647,042	$499,858	$2,307,984	$1,975,135

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Mid Cap Value Portfolio— Service Class		MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class
	2021	2020 (b)	2021	2020	2021	2020	2021	2020	2021	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,385)	$(206)	$(10,531)	$(7,406)	$3,185	$4,627	$(48,061)	$(35,479)	$2,440	$97
Net realized gain (loss) on investments	4,065	16	24,748	18,795	(5,201)	(59,105)	209,838	109,847	325	1
Realized gain distribution received	2,159	—	76,306	48,064	—	11,476	438,646	156,875	—	—
Change in unrealized appreciation/(depreciation) on investments	53,996	7,626	186,438	106,841	174,088	(89,724)	(202,590)	706,254	(2,463)	841

Net increase (decrease) in net assets resulting from operations	58,835	7,436	276,961	166,294	172,072	(132,726)	397,833	937,497	302	939

Contributions and (Withdrawals):
Payments received from policyowners	4,279	65	11,049	11,153	43,751	15,586	124,922	86,558	4,527	19
Policyowners' surrenders	(3,756)	(3)	(29,154)	(198,428)	(28,746)	(78,249)	(259,873)	(172,177)	(10,386)	—
Policyowners' annuity and death benefits	—	—	(720)	(12,092)	—	(1,714)	(18,441)	(26,056)	—	—
Net transfers from (to) Fixed Account	1	—	(104)	(35,247)	18,280	(2,842)	(1,899)	(25,892)	—	—
Transfers between Investment Divisions	191,766	130,392	(52,616)	5,839	125,255	(66,404)	36,119	69,704	226,826	62,669

Net contributions and (withdrawals)	192,290	130,454	(71,545)	(228,775)	158,540	(133,623)	(119,172)	(67,863)	220,967	62,688

Increase (decrease) in net assets	251,125	137,890	205,416	(62,481)	330,612	(266,349)	278,661	869,634	221,269	63,627

NET ASSETS:
Beginning of period	137,890	—	1,239,537	1,302,018	372,381	638,730	3,400,774	2,531,140	63,627	—

End of period	$389,015	$137,890	$1,444,953	$1,239,537	$702,993	$372,381	$3,679,435	$3,400,774	$284,896	$63,627

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,994	$48,188	$(4,015)	$(938)	$8,459	$13,815
Net realized gain (loss) on investments	21	475	1,871	198	26,565	20,336
Realized gain distribution received	9,586	—	—	—	91,952	21,762
Change in unrealized appreciation/(depreciation) on investments	(48,317)	(9,035)	(8,209)	4,931	(181,435)	73,227

Net increase (decrease) in net assets resulting from operations	(36,716)	39,628	(10,353)	4,191	(54,459)	129,140

Contributions and (Withdrawals):
Payments received from policyowners	38,129	47,631	1,072	1,849	82,890	227,725
Policyowners' surrenders	(59,588)	(174,407)	(21,219)	(20,335)	(125,556)	(171,439)
Policyowners' annuity and death benefits	(1,080)	—	(223)	(676)	(963)	—
Net transfers from (to) Fixed Account	(14,054)	(47,145)	—	8	(132,067)	(32,759)
Transfers between Investment Divisions	87,518	69,724	(79,427)	275,114	(247,992)	419,535

Net contributions and (withdrawals)	50,925	(104,197)	(99,797)	255,960	(423,688)	443,062

Increase (decrease) in net assets	14,209	(64,569)	(110,150)	260,151	(478,147)	572,202

NET ASSETS:
Beginning of period	1,086,800	1,151,369	489,032	228,881	2,262,495	1,690,293

End of period	$1,101,009	$1,086,800	$378,882	$489,032	$1,784,348	$2,262,495

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Sales of these policies were discontinued effective May 10, 2002. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946.

The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Emerging Markets Equity—Initial Class)
MainStay VP CBRE Global Infrastructure—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Equity Allocation—Service Class (formerly MainStay VP Growth Allocation—Service Class)
MainStay VP Fidelity Institutional AM® Utilities—Service Class
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class (formerly MainStay VP Moderate Growth Allocation—Service Class)
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Strategic Bond—Service Class (formerly MainStay VP MacKay Unconstrained Bond—Service Class)
MainStay VP Moderate Allocation—Service Class
MainStay VP Natural Resources—Initial Class (formerly MainStay VP Mellon Natural Resources—Initial Class)
MainStay VP PIMCO Real Return—Service Class
MainStay VP Small Cap Growth—Initial Class
MainStay VP Small Cap Growth—Service Class
MainStay VP T. Rowe Price Equity Income—Initial Class

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Wellington Growth—Initial Class (formerly MainStay VP MacKay Growth—Initial Class)
MainStay VP Wellington Mid Cap—Initial Class (formerly MainStay VP MacKay Mid Cap Core—Initial Class)
MainStay VP Wellington Small Cap—Initial Class (formerly MainStay VP MacKay Small Cap Core—Initial Class)
MainStay VP Wellington U.S. Equity—Initial Class (formerly MainStay VP MacKay Common Stock—Initial Class)
MainStay VP Winslow Large Cap Growth—Initial Class
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
American Funds IS Washington Mutual Investors Fund—Class 4 (formerly American Funds IS Blue Chip Income and Growth Fund—Class 4)
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
BNY Mellon IP Technology Growth Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
DWS Alternative Asset Allocation VIP—Class B
Fidelity® VIP Bond Index Portfolio—Service Class 2
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP FundsManager® 60% Portfolio—Service Class
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Health Care Portfolio—Service Class 2
Fidelity® VIP International Index Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Franklin Templeton Aggressive Model Portfolio—Class II (formerly Legg Mason/QS Aggressive Model Portfolio—Class II)
Franklin Templeton Conservative Model Portfolio—Class II (formerly Legg Mason/QS Conservative Model Portfolio—Class II)
Franklin Templeton Moderate Model Portfolio—Class II (formerly Legg Mason/QS Moderate Model Portfolio—Class II)
Franklin Templeton Moderately Aggressive Model Portfolio—Class II (formerly Legg Mason/QS Moderately Aggressive Model Portfolio—Class II)
Franklin Templeton Moderately Conservative Model Portfolio—Class II (formerly Legg Mason/QS Moderately Conservative Model Portfolio—Class II)
Invesco V.I. International Growth Fund—Series II Shares
Invesco V.I. Main Street Small Cap Fund®—Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
MFS® International Intrinsic Value Portfolio—Service Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Service Class
MFS® Research Series—Initial Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Income Portfolio—Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class

New investments in the MainStay VP Candriam Emerging Markets Equity, MainStay VP T. Rowe Price Equity Income, MainStay VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 Investment Divisions are restricted

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

to those policies already invested in these Investment Divisions.

Initial premium payments were allocated to the MainStay VP U.S. Government Money Market Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.
No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments who values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$508	$331
MainStay VP Bond—Initial Class	381	856
MainStay VP Candriam Emerging Markets Equity—Initial Class	46	180
MainStay VP CBRE Global Infrastructure—Service Class	1	3
MainStay VP Conservative Allocation—Service Class	203	763
MainStay VP Epoch U.S. Equity Yield—Initial Class	558	1,233
MainStay VP Equity Allocation—Service Class	106	179
MainStay VP Fidelity Institutional AM® Utilities—Service Class	525	862
MainStay VP Floating Rate—Service Class	287	1,790
MainStay VP Growth Allocation—Service Class	325	528
MainStay VP Income Builder—Initial Class	1,822	2,570
MainStay VP IQ Hedge Multi-Strategy—Service Class	10	76
MainStay VP Janus Henderson Balanced—Initial Class	949	1,530
MainStay VP MacKay Convertible—Initial Class	1,116	1,616
MainStay VP MacKay Government—Initial Class	128	1,017
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,214	3,198
MainStay VP MacKay International Equity—Initial Class	783	781
MainStay VP MacKay S&P 500 Index—Initial Class	2,128	6,388
MainStay VP MacKay Strategic Bond—Service Class	63	269
MainStay VP Moderate Allocation—Service Class	321	636
MainStay VP Natural Resources—Initial Class	305	264
MainStay VP PIMCO Real Return—Service Class	82	185
MainStay VP Small Cap Growth—Initial Class	507	431
MainStay VP Small Cap Growth—Service Class	308	546
MainStay VP T. Rowe Price Equity Income—Initial Class	273	398
MainStay VP U.S. Government Money Market—Initial Class	1,380	1,134
MainStay VP Wellington Growth—Initial Class	6,998	4,350
MainStay VP Wellington Mid Cap—Initial Class	189	872
MainStay VP Wellington Small Cap—Initial Class	78	569
MainStay VP Wellington U.S. Equity—Initial Class	1,332	3,055
MainStay VP Winslow Large Cap Growth—Initial Class	887	1,279
American Funds IS Asset Allocation Fund—Class 4	443	183
American Funds IS Global Small Capitalization Fund—Class 4	12	12
American Funds IS Growth Fund—Class 4	194	37
American Funds IS New World Fund®—Class 4	34	100
American Funds IS Washington Mutual Investors Fund—Class 4	28	105
BlackRock® Global Allocation V.I. Fund—Class III	290	89
BlackRock® High Yield V.I. Fund—Class III	88	29
BNY Mellon IP Technology Growth Portfolio—Initial Shares	904	929
ClearBridge Variable Appreciation Portfolio—Class II	6	56
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	16	60
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	301	182
Delaware VIP® Small Cap Value Series—Service Class	133	84
DWS Alternative Asset Allocation VIP—Class B	5	133
Fidelity® VIP Bond Index Portfolio—Service Class 2	29	43
Fidelity® VIP ContrafundSM Portfolio—Initial Class	3,554	2,873
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	63	12

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	$1,004	$788
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	72	1
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	655	297
Fidelity® VIP Health Care Portfolio—Service Class 2	192	67
Fidelity® VIP International Index Portfolio—Service Class 2	77	39
Fidelity® VIP Mid Cap Portfolio—Service Class 2	627	426
Franklin Templeton Aggressive Model Portfolio—Class II	182	4
Franklin Templeton Conservative Model Portfolio—Class II	60	23
Franklin Templeton Moderate Model Portfolio—Class II	199	21
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	9	1
Franklin Templeton Moderately Conservative Model Portfolio—Class II	74	16
Invesco V.I. International Growth Fund—Series II Shares	33	59
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	36	12
Janus Henderson Enterprise Portfolio—Service Shares	74	39
Janus Henderson Global Research Portfolio—Institutional Shares	937	1,150
MFS® International Intrinsic Value Portfolio—Service Class	30	78
MFS® Investors Trust Series—Initial Class	36	289
MFS® Mid Cap Value Portfolio—Service Class	199	13
MFS® Research Series—Initial Class	60	103
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	96	31
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	429	562
PIMCO VIT Income Portfolio—Advisor Class	15	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	83	136
PIMCO VIT Low Duration Portfolio—Advisor Class	51	72
PIMCO VIT Total Return Portfolio—Advisor Class	150	236
Total	$36,294	$47,279

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$785	$717
MainStay VP Bond—Initial Class	575	966
MainStay VP Candriam Emerging Markets Equity—Initial Class	162	437
MainStay VP CBRE Global Infrastructure—Service Class	39	2
MainStay VP Conservative Allocation—Service Class	1,021	1,604
MainStay VP Epoch U.S. Equity Yield—Initial Class	922	2,901
MainStay VP Equity Allocation—Service Class	335	758
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,015	1,962
MainStay VP Floating Rate—Service Class	1,128	741
MainStay VP Growth Allocation—Service Class	672	1,540
MainStay VP Income Builder—Initial Class	2,736	3,216
MainStay VP IQ Hedge Multi-Strategy—Service Class	44	59
MainStay VP Janus Henderson Balanced—Initial Class	2,178	3,757
MainStay VP MacKay Convertible—Initial Class	1,938	1,723
MainStay VP MacKay Government—Initial Class	223	941
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,684	4,296
MainStay VP MacKay International Equity—Initial Class	1,041	867
MainStay VP MacKay S&P 500 Index—Initial Class	3,593	9,340
MainStay VP MacKay Strategic Bond—Service Class	199	202
MainStay VP Moderate Allocation—Service Class	1,156	1,637
MainStay VP Natural Resources—Initial Class	420	725
MainStay VP PIMCO Real Return—Service Class	330	139
MainStay VP Small Cap Growth—Initial Class	1,148	1,252
MainStay VP Small Cap Growth—Service Class	467	204
MainStay VP T. Rowe Price Equity Income—Initial Class	468	1,516
MainStay VP U.S. Government Money Market—Initial Class	2,556	3,474
MainStay VP Wellington Growth—Initial Class	11,647	7,310
MainStay VP Wellington Mid Cap—Initial Class	434	1,504
MainStay VP Wellington Small Cap—Initial Class	177	686
MainStay VP Wellington U.S. Equity—Initial Class	2,299	4,313
MainStay VP Winslow Large Cap Growth—Initial Class	2,101	1,515
American Funds IS Asset Allocation Fund—Class 4	641	134
American Funds IS Global Small Capitalization Fund—Class 4	73	29
American Funds IS Growth Fund—Class 4	384	172
American Funds IS New World Fund®—Class 4	178	150
American Funds IS Washington Mutual Investors Fund—Class 4	165	149
BlackRock® Global Allocation V.I. Fund—Class III	540	211
BlackRock® High Yield V.I. Fund—Class III	248	148
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,819	1,033
ClearBridge Variable Appreciation Portfolio—Class II	54	9
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	26	87
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	384	288
Delaware VIP® Small Cap Value Series—Service Class	160	201
DWS Alternative Asset Allocation VIP—Class B	11	103
Fidelity® VIP Bond Index Portfolio—Service Class 2	78	79
Fidelity® VIP ContrafundSM Portfolio—Initial Class	7,428	7,311
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	219	254

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	$2,361	$1,668
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	78	67
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,761	794
Fidelity® VIP Health Care Portfolio—Service Class 2	649	184
Fidelity® VIP International Index Portfolio—Service Class 2	44	12
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,395	1,117
Franklin Templeton Aggressive Model Portfolio—Class II	170	11
Franklin Templeton Conservative Model Portfolio—Class II	195	30
Franklin Templeton Moderate Model Portfolio—Class II	1,076	259
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	438	143
Franklin Templeton Moderately Conservative Model Portfolio—Class II	554	28
Invesco V.I. International Growth Fund—Series II Shares	69	181
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	124	3
Janus Henderson Enterprise Portfolio—Service Shares	222	218
Janus Henderson Global Research Portfolio—Institutional Shares	1,282	2,184
MFS® International Intrinsic Value Portfolio—Service Class	175	68
MFS® Investors Trust Series—Initial Class	92	184
MFS® Mid Cap Value Portfolio—Service Class	207	14
MFS® Research Series—Initial Class	96	102
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	243	82
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	723	451
PIMCO VIT Income Portfolio—Advisor Class	235	11
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	146	84
PIMCO VIT Low Duration Portfolio—Advisor Class	18	121
PIMCO VIT Total Return Portfolio—Advisor Class	486	809
Total	$69,741	$79,487

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Clarion Securities ("CBRE Clarion"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC ("NIMNA"), New York Life Investors LLC (“NYLI ”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill, LLC ("SBH"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Wellington Management Company LLP ("Wellington") and Winslow Capital Management, LLC. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE Clarion is the listed securities investment management arm of CBRE Global Investors. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus Capital is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. SBH, T. Rowe Price and Wellington are independent investment advisory firms. Winslow Capital is a wholly-owned subsidiary of Nuveen,LLC.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.
Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.
Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.77%. These ranges are shown as a percentage of average net assets as of December 31, 2020, and approximate the ranges as of December 31, 2021.

NOTE 4—Distribution of Net Income:
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):
The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	18	(13)	5	12	(15)	(3)
MainStay VP Bond—Initial Class	6	(30)	(24)	24	(18)	6
MainStay VP Candriam Emerging Markets Equity—Initial Class	3	(14)	(11)	1	(32)	(31)
MainStay VP CBRE Global Infrastructure—Service Class	—	—	—	—	(3)	(3)
MainStay VP Conservative Allocation—Service Class	4	(36)	(32)	8	(56)	(48)
MainStay VP Epoch U.S. Equity Yield—Initial Class	7	(35)	(28)	13	(82)	(69)
MainStay VP Equity Allocation—Service Class	1	(7)	(6)	2	(8)	(6)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	8	(44)	(36)	20	(87)	(67)
MainStay VP Floating Rate—Service Class	15	(123)	(108)	21	(28)	(7)
MainStay VP Growth Allocation—Service Class	4	(19)	(15)	2	(47)	(45)
MainStay VP Income Builder—Initial Class	13	(44)	(31)	11	(78)	(67)
MainStay VP IQ Hedge Multi-Strategy—Service Class	2	(9)	(7)	1	(9)	(8)
MainStay VP Janus Henderson Balanced—Initial Class	7	(57)	(50)	10	(86)	(76)
MainStay VP MacKay Convertible—Initial Class	7	(23)	(16)	20	(21)	(1)
MainStay VP MacKay Government—Initial Class	3	(41)	(38)	24	(32)	(8)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	18	(56)	(38)	16	(91)	(75)
MainStay VP MacKay International Equity—Initial Class	3	(17)	(14)	3	(13)	(10)
MainStay VP MacKay S&P 500 Index—Initial Class	10	(54)	(44)	11	(74)	(63)
MainStay VP MacKay Strategic Bond—Service Class	3	(20)	(17)	5	(45)	(40)
MainStay VP Moderate Allocation—Service Class	3	(27)	(24)	7	(30)	(23)
MainStay VP Natural Resources—Initial Class	40	(34)	6	26	(69)	(43)
MainStay VP PIMCO Real Return—Service Class	7	(16)	(9)	29	(22)	7
MainStay VP Small Cap Growth—Initial Class	1	(14)	(13)	1	(19)	(18)
MainStay VP Small Cap Growth—Service Class	6	(21)	(15)	4	(4)	—
MainStay VP T. Rowe Price Equity Income—Initial Class	3	(14)	(11)	6	(29)	(23)
MainStay VP U.S. Government Money Market—Initial Class	1,076	(855)	221	2,712	(3,051)	(339)
MainStay VP Wellington Growth—Initial Class	9	(51)	(42)	5	(69)	(64)
MainStay VP Wellington Mid Cap—Initial Class	1	(17)	(16)	7	(24)	(17)
MainStay VP Wellington Small Cap—Initial Class	5	(42)	(37)	12	(40)	(28)
MainStay VP Wellington U.S. Equity—Initial Class	1	(31)	(30)	2	(25)	(23)
MainStay VP Winslow Large Cap Growth—Initial Class	5	(18)	(13)	13	(26)	(13)
American Funds IS Asset Allocation Fund—Class 4	30	(13)	17	21	(16)	5
American Funds IS Global Small Capitalization Fund—Class 4	1	(1)	—	2	(3)	(1)
American Funds IS Growth Fund—Class 4	5	(1)	4	24	(7)	17
American Funds IS New World Fund®—Class 4	2	(6)	(4)	2	(7)	(5)
American Funds IS Washington Mutual Investors Fund—Class 4	1	(7)	(6)	2	(2)	—
BlackRock® Global Allocation V.I. Fund—Class III	5	(5)	—	1	(21)	(20)
BlackRock® High Yield V.I. Fund—Class III	6	(2)	4	23	(23)	—
BNY Mellon IP Technology Growth Portfolio—Initial Shares	5	(15)	(10)	20	(16)	4
ClearBridge Variable Appreciation Portfolio—Class II	—	(3)	(3)	1	—	1
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	(1)	(1)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1	(5)	(4)	—	(6)	(6)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	8	(5)	3	2	(6)	(4)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2021			2020
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Small Cap Value Series—Service Class	10	(6)	4	2	(1)	1
DWS Alternative Asset Allocation VIP—Class B	—	(11)	(11)	2	(6)	(4)
Fidelity® VIP Bond Index Portfolio—Service Class 2	2	(4)	(2)	17	(3)	14
Fidelity® VIP ContrafundSM Portfolio—Initial Class	1	(27)	(26)	2	(47)	(45)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	4	(1)	3	1	—	1
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3	(15)	(12)	3	(18)	(15)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	6	—	6	1	—	1
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	9	(6)	3	33	(17)	16
Fidelity® VIP Health Care Portfolio—Service Class 2	10	(4)	6	39	(11)	28
Fidelity® VIP International Index Portfolio—Service Class 2	5	(3)	2	2	—	2
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1	(7)	(6)	1	(14)	(13)
Franklin Templeton Aggressive Model Portfolio—Class II	13	—	13	—	—	—
Franklin Templeton Conservative Model Portfolio—Class II	5	(2)	3	8	(8)	—
Franklin Templeton Moderate Model Portfolio—Class II	12	(1)	11	79	—	79
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	1	—	1	4	—	4
Franklin Templeton Moderately Conservative Model Portfolio—Class II	6	(1)	5	13	—	13
Invesco V.I. International Growth Fund—Series II Shares	—	(4)	(4)	3	(8)	(5)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2	(1)	1	—	—	—
Janus Henderson Enterprise Portfolio—Service Shares	2	(2)	—	17	(21)	(4)
Janus Henderson Global Research Portfolio—Institutional Shares	10	(24)	(14)	16	(21)	(5)
MFS® International Intrinsic Value Portfolio—Service Class	2	(5)	(3)	5	(2)	3
MFS® Investors Trust Series—Initial Class	—	(8)	(8)	1	(8)	(7)
MFS® Mid Cap Value Portfolio—Service Class	13	(1)	12	4	—	4
MFS® Research Series—Initial Class	—	(2)	(2)	3	(9)	(6)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	8	(2)	6	3	(10)	(7)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	3	(9)	(6)	6	(6)	—
PIMCO VIT Income Portfolio—Advisor Class	1	—	1	3	—	3
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	6	(11)	(5)	5	(14)	(9)
PIMCO VIT Low Duration Portfolio—Advisor Class	5	(7)	(2)	4	(3)	1
PIMCO VIT Total Return Portfolio—Advisor Class	9	(20)	(11)	38	(31)	7

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):
The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	28	(29)	(1)	10	(54)	(44)
MainStay VP Bond—Initial Class	11	(34)	(23)	21	(53)	(32)
MainStay VP Candriam Emerging Markets Equity—Initial Class	12	(34)	(22)	5	(43)	(38)
MainStay VP CBRE Global Infrastructure—Service Class	6	—	6	5	(1)	4
MainStay VP Conservative Allocation—Service Class	42	(77)	(35)	40	(88)	(48)
MainStay VP Epoch U.S. Equity Yield—Initial Class	11	(84)	(73)	16	(109)	(93)
MainStay VP Equity Allocation—Service Class	6	(30)	(24)	11	(58)	(47)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	14	(100)	(86)	22	(163)	(141)
MainStay VP Floating Rate—Service Class	73	(50)	23	13	(42)	(29)
MainStay VP Growth Allocation—Service Class	14	(60)	(46)	14	(108)	(94)
MainStay VP Income Builder—Initial Class	19	(54)	(35)	13	(81)	(68)
MainStay VP IQ Hedge Multi-Strategy—Service Class	5	(6)	(1)	9	(18)	(9)
MainStay VP Janus Henderson Balanced—Initial Class	20	(147)	(127)	19	(185)	(166)
MainStay VP MacKay Convertible—Initial Class	16	(25)	(9)	16	(33)	(17)
MainStay VP MacKay Government—Initial Class	7	(38)	(31)	33	(42)	(9)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	22	(76)	(54)	20	(99)	(79)
MainStay VP MacKay International Equity—Initial Class	4	(19)	(15)	10	(38)	(28)
MainStay VP MacKay S&P 500 Index—Initial Class	16	(77)	(61)	18	(88)	(70)
MainStay VP MacKay Strategic Bond—Service Class	13	(15)	(2)	18	(45)	(27)
MainStay VP Moderate Allocation—Service Class	34	(70)	(36)	33	(152)	(119)
MainStay VP Natural Resources—Initial Class	53	(95)	(42)	31	(102)	(71)
MainStay VP PIMCO Real Return—Service Class	31	(12)	19	29	(29)	—
MainStay VP Small Cap Growth—Initial Class	4	(42)	(38)	3	(41)	(38)
MainStay VP Small Cap Growth—Service Class	13	(8)	5	9	(6)	3
MainStay VP T. Rowe Price Equity Income—Initial Class	6	(63)	(57)	19	(55)	(36)
MainStay VP U.S. Government Money Market—Initial Class	2,006	(2,651)	(645)	5,591	(3,794)	1,797
MainStay VP Wellington Growth—Initial Class	8	(84)	(76)	10	(107)	(97)
MainStay VP Wellington Mid Cap—Initial Class	4	(30)	(26)	8	(48)	(40)
MainStay VP Wellington Small Cap—Initial Class	15	(51)	(36)	23	(67)	(44)
MainStay VP Wellington U.S. Equity—Initial Class	3	(42)	(39)	6	(59)	(53)
MainStay VP Winslow Large Cap Growth—Initial Class	17	(20)	(3)	23	(43)	(20)
American Funds IS Asset Allocation Fund—Class 4	39	(8)	31	54	(17)	37
American Funds IS Global Small Capitalization Fund—Class 4	3	(1)	2	4	(4)	—
American Funds IS Growth Fund—Class 4	14	(8)	6	22	(13)	9
American Funds IS New World Fund®—Class 4	9	(9)	—	9	(14)	(5)
American Funds IS Washington Mutual Investors Fund—Class 4	11	(10)	1	31	(29)	2
BlackRock® Global Allocation V.I. Fund—Class III	8	(12)	(4)	18	(37)	(19)
BlackRock® High Yield V.I. Fund—Class III	16	(11)	5	30	(10)	20
BNY Mellon IP Technology Growth Portfolio—Initial Shares	14	(17)	(3)	23	(40)	(17)
ClearBridge Variable Appreciation Portfolio—Class II	3	—	3	2	(5)	(3)
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1	(7)	(6)	5	(5)	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	12	(9)	3	5	(17)	(12)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2021			2020
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Small Cap Value Series—Service Class	13	(16)	(3)	8	(3)	5
DWS Alternative Asset Allocation VIP—Class B	1	(9)	(8)	8	(10)	(2)
Fidelity® VIP Bond Index Portfolio—Service Class 2	8	(8)	—	32	(1)	31
Fidelity® VIP ContrafundSM Portfolio—Initial Class	8	(72)	(64)	6	(84)	(78)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	13	(18)	(5)	8	(1)	7
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	13	(31)	(18)	12	(35)	(23)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	6	(5)	1	13	(2)	11
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	31	(18)	13	54	(45)	9
Fidelity® VIP Health Care Portfolio—Service Class 2	40	(12)	28	37	(7)	30
Fidelity® VIP International Index Portfolio—Service Class 2	4	(1)	3	2	(5)	(3)
Fidelity® VIP Mid Cap Portfolio—Service Class 2	4	(20)	(16)	5	(26)	(21)
Franklin Templeton Aggressive Model Portfolio—Class II	11	(1)	10	12	(1)	11
Franklin Templeton Conservative Model Portfolio—Class II	15	(2)	13	27	—	27
Franklin Templeton Moderate Model Portfolio—Class II	83	(19)	64	95	(21)	74
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	31	(10)	21	26	(11)	15
Franklin Templeton Moderately Conservative Model Portfolio—Class II	42	(2)	40	56	—	56
Invesco V.I. International Growth Fund—Series II Shares	2	(13)	(11)	4	(11)	(7)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	7	—	7	1	—	1
Janus Henderson Enterprise Portfolio—Service Shares	9	(13)	(4)	21	(19)	2
Janus Henderson Global Research Portfolio—Institutional Shares	8	(47)	(39)	6	(51)	(45)
MFS® International Intrinsic Value Portfolio—Service Class	10	(4)	6	13	(13)	—
MFS® Investors Trust Series—Initial Class	1	(5)	(4)	3	(11)	(8)
MFS® Mid Cap Value Portfolio—Service Class	13	(1)	12	10	—	10
MFS® Research Series—Initial Class	—	(2)	(2)	3	(10)	(7)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	19	(6)	13	6	(20)	(14)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	6	(8)	(2)	12	(14)	(2)
PIMCO VIT Income Portfolio—Advisor Class	20	(1)	19	6	—	6
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	10	(6)	4	17	(26)	(9)
PIMCO VIT Low Duration Portfolio—Advisor Class	2	(12)	(10)	29	(4)	25
PIMCO VIT Total Return Portfolio—Advisor Class	32	(69)	(37)	76	(37)	39

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

The following table presents financial highlights for each Investment Division as of December 31, 2021, 2020, 2019, 2018 and 2017:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	2021	$3,502	142	$24.65	15.5%	1.1%
	2020	2,920	137	21.34	6.2%	1.8%
	2019	2,819	140	20.09	15.0%	1.7%
	2018	2,662	152	17.47	(8.8)%	1.4%
	2017	3,331	174	19.16	8.3%	1.1%
MainStay VP Bond—Initial Class	2021	$4,529	168	$26.97	(2.6)%	1.8%
	2020	5,308	192	27.71	6.5%	2.1%
	2019	4,847	186	26.01	7.7%	2.6%
	2018	4,849	201	24.14	(2.3)%	2.7%
	2017	5,846	237	24.71	2.5%	2.5%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2021	$1,492	134	$11.10	(3.3)%	1.1%
	2020	1,667	145	11.47	24.1%	3.3%
	2019	1,623	176	9.24	18.5%	1.4%
	2018	1,698	218	7.80	(21.6)%	1.4%
	2017	2,637	265	9.94	41.3%	1.2%
MainStay VP CBRE Global Infrastructure—Service Class	2021	$22	3	$7.22	13.5%	0.0%
	2020	21	3	6.36	(14.2)%	7.5%
	2019	44	6	7.41	3.7%	0.0%
	2018	42	6	7.14	(28.8)%	0.0%
	2017	56	6	10.03	6.2%	0.0%
MainStay VP Conservative Allocation—Service Class	2021	$4,650	233	$19.98	5.5%	1.6%
	2020	5,016	265	18.94	8.6%	1.8%
	2019	5,451	313	17.44	13.1%	2.4%
	2018	5,818	377	15.42	(7.9)%	2.1%
	2017	6,812	407	16.75	9.1%	1.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Epoch U.S. Equity Yield—Initial Class	2021	$17,931	541	$33.17	21.3%	2.4%
	2020	15,570	569	27.35	(1.3)%	2.7%
	2019	17,678	638	27.70	22.6%	3.1%
	2018	16,580	734	22.60	(6.5)%	2.1%
	2017	19,819	821	24.16	17.1%	1.3%
MainStay VP Equity Allocation—Service Class	2021	$1,706	65	$26.01	18.3%	1.7%
	2020	1,567	71	21.99	13.3%	2.1%
	2019	1,498	77	19.41	22.7%	2.3%
	2018	1,920	121	15.83	(14.1)%	1.3%
	2017	2,592	141	18.43	20.8%	0.8%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2021	$7,351	365	$20.14	15.4%	1.8%
	2020	6,995	401	17.45	(1.9)%	2.3%
	2019	8,323	468	17.79	21.4%	2.2%
	2018	7,659	523	14.66	(0.8)%	0.9%
	2017	8,848	599	14.77	13.0%	3.8%
MainStay VP Floating Rate—Service Class	2021	$1,962	137	$14.38	2.1%	3.0%
	2020	3,447	245	14.08	0.9%	3.5%
	2019	3,507	252	13.95	6.8%	4.7%
	2018	4,097	314	13.06	(1.7)%	4.5%
	2017	4,255	321	13.28	2.4%	4.0%
MainStay VP Growth Allocation—Service Class	2021	$7,474	303	$24.69	14.2%	2.2%
	2020	6,883	318	21.62	11.2%	2.6%
	2019	7,052	363	19.44	19.6%	2.9%
	2018	6,669	410	16.26	(12.1)%	1.6%
	2017	8,627	466	18.50	16.8%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Income Builder—Initial Class	2021	$22,937	419	$54.72	9.1%	2.9%
	2020	22,571	450	50.16	6.6%	2.5%
	2019	24,332	517	47.06	16.5%	4.8%
	2018	23,739	588	40.38	(6.4)%	2.8%
	2017	28,855	669	43.16	11.1%	3.6%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2021	$189	23	$8.37	(2.1)%	0.0%
	2020	256	30	8.55	3.8%	1.6%
	2019	311	38	8.05	(2.3)%	1.3%
	2018	342	44	7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2021	$18,877	754	$25.04	15.8%	1.3%
	2020	17,390	804	21.62	12.8%	1.8%
	2019	16,854	880	19.16	21.3%	1.8%
	2018	15,487	981	15.79	(0.9)%	1.8%
	2017	17,241	1,082	15.93	16.8%	1.8%
MainStay VP MacKay Convertible—Initial Class	2021	$10,552	157	$67.05	7.8%	1.2%
	2020	10,744	173	62.18	34.3%	0.7%
	2019	8,071	174	46.30	20.9%	1.5%
	2018	7,245	189	38.30	(3.5)%	1.7%
	2017	7,946	200	39.71	10.6%	1.7%
MainStay VP MacKay Government—Initial Class	2021	$3,497	149	$23.41	(2.8)%	1.5%
	2020	4,510	187	24.08	3.6%	1.4%
	2019	4,535	195	23.24	4.1%	2.1%
	2018	4,078	183	22.33	(1.4)%	2.5%
	2017	5,132	227	22.64	0.8%	2.7%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2021	$29,073	550	$52.87	4.1%	4.7%
	2020	29,857	588	50.77	4.0%	5.7%
	2019	32,349	663	48.80	11.8%	5.4%
	2018	34,540	791	43.66	(2.7)%	5.8%
	2017	40,164	895	44.89	5.5%	5.7%
MainStay VP MacKay International Equity—Initial Class	2021	$5,143	117	$44.10	10.8%	0.1%
	2020	5,221	131	39.81	19.3%	0.8%
	2019	4,708	141	33.37	23.2%	0.4%
	2018	4,335	160	27.09	(12.7)%	1.2%
	2017	5,003	161	31.03	30.9%	0.6%
MainStay VP MacKay S&P 500 Index—Initial Class	2021	$60,272	496	$121.65	26.9%	1.2%
	2020	51,781	540	95.87	16.7%	1.4%
	2019	49,535	603	82.14	29.6%	1.7%
	2018	43,605	688	63.40	(5.8)%	1.4%
	2017	49,934	742	67.28	19.9%	1.4%
MainStay VP MacKay Strategic Bond—Service Class	2021	$999	79	$12.72	0.4%	2.2%
	2020	1,210	96	12.67	4.5%	2.4%
	2019	1,654	136	12.13	5.4%	3.2%
	2018	1,915	166	11.50	(2.7)%	3.1%
	2017	2,040	172	11.83	3.2%	2.9%
MainStay VP Moderate Allocation—Service Class	2021	$7,940	356	$22.31	9.7%	1.0%
	2020	7,724	380	20.34	9.9%	2.3%
	2019	7,454	403	18.52	16.5%	2.8%
	2018	7,510	472	15.90	(9.8)%	2.0%
	2017	9,386	532	17.63	13.2%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Natural Resources—Initial Class	2021	$2,079	247	$8.43	36.2%	1.2%
	2020	1,493	241	6.19	5.5%	2.7%
	2019	1,667	284	5.87	15.1%	0.6%
	2018	2,312	454	5.10	(29.6)%	0.0%
	2017	3,629	502	7.23	(2.0)%	0.0%
MainStay VP PIMCO Real Return—Service Class	2021	$730	65	$11.26	3.8%	0.3%
	2020	800	74	10.85	10.1%	1.9%
	2019	657	67	9.86	7.2%	2.9%
	2018	657	72	9.19	(4.1)%	1.3%
	2017	736	77	9.58	1.9%	1.4%
MainStay VP Small Cap Growth—Initial Class	2021	$3,721	133	$28.02	8.9%	0.0%
	2020	3,752	146	25.73	38.7%	0.0%
	2019	3,045	164	18.55	24.0%	0.0%
	2018	2,850	190	14.97	(10.1)%	0.0%
	2017	3,465	208	16.64	21.3%	0.0%
MainStay VP Small Cap Growth—Service Class	2021	$876	35	$25.00	8.6%	0.0%
	2020	1,152	50	23.01	38.3%	0.0%
	2019	829	50	16.64	23.7%	0.0%
	2018	572	42	13.45	(10.3)%	0.0%
	2017	534	36	15.00	21.0%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2021	$5,398	217	$24.88	23.9%	2.5%
	2020	4,587	228	20.09	(0.3)%	3.5%
	2019	5,058	251	20.16	24.7%	2.3%
	2018	4,735	293	16.16	(10.6)%	2.0%
	2017	6,130	339	18.07	14.7%	2.1%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2021	$3,172	2,484	$1.28	(1.3)%	0.0%
	2020	2,926	2,263	1.30	(1.1)%	0.2%
	2019	3,401	2,602	1.31	0.5%	1.8%
	2018	3,305	2,540	1.30	0.1%	1.4%
	2017	5,048	3,881	1.30	(0.9)%	0.4%
MainStay VP Wellington Growth—Initial Class	2021	$44,178	541	$81.73	18.2%	0.3%
	2020	40,298	583	69.14	30.6%	0.6%
	2019	34,266	647	52.94	28.3%	0.5%
	2018	30,273	734	41.26	(5.5)%	0.6%
	2017	35,713	818	43.65	28.7%	0.3%
MainStay VP Wellington Mid Cap—Initial Class	2021	$6,444	131	$49.33	18.5%	0.6%
	2020	6,113	147	41.64	9.8%	1.0%
	2019	6,205	164	37.91	21.3%	1.1%
	2018	6,400	205	31.26	(13.1)%	1.0%
	2017	7,983	222	35.98	17.6%	1.0%
MainStay VP Wellington Small Cap—Initial Class	2021	$3,199	248	$12.88	16.5%	0.4%
	2020	3,150	285	11.05	8.8%	0.1%
	2019	3,185	313	10.16	1.6%	0.2%
MainStay VP Wellington U.S. Equity—Initial Class	2021	$23,961	228	$104.90	27.1%	0.9%
	2020	21,307	258	82.53	14.1%	1.6%
	2019	20,311	281	72.35	24.6%	1.4%
	2018	18,612	321	58.08	(7.1)%	1.5%
	2017	22,636	362	62.50	21.2%	1.3%
MainStay VP Winslow Large Cap Growth—Initial Class	2021	$7,845	107	$73.45	22.9%	0.0%
	2020	7,164	120	59.76	35.4%	0.0%
	2019	5,859	133	44.14	31.9%	0.0%
	2018	4,752	142	33.46	2.2%	0.0%
	2017	4,684	143	32.73	30.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Asset Allocation Fund—Class 4	2021	$1,137	80	$14.23	13.4%	1.4%
	2020	788	63	12.55	10.7%	1.5%
	2019	657	58	11.34	19.4%	2.4%
	2018	166	17	9.50	(5.0)%	1.5%
American Funds IS Global Small Capitalization Fund—Class 4	2021	$52	3	$17.57	5.1%	0.0%
	2020	50	3	16.72	27.7%	0.2%
	2019	55	4	13.09	29.5%	0.0%
	2018	116	11	10.11	(12.0)%	0.0%
	2017	234	20	11.48	24.0%	0.4%
American Funds IS Growth Fund—Class 4	2021	$680	29	$23.23	20.1%	0.1%
	2020	485	25	19.34	49.8%	0.2%
	2019	105	8	12.92	28.8%	0.5%
	2018	41	4	10.03	(1.8)%	0.7%
	2017	5	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2021	$200	13	$15.63	3.3%	0.6%
	2020	262	17	15.14	21.7%	0.0%
	2019	275	22	12.44	27.2%	0.8%
	2018	245	25	9.78	(15.4)%	0.7%
	2017	264	23	11.56	27.4%	0.8%
American Funds IS Washington Mutual Investors Fund—Class 4	2021	$278	18	$15.34	25.9%	1.2%
	2020	289	24	12.19	7.1%	1.6%
	2019	270	24	11.38	19.5%	2.0%
	2018	134	14	9.53	(10.1)%	2.3%
	2017	—	—	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
BlackRock® Global Allocation V.I. Fund—Class III	2021	$1,201	73	$16.45	5.0%	0.8%
	2020	1,137	73	15.66	19.1%	1.2%
	2019	1,220	93	13.14	16.2%	1.2%
	2018	1,259	111	11.31	(8.8)%	0.8%
	2017	1,434	116	12.39	12.2%	1.3%
BlackRock® High Yield V.I. Fund—Class III	2021	$470	36	$13.11	3.9%	4.2%
	2020	410	32	12.63	5.7%	5.2%
	2019	388	32	11.95	13.4%	5.1%
	2018	351	33	10.54	(4.2)%	5.2%
	2017	191	17	11.00	5.7%	4.9%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2021	$4,575	75	$61.09	11.5%	0.0%
	2020	4,651	85	54.80	67.7%	0.2%
	2019	2,655	81	32.67	24.2%	0.0%
	2018	2,338	89	26.31	(2.3)%	0.0%
	2017	2,029	75	26.92	40.8%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2021	$34	2	$18.86	21.7%	0.2%
	2020	72	5	15.49	13.0%	0.9%
	2019	60	4	13.70	27.9%	1.3%
	2018	33	3	10.72	(3.3)%	2.0%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2021	$21	2	$9.59	30.3%	0.0%
	2020	15	2	7.36	(2.8)%	22.9%
	2019	19	3	7.57	6.4%	0.6%
	2018	5	1	7.12	(15.3)%	0.0%
	2017	76	9	8.40	0.4%	5.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2021	$97	8	$11.73	(3.7)%	3.7%
	2020	148	12	12.18	5.8%	3.0%
	2019	202	18	11.52	10.6%	5.1%
	2018	99	10	10.41	(8.6)%	4.4%
	2017	139	12	11.39	10.3%	4.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2021	$775	23	$33.43	27.1%	0.6%
	2020	518	20	26.29	7.2%	0.3%
	2019	595	24	24.53	19.4%	0.3%
	2018	573	28	20.54	(19.2)%	0.2%
	2017	770	30	25.43	12.5%	0.3%
Delaware VIP® Small Cap Value Series—Service Class	2021	$226	16	$13.72	32.3%	0.7%
	2020	124	12	10.37	(3.4)%	1.0%
	2019	119	11	7.89	(26.5)%	0.7%
	2018	3	—	8.52	(18.0)%	0.6%
DWS Alternative Asset Allocation VIP—Class B	2021	$151	12	$12.36	10.9%	2.0%
	2020	257	23	11.14	4.0%	2.3%
	2019	294	27	10.72	12.9%	3.3%
	2018	173	18	9.49	(10.5)%	0.9%
	2017	56	5	10.61	5.6%	1.4%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2021	$118	12	$9.64	(3.5)%	0.8%
	2020	136	14	9.99	(0.1)%	1.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2021	$29,474	273	$107.85	26.2%	0.1%
	2020	25,547	299	85.47	28.9%	0.2%
	2019	22,789	344	66.32	29.9%	0.4%
	2018	20,292	397	51.06	(7.6)%	0.7%
	2017	24,123	437	55.26	20.3%	1.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2021	$130	10	$13.09	(3.7)%	2.2%
	2020	101	7	13.58	29.2%	0.7%
	2019	67	6	10.52	27.5%	1.3%
	2018	69	8	8.25	(17.5)%	0.7%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2021	$6,805	129	$52.69	23.3%	1.9%
	2020	6,013	141	42.74	5.3%	1.8%
	2019	6,322	156	40.58	25.8%	2.0%
	2018	5,850	181	32.26	(9.5)%	2.2%
	2017	7,520	211	35.64	11.4%	1.7%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2021	$132	10	$13.58	10.9%	1.1%
	2020	51	4	12.24	13.6%	1.3%
	2019	28	3	10.77	7.7%	1.4%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2021	$2,887	67	$43.12	10.2%	0.0%
	2020	2,484	64	39.12	66.1%	0.0%
	2019	1,133	48	23.56	38.7%	0.0%
	2018	511	30	16.99	10.8%	0.1%
	2017	381	25	15.34	32.4%	0.1%
Fidelity® VIP Health Care Portfolio—Service Class 2	2021	$638	40	$16.02	10.0%	0.1%
	2020	491	34	14.56	19.7%	0.7%
	2019	73	6	12.16	21.6%	0.6%
Fidelity® VIP International Index Portfolio—Service Class 2	2021	$80	6	$12.33	6.1%	3.0%
	2020	42	4	11.63	8.9%	1.9%
	2019	17	2	10.67	6.7%	3.9%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2021	$3,564	64	$55.73	23.7%	0.4%
	2020	3,160	70	45.05	16.3%	0.4%
	2019	3,203	83	38.72	21.6%	0.7%
	2018	3,039	95	31.85	(15.9)%	0.4%
	2017	4,346	115	37.86	19.0%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Franklin Templeton Aggressive Model Portfolio—Class II	2021	$194	13	$15.19	18.0%	1.5%
Franklin Templeton Conservative Model Portfolio—Class II	2021	$37	3	$11.29	3.4%	1.8%
Franklin Templeton Moderate Model Portfolio—Class II	2021	$1,173	90	$13.03	10.9%	1.7%
	2020	923	79	11.76	17.6%	0.9%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2021	$65	5	$13.92	13.1%	1.7%
	2020	52	4	12.31	23.1%	1.4%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2021	$217	18	$12.30	7.6%	1.9%
	2020	153	13	11.44	14.4%	1.3%
Invesco V.I. International Growth Fund—Series II Shares	2021	$280	20	$13.71	4.2%	1.1%
	2020	312	24	13.15	12.3%	2.0%
	2019	345	29	11.71	26.6%	1.3%
	2018	293	32	9.25	(16.3)%	1.8%
	2017	355	32	11.05	21.1%	1.4%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2021	$24	1	$18.50	20.7%	0.2%
Janus Henderson Enterprise Portfolio—Service Shares	2021	$489	27	$18.05	15.0%	0.2%
	2020	426	27	15.69	17.6%	0.0%
	2019	408	31	13.34	33.4%	0.1%
	2018	40	4	10.00	(2.0)%	0.1%
	2017	5	—	10.20	2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2021	$10,412	227	$45.86	16.6%	0.5%
	2020	9,498	241	39.34	18.5%	0.7%
	2019	8,153	246	33.20	27.4%	1.0%
	2018	6,763	260	26.06	(8.1)%	1.1%
	2017	8,236	291	28.35	25.4%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® International Intrinsic Value Portfolio—Service Class	2021	$197	12	$16.20	8.9%	0.1%
	2020	228	15	14.89	18.7%	0.9%
	2019	155	12	12.55	24.0%	1.6%
	2018	93	9	10.12	(10.9)%	0.8%
	2017	40	4	11.35	13.5%	0.0%
MFS® Investors Trust Series—Initial Class	2021	$922	24	$38.71	25.2%	0.6%
	2020	983	32	30.93	12.4%	0.6%
	2019	1,075	39	27.51	29.9%	0.7%
	2018	1,038	49	21.18	(6.7)%	0.6%
	2017	1,034	45	22.71	21.8%	0.8%
MFS® Mid Cap Value Portfolio—Service Class	2021	$276	16	$17.58	28.9%	0.8%
	2020	56	4	13.64	36.4%	0.5%
MFS® Research Series—Initial Class	2021	$1,044	23	$45.22	23.2%	0.5%
	2020	928	25	36.70	15.1%	0.7%
	2019	995	31	31.89	31.2%	0.8%
	2018	797	33	24.30	(5.6)%	0.7%
	2017	684	27	25.75	21.8%	1.3%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2021	$378	26	$14.77	37.6%	1.9%
	2020	219	20	10.73	(18.2)%	2.6%
	2019	351	27	13.11	17.1%	1.7%
	2018	468	42	11.19	(9.2)%	2.3%
	2017	702	57	12.32	1.5%	1.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2021	$1,583	27	$58.25	11.3%	0.0%
	2020	1,706	33	52.35	37.9%	0.0%
	2019	1,266	33	37.96	30.8%	0.0%
	2018	1,047	36	29.03	(7.8)%	0.0%
	2017	1,095	35	31.47	23.0%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Income Portfolio—Advisor Class	2021	$44	4	$11.19	0.6%	2.7%
	2020	30	3	11.13	11.3%	1.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2021	$485	40	$11.98	(3.3)%	1.5%
	2020	560	45	12.39	4.1%	5.8%
	2019	647	54	11.91	5.5%	1.7%
	2018	738	65	11.28	0.7%	1.2%
	2017	826	74	11.21	1.3%	5.8%
PIMCO VIT Low Duration Portfolio—Advisor Class	2021	$82	8	$10.04	(2.3)%	0.4%
	2020	103	10	10.28	1.6%	1.1%
	2019	90	9	10.12	2.6%	2.8%
	2018	181	18	9.86	(1.1)%	1.7%
	2017	114	11	9.97	(0.1)%	1.1%
PIMCO VIT Total Return Portfolio—Advisor Class	2021	$793	69	$11.50	(2.6)%	1.7%
	2020	946	80	11.81	7.1%	2.0%
	2019	804	73	11.03	6.9%	2.9%
	2018	669	65	10.32	(1.9)%	2.4%
	2017	414	39	10.52	3.5%	1.8%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)     Total returns are not annualized for periods less than a year. The amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)      These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Tax-Qualified Policies)
MainStay VP Balanced—Service Class	2021	$5,002	203	$24.65	15.5%	1.1%
	2020	4,348	204	21.34	6.2%	1.8%
	2019	4,981	248	20.09	15.0%	1.7%
	2018	4,848	277	17.48	(8.8)%	1.4%
	2017	5,744	300	19.16	8.3%	1.1%
MainStay VP Bond—Initial Class	2021	$6,734	250	$26.97	(2.6)%	1.8%
	2020	7,564	273	27.71	6.5%	2.0%
	2019	7,926	305	26.01	7.7%	2.7%
	2018	7,797	323	24.14	(2.3)%	2.7%
	2017	9,242	374	24.71	2.5%	2.4%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2021	$3,613	326	$11.10	(3.3)%	1.1%
	2020	3,989	348	11.47	24.1%	3.3%
	2019	3,566	386	9.24	18.5%	1.4%
	2018	3,387	434	7.80	(21.6)%	1.4%
	2017	4,792	482	9.94	41.3%	1.2%
MainStay VP CBRE Global Infrastructure—Service Class	2021	$113	16	$7.22	13.5%	0.0%
	2020	61	10	6.36	(14.2)%	9.3%
	2019	46	6	7.41	3.7%	0.0%
	2018	73	10	7.14	(28.8)%	0.0%
	2017	94	9	10.03	6.2%	0.0%
MainStay VP Conservative Allocation—Service Class	2021	$8,721	438	$19.92	5.5%	1.6%
	2020	8,941	473	18.89	8.6%	1.8%
	2019	9,069	521	17.39	13.1%	2.5%
	2018	8,619	560	15.38	(7.9)%	2.1%
	2017	11,448	685	16.70	9.1%	1.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Epoch U.S. Equity Yield—Initial Class	2021	$28,556	849	$33.62	21.3%	2.4%
	2020	25,565	922	27.72	(1.3)%	2.8%
	2019	28,485	1,015	28.07	22.6%	3.1%
	2018	26,346	1,150	22.90	(6.5)%	2.1%
	2017	32,237	1,317	24.48	17.1%	1.3%
MainStay VP Equity Allocation—Service Class	2021	$4,837	184	$26.24	18.3%	1.6%
	2020	4,632	208	22.18	13.3%	2.0%
	2019	5,000	255	19.58	22.7%	2.7%
	2018	4,424	277	15.96	(14.1)%	1.2%
	2017	6,147	331	18.59	20.8%	0.8%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2021	$14,545	722	$20.14	15.4%	1.8%
	2020	14,100	808	17.45	(1.9)%	2.3%
	2019	16,887	949	17.79	21.4%	2.2%
	2018	16,096	1,098	14.66	(0.8)%	0.9%
	2017	19,142	1,296	14.77	13.0%	3.8%
MainStay VP Floating Rate—Service Class	2021	$3,580	249	$14.38	2.1%	2.9%
	2020	3,179	226	14.08	0.9%	3.5%
	2019	3,549	255	13.95	6.8%	4.7%
	2018	3,809	292	13.06	(1.7)%	4.5%
	2017	4,058	306	13.28	2.4%	4.0%
MainStay VP Growth Allocation—Service Class	2021	$11,029	440	$25.05	14.2%	2.2%
	2020	10,661	486	21.93	11.2%	2.7%
	2019	11,441	580	19.72	19.6%	2.8%
	2018	11,196	679	16.50	(12.1)%	1.7%
	2017	13,915	741	18.77	16.8%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Income Builder—Initial Class	2021	$35,692	652	$54.72	9.1%	2.9%
	2020	34,453	687	50.16	6.6%	2.5%
	2019	35,546	755	47.06	16.5%	4.8%
	2018	34,089	844	40.38	(6.4)%	2.8%
	2017	40,012	927	43.16	11.1%	3.7%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2021	$773	92	$8.37	(2.1)%	0.0%
	2020	794	93	8.55	3.8%	1.9%
	2019	839	102	8.24	6.8%	1.3%
	2018	959	124	7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2021	$41,651	1,663	$25.04	15.8%	1.3%
	2020	38,696	1,790	21.62	12.8%	1.9%
	2019	37,481	1,956	19.16	21.3%	1.8%
	2018	34,236	2,168	15.79	(0.9)%	1.8%
	2017	39,590	2,485	15.93	16.8%	1.8%
MainStay VP MacKay Convertible—Initial Class	2021	$16,683	249	$66.87	7.8%	1.1%
	2020	16,013	258	62.01	34.3%	0.7%
	2019	12,693	275	46.18	20.9%	1.5%
	2018	10,876	285	38.20	(3.5)%	1.6%
	2017	11,540	291	39.60	10.6%	1.7%
MainStay VP MacKay Government—Initial Class	2021	$4,502	192	$23.41	(2.8)%	1.5%
	2020	5,367	223	24.08	3.6%	1.4%
	2019	5,393	232	23.24	4.1%	2.0%
	2018	5,237	235	22.33	(1.4)%	2.5%
	2017	6,266	277	22.64	0.8%	2.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2021	$35,099	665	$52.81	4.1%	4.7%
	2020	36,481	719	50.71	4.0%	5.8%
	2019	38,874	798	48.74	11.8%	5.6%
	2018	38,882	892	43.61	(2.7)%	5.8%
	2017	45,402	1,012	44.84	5.5%	5.8%
MainStay VP MacKay International Equity—Initial Class	2021	$6,840	155	$44.12	10.8%	0.1%
	2020	6,765	170	39.82	19.3%	0.8%
	2019	6,610	198	33.38	23.2%	0.4%
	2018	6,030	223	27.10	(12.7)%	1.1%
	2017	7,588	244	31.04	30.9%	0.6%
MainStay VP MacKay S&P 500 Index—Initial Class	2021	$101,381	833	$121.65	26.9%	1.2%
	2020	85,745	894	95.87	16.7%	1.4%
	2019	79,151	964	82.14	29.6%	1.7%
	2018	68,628	1,082	63.40	(5.8)%	1.4%
	2017	79,622	1,184	67.28	19.9%	1.4%
MainStay VP MacKay Strategic Bond—Service Class	2021	$2,332	183	$12.72	0.4%	2.2%
	2020	2,347	185	12.67	4.5%	2.4%
	2019	2,571	212	12.13	5.4%	3.3%
	2018	2,758	240	11.50	(2.7)%	3.1%
	2017	2,953	250	11.83	3.2%	2.9%
MainStay VP Moderate Allocation—Service Class	2021	$13,545	603	$22.46	9.7%	0.9%
	2020	13,096	639	20.48	9.9%	2.3%
	2019	14,127	758	18.64	16.5%	2.7%
	2018	13,547	846	16.01	(9.8)%	2.0%
	2017	17,638	994	17.75	13.2%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Natural Resources—Initial Class	2021	$3,504	416	$8.43	36.2%	1.2%
	2020	2,835	458	6.19	5.5%	2.6%
	2019	3,105	529	5.87	15.1%	0.7%
	2018	3,194	627	5.10	(29.6)%	0.0%
	2017	5,173	715	7.23	(2.0)%	0.0%
MainStay VP PIMCO Real Return—Service Class	2021	$1,516	135	$11.26	3.8%	0.3%
	2020	1,260	116	10.85	10.1%	1.9%
	2019	1,144	116	9.86	7.2%	2.9%
	2018	1,266	138	9.19	(4.1)%	1.3%
	2017	1,429	149	9.58	1.9%	1.4%
MainStay VP Small Cap Growth—Initial Class	2021	$8,052	287	$28.02	8.9%	0.0%
	2020	8,365	325	25.73	38.7%	0.0%
	2019	6,734	363	18.55	24.0%	0.0%
	2018	5,988	400	14.97	(10.1)%	0.0%
	2017	7,627	458	16.64	21.3%	0.0%
MainStay VP Small Cap Growth—Service Class	2021	$1,339	54	$25.00	8.6%	0.0%
	2020	1,124	49	23.01	38.3%	0.0%
	2019	773	46	16.64	23.7%	0.0%
	2018	597	44	13.45	(10.3)%	0.0%
	2017	543	36	15.00	21.0%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2021	$9,067	364	$24.88	23.9%	2.5%
	2020	8,460	421	20.09	(0.3)%	3.6%
	2019	9,221	457	20.16	24.7%	2.3%
	2018	8,464	524	16.16	(10.6)%	1.9%
	2017	11,656	645	18.07	14.7%	2.1%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2021	$6,360	4,979	$1.28	(1.3)%	0.0%
	2020	7,279	5,624	1.30	(1.1)%	0.2%
	2019	5,005	3,827	1.31	0.5%	1.8%
	2018	6,368	4,891	1.30	0.1%	1.4%
	2017	6,928	5,325	1.30	(0.9)%	0.4%
MainStay VP Wellington Growth—Initial Class	2021	$77,445	948	$81.73	18.2%	0.3%
	2020	70,814	1,024	69.14	30.6%	0.6%
	2019	59,366	1,121	52.94	28.3%	0.5%
	2018	52,267	1,267	41.26	(5.5)%	0.6%
	2017	61,029	1,398	43.65	28.7%	0.3%
MainStay VP Wellington Mid Cap—Initial Class	2021	$11,085	224	$49.41	18.5%	0.6%
	2020	10,433	250	41.71	9.8%	1.0%
	2019	11,003	290	37.98	21.3%	1.1%
	2018	10,170	325	31.31	(13.1)%	1.0%
	2017	13,433	373	36.04	17.6%	1.0%
MainStay VP Wellington Small Cap—Initial Class	2021	$4,668	363	$12.88	16.5%	0.4%
	2020	4,414	399	11.05	8.8%	0.1%
	2019	4,505	443	10.16	1.6%	0.2%
MainStay VP Wellington U.S. Equity—Initial Class	2021	$40,486	386	$104.90	27.1%	0.9%
	2020	35,098	425	82.53	14.1%	1.5%
	2019	34,577	478	72.35	24.6%	1.5%
	2018	31,097	535	58.08	(7.1)%	1.6%
	2017	37,128	594	62.50	21.2%	1.3%
MainStay VP Winslow Large Cap Growth—Initial Class	2021	$15,315	207	$74.09	22.9%	0.0%
	2020	12,677	210	60.28	35.4%	0.0%
	2019	10,228	230	44.52	31.9%	0.0%
	2018	8,404	249	33.75	2.2%	0.0%
	2017	8,247	250	33.02	30.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Asset Allocation Fund—Class 4	2021	$2,878	202	$14.23	13.4%	1.4%
	2020	2,147	171	12.55	10.7%	1.6%
	2019	1,517	134	11.34	19.4%	1.9%
	2018	622	66	9.50	(5.0)%	2.2%
American Funds IS Global Small Capitalization Fund—Class 4	2021	$254	14	$17.57	5.1%	0.0%
	2020	203	12	16.72	27.7%	0.1%
	2019	161	12	13.09	29.5%	0.0%
	2018	119	12	10.11	(12.0)%	0.0%
	2017	127	11	11.48	24.0%	0.4%
American Funds IS Growth Fund—Class 4	2021	$991	43	$23.23	20.1%	0.1%
	2020	720	37	19.34	49.8%	0.2%
	2019	358	28	12.92	28.8%	0.6%
	2018	154	15	10.03	(1.8)%	0.3%
	2017	3	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2021	$904	58	$15.63	3.3%	0.6%
	2020	873	58	15.14	21.7%	0.0%
	2019	789	63	12.44	27.2%	0.8%
	2018	634	65	9.78	(15.4)%	0.7%
	2017	598	52	11.56	27.4%	0.9%
American Funds IS Washington Mutual Investors Fund—Class 4	2021	$1,181	77	$15.34	25.9%	1.3%
	2020	925	76	12.19	7.1%	1.7%
	2019	846	74	11.38	19.5%	2.1%
	2018	510	54	9.53	(10.1)%	2.5%
	2017	161	15	10.60	6.0%	0.1%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
BlackRock® Global Allocation V.I. Fund—Class III	2021	$2,466	150	$16.45	5.0%	0.8%
	2020	2,414	154	15.66	19.1%	1.3%
	2019	2,274	173	13.14	16.2%	1.1%
	2018	2,628	232	11.31	(8.8)%	0.8%
	2017	3,014	243	12.39	12.2%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2021	$1,293	99	$13.11	3.9%	4.3%
	2020	1,187	94	12.63	5.7%	5.0%
	2019	887	74	11.95	13.4%	5.1%
	2018	689	65	10.54	(4.2)%	5.2%
	2017	617	56	11.00	5.7%	5.0%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2021	$8,027	135	$59.28	11.5%	0.0%
	2020	7,331	138	53.18	67.7%	0.2%
	2019	4,908	155	31.71	24.2%	0.0%
	2018	4,171	163	25.53	(2.3)%	0.0%
	2017	3,727	143	26.12	40.8%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2021	$144	8	$18.86	21.7%	0.5%
	2020	82	5	15.49	13.0%	0.6%
	2019	112	8	13.70	27.9%	1.4%
	2018	27	3	10.72	(3.3)%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2021	$35	4	$9.59	30.3%	0.0%
	2020	26	4	7.36	(2.8)%	20.8%
	2019	27	4	7.57	6.4%	0.9%
	2018	25	4	7.12	(15.3)%	0.0%
	2017	27	3	8.40	0.4%	4.7%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2021	$259	22	$11.73	(3.7)%	3.6%
	2020	338	28	12.18	5.8%	3.3%
	2019	323	28	11.52	10.6%	4.8%
	2018	256	25	10.41	(8.6)%	4.4%
	2017	150	13	11.39	10.3%	4.3%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2021	$1,523	46	$33.43	27.1%	0.5%
	2020	1,124	43	26.29	7.2%	0.3%
	2019	1,337	55	24.53	19.4%	0.3%
	2018	1,247	61	20.54	(19.2)%	0.2%
	2017	1,655	65	25.43	12.5%	0.3%
Delaware VIP® Small Cap Value Series—Service Class	2021	$270	20	$13.72	32.3%	0.4%
	2020	241	23	10.37	(3.4)%	1.1%
	2019	195	18	10.74	26.1%	0.7%
	2018	89	10	8.52	(18.0)%	0.1%
DWS Alternative Asset Allocation VIP—Class B	2021	$442	36	$12.36	10.9%	1.7%
	2020	489	44	11.14	4.0%	2.6%
	2019	495	46	10.72	12.9%	3.1%
	2018	356	37	9.49	(10.5)%	1.3%
	2017	155	15	10.61	5.6%	1.6%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2021	$302	31	$9.64	(3.5)%	0.8%
	2020	313	31	9.99	(0.1)%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2021	$57,843	547	$105.78	26.2%	0.1%
	2020	51,206	611	83.83	28.9%	0.2%
	2019	44,810	689	65.05	29.9%	0.5%
	2018	38,953	778	50.08	(7.6)%	0.7%
	2017	46,610	860	54.20	20.3%	1.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2021	$299	23	$13.09	(3.7)%	1.7%
	2020	382	28	13.58	29.2%	0.7%
	2019	218	21	10.52	27.5%	1.6%
	2018	90	11	8.25	(17.5)%	0.8%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2021	$14,097	270	$52.29	23.3%	1.9%
	2020	12,196	288	42.42	5.3%	1.8%
	2019	12,535	311	40.28	25.8%	2.0%
	2018	10,766	336	32.02	(9.5)%	2.2%
	2017	13,645	386	35.37	11.4%	1.7%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2021	$217	16	$13.58	10.9%	1.0%
	2020	188	15	12.24	13.6%	1.1%
	2019	42	4	10.77	7.7%	2.5%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2021	$5,739	133	$43.12	10.2%	0.0%
	2020	4,698	120	39.12	66.1%	0.0%
	2019	2,619	111	23.56	38.7%	0.0%
	2018	1,251	74	16.99	10.8%	0.1%
	2017	651	42	15.34	32.4%	0.1%
Fidelity® VIP Health Care Portfolio—Service Class 2	2021	$1,090	68	$16.02	10.0%	0.0%
	2020	586	40	14.56	19.7%	0.7%
	2019	117	10	12.16	21.6%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2021	$70	6	$12.33	6.1%	2.4%
	2020	36	3	11.63	8.9%	1.2%
	2019	63	6	10.67	6.7%	2.1%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2021	$7,374	130	$56.68	23.7%	0.4%
	2020	6,676	146	45.82	16.3%	0.4%
	2019	6,561	167	39.39	21.6%	0.7%
	2018	6,331	195	32.40	(15.9)%	0.4%
	2017	8,640	224	38.51	19.0%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Franklin Templeton Aggressive Model Portfolio—Class II	2021	$320	21	$15.19	18.0%	1.7%
	2020	135	11	12.88	28.8%	1.7%
Franklin Templeton Conservative Model Portfolio—Class II	2021	$449	40	$11.29	3.4%	2.2%
	2020	290	27	10.93	9.3%	1.5%
Franklin Templeton Moderate Model Portfolio—Class II	2021	$1,798	138	$13.03	10.9%	1.9%
	2020	872	74	11.76	17.6%	1.4%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2021	$499	36	$13.92	13.1%	2.0%
	2020	180	15	12.31	23.1%	1.7%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2021	$1,178	96	$12.30	7.6%	2.5%
	2020	645	56	11.44	14.4%	1.5%
Invesco V.I. International Growth Fund—Series II Shares	2021	$481	35	$13.71	4.2%	1.0%
	2020	599	46	13.15	12.3%	2.1%
	2019	618	53	11.71	26.6%	1.3%
	2018	509	55	9.25	(16.3)%	1.7%
	2017	656	59	11.05	21.1%	1.2%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2021	$143	8	$18.50	20.7%	0.3%
	2020	20	1	15.33	53.3%	0.3%
Janus Henderson Enterprise Portfolio—Service Shares	2021	$953	53	$18.05	15.0%	0.2%
	2020	888	57	15.69	17.6%	0.0%
	2019	727	55	13.34	33.4%	0.1%
	2018	219	22	10.00	(2.0)%	0.1%
	2017	10	1	10.20	2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2021	$20,516	447	$45.95	16.6%	0.5%
	2020	19,162	486	39.42	18.5%	0.7%
	2019	17,645	531	33.26	27.4%	1.0%
	2018	15,675	600	26.11	(8.1)%	1.1%
	2017	18,564	654	28.41	25.4%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® International Intrinsic Value Portfolio—Service Class	2021	$647	40	$16.20	8.9%	0.1%
	2020	500	34	14.89	18.7%	0.8%
	2019	424	34	12.55	24.0%	1.5%
	2018	237	23	10.12	(10.9)%	1.0%
	2017	88	8	11.35	13.5%	0.8%
MFS® Investors Trust Series—Initial Class	2021	$2,308	58	$39.78	25.2%	0.6%
	2020	1,975	62	31.78	12.4%	0.6%
	2019	1,994	70	28.27	29.9%	0.7%
	2018	1,648	76	21.77	(6.7)%	0.6%
	2017	1,739	74	23.34	21.8%	0.7%
MFS® Mid Cap Value Portfolio—Service Class	2021	$389	22	$17.58	28.9%	0.8%
	2020	138	10	13.64	36.4%	0.0%
MFS® Research Series—Initial Class	2021	$1,445	32	$44.63	23.2%	0.5%
	2020	1,240	34	36.23	15.1%	0.7%
	2019	1,302	41	31.48	31.2%	0.8%
	2018	1,024	43	23.99	(5.6)%	0.7%
	2017	1,150	45	25.42	21.8%	1.3%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2021	$703	48	$14.77	37.6%	1.9%
	2020	372	35	10.73	(18.2)%	2.5%
	2019	639	49	13.11	17.1%	1.6%
	2018	556	50	11.19	(9.2)%	2.4%
	2017	799	65	12.32	1.5%	1.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2021	$3,679	66	$55.55	11.3%	0.0%
	2020	3,401	68	49.92	37.9%	0.0%
	2019	2,531	70	36.20	30.8%	0.0%
	2018	1,952	71	27.68	(7.8)%	0.0%
	2017	2,139	71	30.01	23.0%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Income Portfolio—Advisor Class	2021	$285	25	$11.19	0.6%	2.7%
	2020	64	6	11.13	11.3%	0.5%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2021	$1,101	92	$11.98	(3.3)%	1.5%
	2020	1,087	88	12.39	4.1%	5.8%
	2019	1,151	97	11.91	5.5%	1.7%
	2018	1,208	107	11.28	0.7%	1.2%
	2017	1,148	102	11.21	1.3%	4.8%
PIMCO VIT Low Duration Portfolio—Advisor Class	2021	$379	38	$10.04	(2.3)%	0.4%
	2020	489	48	10.28	1.6%	1.0%
	2019	229	23	10.12	2.6%	2.7%
	2018	300	30	9.86	(1.1)%	1.8%
	2017	287	29	9.97	0.0%	1.2%
PIMCO VIT Total Return Portfolio—Advisor Class	2021	$1,784	155	$11.50	(2.6)%	1.7%
	2020	2,262	192	11.81	7.1%	2.0%
	2019	1,690	153	11.03	6.9%	2.9%
	2018	1,161	113	10.32	(1.9)%	2.4%
	2017	1,027	98	10.52	3.5%	1.9%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)      These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Service Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)
MainStay VP Bond—Initial Class (1)	MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)
MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (1)
MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)
MainStay VP Conservative Allocation—Service Class (1)	MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Franklin Templeton Aggressive Model Portfolio—Class II (3)
MainStay VP Equity Allocation—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Conservative Model Portfolio—Class II (3)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Franklin Templeton Moderate Model Portfolio—Class II (3)
MainStay VP Floating Rate—Service Class (1)	American Funds IS Growth Fund—Class 4 (1)	Franklin Templeton Moderately Aggressive Model Portfolio— Class II (3)
MainStay VP Growth Allocation—Service Class (1)	American Funds IS New World Fund®—Class 4 (1)	Franklin Templeton Moderately Conservative Model Portfolio— Class II (3)
MainStay VP Income Builder—Initial Class (1)	American Funds IS Washington Mutual Investors Fund—Class 4 (1)	Invesco V.I. International Growth Fund—Series II Shares (1)
MainStay VP IQ Hedge Multi-Strategy—Service Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (3)
MainStay VP Janus Henderson Balanced—Initial Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)
MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP MacKay Government—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund— Class 2 (1)	MFS® Investors Trust Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay International Equity—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	MFS® Mid Cap Value Portfolio—Service Class (3)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	MFS® Research Series—Initial Class (1)
MainStay VP MacKay Strategic Bond—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP Moderate Allocation—Service Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP Natural Resources—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (2)	PIMCO VIT Income Portfolio—Advisor Class (3)
MainStay VP PIMCO Real Return—Service Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)
MainStay VP Small Cap Growth—Service Class (1)	Fidelity ® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)
MainStay VP T. Rowe Price Equity Income—Initial Class (1)

(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020
(2) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period November 23, 2020 (commencement of operations) through December 31, 2020

(3) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period May 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Continued)

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2022

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and December 31, 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

1

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 10, 2022

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2021	2020
	(in millions)
Assets
Bonds	$90,767	$89,887
Common and preferred stocks	1,635	1,294
Mortgage loans	14,315	14,955
Policy loans	857	890
Other invested assets	3,237	2,460
Cash, cash equivalents and short-term investments	1,763	2,799
Derivatives	581	515
Total cash and invested assets	113,155	112,800
Investment income due and accrued	715	731
Interest in annuity contracts	9,875	9,537
Other assets	902	496
Separate accounts assets	58,484	50,961
Total assets	$183,131	$174,525
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,972	$99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Separate accounts transfers due and accrued	(1,219)	(1,037)
Obligations under structured settlement agreements	9,875	9,537
Amounts payable under security lending agreements	675	675
Other liabilities	1,194	1,404
Interest maintenance reserve	12	130
Asset valuation reserve	1,874	1,603
Separate accounts liabilities	58,470	50,960
Total liabilities	173,397	165,077
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	5,251	4,965
Total capital and surplus	9,734	9,448
Total liabilities, capital and surplus	$183,131	$174,525
See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Income
Premiums	$14,012	$12,657	$13,344
Net investment income	4,261	4,140	4,300
Other income	1,073	977	969
Total income	19,346	17,774	18,613
Benefits and expenses
Benefit payments:
Death benefits	2,343	929	745
Annuity benefits	3,430	3,247	3,145
Surrender benefits	9,054	8,126	8,494
Other benefits	87	115	91
Total benefit payments	14,914	12,417	12,475
Additions to policy reserves	418	2,803	3,075
Net transfers to separate accounts	1,909	710	698
Operating expenses	1,432	1,382	1,487
Total benefits and expenses	18,673	17,312	17,735
Gain from operations before federal and foreign income taxes	673	462	878
Federal and foreign income taxes	187	102	227
Net gain from operations	486	360	651
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(157)	(177)	(20)
Net income	$329	$183	$631
See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Capital and surplus, beginning of year	$9,448	$9,355	$8,586
Net increase/(decrease) due to:
Net income	329	183	631
Change in net unrealized capital gains on investments	589	206	386
Change in nonadmitted assets	(7)	2	(93)
Change in asset valuation reserve	(271)	(43)	(348)
Change in reserve valuation basis	536	(16)	—
Change in net deferred income tax	106	162	109
Dividends to Parent	(942)	(932)	—
Prior period corrections	(77)	—	89
Additional paid in surplus	—	530	—
Other adjustments, net	23	1	(5)
Net increase	286	93	769
Capital and surplus, end of year	$9,734	$9,448	$9,355
See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Premiums received	$13,623	$12,665	$13,351
Net investment income received	4,237	3,849	4,374
Other	1,080	974	954
Total received	18,940	17,488	18,679
Benefits and other payments	14,154	12,281	12,418
Net transfers to separate accounts	2,020	764	766
Operating expenses	1,356	1,298	1,725
Federal income taxes	285	65	136
Total paid	17,815	14,408	15,045
Net cash from operating activities	1,125	3,080	3,634
Cash flows used in investing activities:
Proceeds from investments sold	8,403	5,035	2,329
Proceeds from investments matured or repaid	12,844	9,733	12,174
Cost of investments acquired	(22,397)	(15,553)	(18,668)
Net change in policy loans	34	17	(17)
Net cash used in investing activities	(1,116)	(768)	(4,182)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to New York Life	(942)	(932)	—
Other miscellaneous uses	(103)	(17)	93
Net cash (used in) from financing and miscellaneous activities	(1,045)	(949)	93
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,036)	1,363	(455)
Cash, cash equivalents and short-term investments, beginning of year	2,799	1,436	1,891
Cash, cash equivalents and short-term investments, end of year	$1,763	$2,799	$1,436
See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Bonds to be announced commitments - purchased/sold	$1,535	$10	$133
Exchange/conversion of bonds to bonds	$1,348	$471	$498
Dividend to New York Life paid in bonds	$402	$—	$—
Capitalized interest on bonds and mortgage loans	$119	$125	$132
Low-income housing tax credit future commitments	$80	$4	$2
Depreciation/amortization on fixed assets	$73	$77	$81
Transfer of mortgage loans to other invested assets	$72	$40	$—
Transfer of bond investment to other invested assets	$66	$72	$—
Other invested assets stock distribution	$16	$—	$—
Exchange of bonds to stocks	$3	$19	$7
Contribution from New York Life in bonds	$—	$530	$—
Other	$5	$9	$13
See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2021, 2020 and 2019

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID”) or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the Universal Life Commissioners Reserve Valuation Methodology. As a result, the Company recorded prior period corrections decreasing surplus by $77 million in 2021.

In 2019, the Company evaluated its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
Under NAIC SAP, certain Securities Valuation Office ("SVO")-Identfied Investments which include certain SVO approved exchange traded funds ("ETFs") and mutual funds are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.
Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES (continued)
The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company leverages technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

The disruption caused by the COVID-19 pandemic continues to have a major impact on the global economy, the supply chain and the economies of particular countries and industries. It has also resulted in elevated mortality and morbidity experience for the global population, and could have long-term effects on the Company’s life insurance business. The ultimate extent of the impact of the COVID-19 pandemic will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the responses to the pandemic taken by governments and private sector businesses, and the impacts on the Company’s customers, employees and vendors. Although the Company has taken certain steps to mitigate some of the adverse impacts resulting from the pandemic, these events could have an adverse effect on the risks described above and the Company’s results of operations and cash flows in any period and, depending on their severity and duration, could also adversely affect the Company’s financial condition.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to Statement of Statutory Accounting Principles ("SSAP") 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners' Annuity Reserve Valuation Method ("CARVM") adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's surplus or net income.

In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,418	$5,507	$4,974	$5,094
Due after one year through five years	31,066	32,305	31,849	33,772
Due after five years through ten years(1)	27,078	28,537	27,348	30,310
Due after ten years	27,205	30,447	25,716	30,246
Total	$90,767	$96,796	$89,887	$99,422
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $199 million and $88 million at December 31, 2021 and 2020, respectively, and cash equivalents with a carrying value of $1,748 million and $2,863 million at December 31, 2021 and 2020, respectively are due in one year or less. Carrying value approximates fair value for these investments.

At December 31, 2021 and 2020, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO Identified Funds	125	—	—	125
Total	$90,767	$6,418	$389	$96,796
18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,313	6,537	179	70,671
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
SVO identified funds	22	—	—	22
Total	$89,887	$9,720	$185	$99,422

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,594	$213	$1,287	$83
Preferred stocks	41	17	7	—
Total	$1,635	$230	$1,294	$83
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2021 were 11.1% and 1.6% and funded during 2020 were 6.8% and 2.5%, respectively. For 2021 and 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.8% and 54.5% at December 31, 2021 and 2020, respectively). For 2021 and 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 52.5% and 53.4% at December 31, 2021 and 2020, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,225 million and $14,863 million at December 31, 2021 and 2020, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2021 and 2020, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,286	29.9%	$4,605	30.8%
Office buildings	3,962	27.7	4,293	28.7
Retail facilities	2,853	19.9	2,929	19.6
Industrial	2,890	20.2	2,837	19.0
Hotels	304	2.1	274	1.8
Residential	8	0.1	10	0.1
Other	12	0.1	7	—
Total	$14,315	100.0%	$14,955	100.0%

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,597	25.2%	$3,761	25.1%
Pacific	3,457	24.2	3,445	23.0
South Atlantic	3,299	23.0	3,362	22.5
Middle Atlantic	3,123	21.8	3,270	21.9
New England	821	5.7	1,099	7.3
Other	18	0.1	18	0.2
Total	$14,315	100.0%	$14,955	100.0%

At December 31, 2021 and 2020, $1 million of mortgage loans and $73 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, generally an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2021 and 2020, LTVs on the Company’s mortgage loans were as follows (in millions):

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290
Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

At December 31, 2021 and 2020, impaired mortgage loans were as follows (in millions):

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—
Total	$23	$4	$1	$5	$—	$—

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2021 and 2020 consisted of the following (in millions):

	2021	2020
Investment in MCF	$1,487	$1,251
Limited partnerships and limited liability companies	1,235	784
Other investments	279	265
Real estate investment property	96	97
LIHTC investments	122	41
Loan to affiliate	18	22
Total other invested assets	$3,237	$2,460

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2021, 2020 and 2019 consisted of the following (in millions):

	2021		2020		2019
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$137	$169	$65	$(26)	$99	$46
Limited partnerships and limited liability companies	42	176	22	11	16	40
Other investments	9	—	8	—	6	—
Real estate investment property	11	—	14	—	9	—
LIHTC investments	(12)	—	(12)	—	(14)	—
Total other invested assets	$187	$345	$97	$(15)	$116	$86
(1) Includes unrealized foreign exchange gains (losses) of less than $1 million, $3 million, and ($4) million in 2021, 2020, and 2019, respectively.

Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2021, 2020 and 2019, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $12 million, and $14 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $15 million, and $18 million for 2021, 2020 and 2019, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 2 years to 17 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2021 and 2020, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2021, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2021 was $628 million, with a fair value of $659 million. At December 31, 2020, the carrying value was $594 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $694 million and $693 million at December 31, 2021 and 2020, respectively.

At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%. At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2021 and 2020, the Company was a party to dollar repurchase agreements in the general account for less than $1 million for both periods. At December 31, 2021 and 2020, the Company was not a party to any dollar repurchase agreements in the separate accounts.
Collateral Received
At December 31, 2021 and 2020, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4
Total	$1,197	$1,197	1.0%	1.0%

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2021		2020
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	506	0.4	288	0.3
Separate accounts liabilities (derivatives)	16	—	16	—
Borrowed money (repurchase agreements)	—	—	1	—
Total	$1,197	1.0%	$980	0.9%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2021 and 2020 (in millions):

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	5	—	—	—	—	5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675
(1) Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

At December 31, 2021 and 2020, there were no separate account securities cash collateral received under securities lending agreements.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2021 and 2020 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2021		2020
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	344	344	400	400
31 to 60 days	87	87	117	117
61 to 90 days	70	70	64	64
91 to 120 days	37	37	10	10
121 to 180 days	52	52	46	46
181 to 365 days	5	5	10	10
1 to 2 years	33	33	20	20
2 to 3 years	66	66	26	26
Greater than 3 years	—	—	—	—
Total collateral reinvested	$694	$694	$693	$693

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2021 and 2020 (in millions):

	2021		2020
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$368	$—	$338	$—
2 Days to 1 Week		$140	$—	$252
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2021 and 2020, the Company did not have any defaulted reverse repurchase agreements.
26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2021 and 2020 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2021 and 2020 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375

Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Ending Balance
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

At December 31, 2021, and 2020, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2021			2020
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	2	$1	$1	3	$—	$—
Loan-backed and structured securities - amortized cost	10	12	14	9	35	36
Total general account	12	$13	$15	12	$35	$36

Separate account:
Loan-backed and structured securities - amortized cost	2	$1	$1	—	$—	$—
Total separate account	2	$1	$1	—	$—	$—
Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2021 and 2020, and reacquired within 30 days of the sale date are as follows ($ in millions):

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—
		2	$1	$1	$—
28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company also has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company's agreements provide that if the Company's (or its counterparty's) credit rating were to fall below a specified credit rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements. The Company's policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company's mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties' net derivative position.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Under federal regulation that became effective on September 1, 2021, additional margin is required to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This "initial margin" is documented under its own Initial Margin CSA and amounts posted under the Initial Margin CSA must be maintained at a third-party custodian, without any right of rehypothecation. Cash collateral is invested in short-term investments. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company's Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company's Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2021 and 2020, the Company held collateral for derivatives of $377 million and $201 million, respectively, including $48 million and $28 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was less than $1 million and $1 million at December 31, 2021 and 2020, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.
Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.
Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.
Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.
Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2021 and 2020 (in millions):

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—
Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—
Subtotal replications		1,050	6	39	1	—
Total derivatives qualifying and designated		1,348	22	48	15	9
Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—
Total derivatives not designated		14,224	566	16	566	16
Total derivatives		$15,572	$588	$64	$581	$25
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$12	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	12	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	12	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	249	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	503	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Foreign currency swaps	$11	$(12)	$(12)	$2	$—	$10	$2	$2	$1
Interest rate swaps	—	—	—	—	—	—	1	1	—
Total	$11	$(12)	$(12)	$2	$—	$10	$3	$3	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2021, 2020 and 2019 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bond forwards	$—	$—	$—	$(173)	$—	$—	$19	$17	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Equity options	$5	$5	$(5)	$(4)	$—	$(4)	$—	$(4)	$(7)
Foreign currency forwards	19	(12)	(4)	—	(6)	14	—	—	—
Foreign currency swaps	161	(109)	(16)	(3)	13	36	42	47	46
Futures	—	—	(1)	(87)	—	1	—	—	—
Interest rate options	3	14	(10)	5	(1)	—	(6)	(20)	(21)
Interest rate swaps	(27)	178	103	(4)	(29)	—	22	18	8
Total return swap	73	(73)	—	(147)	—	—	—	—	—
Total	$234	$3	$67	$(240)	$(23)	$47	$58	$41	$26
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2021 and 2020 are attributed to the following products/transactions (in millions):

	2021		2020
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$39,321	$38	$34,151	$35
VUL insurance products non-guaranteed	12,508	22	10,343	5
UL insurance products guaranteed	6,385	33	6,187	38
VUL insurance products guaranteed	169	8	196	6
Total	$58,383	$101	$50,877	$84
(1) Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities and $14 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable for securities, $5 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,595 million and $6,427 million at December 31, 2021 and 2020, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $51,889 million and $44,534 million at December 31, 2021 and 2020, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2021	$62
2020	$57
2019	$54
2018	$54
2017	$51

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2021	$4
2020	$5
2019	$3
2018	$7
2017	$7

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542
Total reserves	$6,034	$508	$50,655	$57,197
By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655
Total reserves	$6,034	$508	$50,655	$57,197

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	5,872	503	$—	$6,375
At fair value	—	—	$43,491	$43,491
Total reserves	$5,872	$503	$43,491	$49,866

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2021	2020	2019
Transfers to separate accounts	$4,058	$2,481	$3,110
Transfers from separate accounts	(2,211)	(1,771)	(2,412)
Net transfers to (from) separate accounts	$1,847	$710	$698
Reconciling Adjustment:
Change in reserve valuation basis(1)	$62	$—	$—
Net transfers to separate accounts	$1,909	$710	$698
(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1    Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2    Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3    Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities for what it received from third party pricing services. At December 31, 2020, the Company did not have any price challenges on general account and separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020 (in millions):

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085
Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173
Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—
Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—
(1)Excludes investments accounted for under the equity method.
38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
Bonds
For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds, which are SVO-Identified Investments that are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021, and a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020. The fair value of this security is calculated internally and may include inputs that may not be observable and is therefore classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $800 million at December 31, 2021, and a carrying value of $762 million and a fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$1,173	$—

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2021 and 2020 (in millions):

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12
Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	$41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87
Total assets at fair value	$52,347	$592	$215	$1,173	$54,327
Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4
Total liabilities at fair value	$—	$20	$—	$—	$20
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—	$—	$—	$22
U.S. corporate	—	11	—	—	11
Non-agency ABS	—	1	—	—	1
Total bonds	22	12	—	—	34
Common stocks	1,138	5	55	88	1,286
Derivatives	—	503	—	—	503
Separate accounts assets	44,238	1	3	296	44,538
Total assets at fair value	$45,398	$521	$58	$384	$46,361
Liabilities at fair value
Derivatives	$—	$177	$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8	—	—	8
Total liabilities at fair value	$—	$185	$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2021 and 2020 (in millions):

	2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12
Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred Stocks		5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87
Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	$—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.
Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both are measured at fair value effective 2021, and $11 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had level changes due to the use of a quoted price in an active market.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $19 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2021 and 2020.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2021, 2020, and 2019 were as follows (in millions):

	2021	2020	2019
Bonds	$3,319	$3,364	$3,454
Common stocks - unaffiliated	32	25	37
Mortgage loans	632	622	671
Policy loans	64	46	54
Other invested assets[1]	197	106	125
Short-term investments	2	11	36
Derivative instruments	80	61	28
Gross investment income	4,326	4,235	4,405
Investment expenses	(169)	(171)	(178)
Net investment income	4,157	4,064	4,227
Net gain from separate accounts	56	44	47
Amortization of IMR	48	32	26
Net investment income, including net gain from separate accounts and amortization of IMR	$4,261	$4,140	$4,300
(1) Includes real estate net investment income of $11 million, $14 million, and $9 million for the years ended December 31, 2021, 2020, and 2019, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2021 there was no due and accrued investment income that was nonadmitted on bonds and less than $1 million at December 31, 2020.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment and/or acceleration fee ($ in millions):

	2021		2020		2019
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	302	177	245	134	$166	$108
Investment income	$137	$8	$87	$5	$48	$3
(1) Included in the net investment income on bonds. Refer to net investment income table above.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2021, 2020, and 2019, net realized capital gains (losses) were as follows (in millions):

	2021	2020	2019
Bonds	$160	$24	$(56)
Mortgage loans	4	(84)	—
Common stocks - unaffiliated	73	50	18
Other invested assets	(9)	(19)	(17)
Derivatives	(408)	(23)	57
Net realized capital (losses) gains before tax and transfers to the IMR	(180)	(52)	2
Less:
Capital gains tax expense	47	62	3
Net realized capital (losses) gains after tax transferred to IMR	(70)	63	19
Net realized capital losses after tax and transfers to the IMR	$(157)	$(177)	$(20)

Proceeds from investments in bonds sold were $1,857 million, $2,460 million, and $1,224 million for the years ended December 31, 2021, 2020, and 2019, respectively. Gross gains of $169 million, $170 million, and $44 million in 2021, 2020 and 2019 respectively, and gross losses of $26 million, $19 million, and $16 million in 2021, 2020, and 2019, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Bonds	$23	$129	$54
Common and preferred stocks	3	17	4
Other invested assets	6	19	19
Mortgage Loans	—	84	—
Total	$32	$249	$77

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 and 2020 (in millions):

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5
Total bonds	14,925	302	2,069	88	16,994	390
Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—
Total equity securities	226	9	—	—	226	9
Total	$15,151	$311	$2,069	$88	$17,220	$399
(1) Includes unrealized losses related to NAIC 6 bonds of $1 million included in the statutory carrying amount.

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. special revenue and special assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, Subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million or 88% is related to unrealized losses on investment grade securities and $47 million or 12% is related to below investment grade securities. At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million, or 72%, is related to unrealized losses on investment grade securities and $53 million, or 28%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor's; or a comparable internal rating if an externally provided rating is not available.
47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $21 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $19 million for six months or less, $1 million for greater than six months through 12 months, and $2 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bonds	$(2)	$(2)	$6	$(113)	$192	$106	$(115)	$190	$112
Preferred Stocks	17	—	—	—	—	—	17	—	—
Common stocks unaffiliated	231	60	240	(18)	23	(2)	213	83	238
Common stocks affiliated	—	—	—	—	—	—	—	—	—
Mortgage loans	(3)	17	(17)	—	—	—	(3)	17	(17)
Other invested assets	345	(18)	90	—	3	(4)	345	(15)	86
Cash, cash equivalents and short-term investments	—	—	—	—	1	1	—	1	1
Derivatives	244	(8)	56	—	—	—	244	(8)	56
Aggregate write-ins	—	—	—	—	—	—	—	—	—
Total change in unrealized on investments	832	49	375	(131)	219	101	701	268	476
Capital gains tax (benefit) expense	(112)	(62)	(90)	—	—	—	(112)	(62)	(90)
Total change in unrealized gains (losses), net of tax	$720	$(13)	$285	$(131)	$219	$101	$589	$206	$386

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
For the years ended December 31, 2021 and 2020, the Company made capital contributions to MCF of $66 million and $72 million, respectively. The Company did not make any capital contributions to MCF in 2019.

Dividend Distributions

For the years ended December 31, 2021 and 2020, the Company paid a dividend to its parent company, New York Life, in the amount of $942 million and $932 million, respectively. The Company did not pay a dividend to New York Life in 2019.
For the years ended December 31, 2021, 2020 and 2019, the Company received dividend distributions from MCF of $137 million, $65 million and $99 million, respectively.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Material Transactions
The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2021 and 2020:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the ("MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of New York Life or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.
12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affiliate	Credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper. During 2021 and 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At December 31, 2021 and 2020, the Company has not borrowed under this agreement.
4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit agreement	The Company entered into an amended and restated credit agreement with New York Life, amended June 5, 2020, whereby the Company may lend in the amount of up to $750 million. During 2021 the Company lent and was repaid a $600 million loan to New York Life. The loan was only outstanding for a few days, $3,288 interest was received and there was no outstanding balance due. During 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
Service Agreements:
4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products. For the years ended December 31, 2021, 2020 and 2019, the Company received service fees of $50 million, $44 million and $45 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.For the years ended December 31, 2021, 2020 and 2019, the fees incurred associated with these services and facilities, amounted to $862 million, $827 million and $875 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.
1/1/2005,(amended 3/28/2014)	New York Life Investment Management LLC ("NYLIM")	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.
49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.
Other Agreements:
Various	New York Life	Parent	Sale of corporate owned life insurance policies ("COLI")	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2021 and 2020, policyholder reserve balances for these policies amounted to $4,309 million and $4,192 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.
10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.
6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2021 and 2020, the policyholder reserves related to these contracts amounted to $146 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.
Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2021 and 2020, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,875 million and $9,537 million, respectively.
Significant Transactions:
10/15/2020	NYL Investments	Non-insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.
11/23/2020	NYL Investments	Non-insurance affiliate	Initial funding of a second bond investment	The company funded a bond from NYL Investments for $162 million

At December 31, 2021 and 2020, the Company reported a net amount of $90 million and $76 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Life insurance reserves	$29,248	$28,516
Annuity reserves and supplementary contracts with life contingencies	70,698	71,410
Asset adequacy and special reserves	26	29
Total policy reserves	99,972	99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Total insurance liabilities	$102,516	$101,805
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation ("CRVM") Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the DSID granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2020, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $48 million and $195 million at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2021 and 2020, the Company had $10,736 million and $15,766 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.8% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities ("VM-22") and the New York State Department of Financial Services ("NYSDFS") Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.00% to 4.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3% to 8.25%. For the index-linked account corresponding to a variable annuity product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB, GMAB, GFIB, and EBB reserves, which are associated with variable annuity products, amounted to $26 million and $29 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company recorded a $16 million increase in reserves for annuities as a change in valuation basis in 2020, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Fixed period annuities	$1,016	$1,084
Supplemental contracts without life contingencies	449	410
Continued interest accounts	17	30
Total deposit funds	$1,482	$1,524
52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2021 and 2020 ($ in millions):

Individual Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35
Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15
Total	$70,145	$—	$38,294	$108,439	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85
Total	$552	$—	$—	$552	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81
Total	$1,482	$—	$—	$1,482	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2021 and 2020 ($ in millions):

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—
Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—
Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902
56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Policy reserves:
Direct	$100,726	$100,558
Assumed	—	—
Ceded	(754)	(603)
Policy reserves	$99,972	$99,955
Policy claims:
Direct	$525	$443
Assumed	687	4
Ceded(1)	(150)	(121)
Policy claims	$1,062	$326
Reinsurance recoverable(2)	$71	$54
(1) Includes reinsurance recoverable related to unpaid losses of $100 million and $68 million at December 31, 2021 and 2020, respectively.
(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019
Premiums:
Direct(1)	$13,461	$13,200	$13,856
Assumed	1,090	5	5
Ceded	(539)	(548)	(517)
Premiums	$14,012	$12,657	$13,344
Benefit payments:
Direct	$14,265	$13,063	$12,965
Assumed	1,388	9	9
Ceded	(739)	(655)	(499)
Benefit payments	$14,914	$12,417	$12,475
(1) Includes considerations for supplementary contracts with life contingencies of $48 million, $58 million and $76 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Reinsurance Assumed
On December 31, 2020, New York Life acquired Life Insurance Company of North America ("LINA") as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk. At December 31, 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $686 million, which are included in the Policy claims in the accompanying Statutory Statements of Financial Position.
58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Reinsurance Ceded
The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 15% to 90% . All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 45% and 47% of total life insurance in-force at December 31, 2021 and 2020. The reserve reductions taken for life insurance reinsured at December 31, 2021 and 2020 were $754 million and $603 million, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14 - BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Defined benefit pension	$32	$30	$28
Defined contribution	10	10	10
Postretirement life and health	6	6	5
Postemployment	2	2	3
Total	$50	$48	$46

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES

Guarantees

At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2021 and 2020, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $875 million and $1,004 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2021 and 2020.
60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $578 million and $769 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $999 million and $539 million at December 31, 2021 and 2020, respectively. Unfunded commitments on LIHTC amounted to $86 million and $5 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2021 and 2020 was as follows (in millions):

	2021	2020
Membership stock - Class B (1)	$29	$22
Activity stock	—	—
Aggregate total	$29	$22
Actual or estimated borrowing capacity as determined by the insurer	$6,232	$5,502
(1) Membership stock is not eligible for redemption.

At December 31, 2021 and 2020, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021		2020
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,665	$—	$1,512	$—
Carrying Value	$1,665	$—	$1,512	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2021 and 2020 (in millions):

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,168	$277	$1,445	$1,095	$198	$1,293	$73	$79	$152
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,168	277	1,445	1,095	198	1,293	73	79	152
Nonadmitted DTAs (1)	331	—	331	349	—	349	(18)	—	(18)
Subtotal net admitted DTAs	837	277	1,114	746	198	944	91	79	170
Gross DTLs	292	419	711	289	264	553	3	155	158
Net admitted DTAs (2)	$545	$(142)	$403	$457	$(66)	$391	$88	$(76)	$12
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2021			December 31, 2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$19	$19	$—	$20	$20	$—	$(1)	$(1)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,400	N/A	N/A	1,359	N/A	N/A	41
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	452	258	710	375	178	553	77	80	157
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$837	$277	$1,114	$746	$198	$944	$91	$79	$170
The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2021 and 2020 are as follows ($ in millions):

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount.	967%	1,006%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,331	$9,057
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2021 and 2020.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2021 and 2020. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Federal(1)	$187	$102	$226	$85	$(124)
Foreign	—	—	—	—	—
Subtotal	187	102	226	85	(124)
Federal income tax on net capital gains (losses)	47	62	4	(15)	58
Other	—	—	(22)	—	22
Total federal and foreign income taxes	$234	$164	$208	$70	$(44)
(1) The Company had investment tax credits of $27 million, $31 million and $24 million for the years ended December 31, 2021, 2020 and 2019, respectively.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020	Change
DTAs
Ordinary:
Policyholder reserves	$654	$691	$(37)
Deferred acquisition costs	337	292	45
Investments	137	71	66
Pension accrual	24	27	(3)
Receivables - nonadmitted	12	11	1
Fixed assets	2	2	—
Other	2	1	1
Subtotal	1,168	1,095	73
Nonadmitted	331	349	(18)
Admitted ordinary DTAs	837	746	91
Capital:
Investments	277	198	79
Subtotal	277	198	79
Nonadmitted	—	—	—
Admitted capital DTAs	277	198	79
Total admitted DTAs	1,114	944	170
DTLs
Ordinary:
Policyholder reserves	159	198	(39)
Investments	133	91	42
Subtotal	292	289	3
Capital:
Investments	419	264	155
Subtotal	419	264	155
Total DTLs	711	553	158
Net admitted DTAs	$403	$391	$12
Deferred income tax expense on change in net unrealized capital gains			$(112)
Increase in net deferred taxes related to other items			106
Decrease in DTAs nonadmitted			18
Increase in net admitted DTAs			$12
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2021, 2020 and 2019 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$97	$184	$44	$(87)
Net realized capital gains (losses) at statutory rate	(38)	(11)	—	(27)	(11)
Tax exempt income	(39)	(40)	(50)	1	10
Tax credits, net of withholding	(37)	(34)	(30)	(3)	(4)
Amortization of IMR	(10)	(7)	(5)	(3)	(2)
Dividend from MCF	(29)	(14)	(21)	(15)	7
Partnership income from MCF	46	11	30	53	(19)
Prior year audit liability and settlement	(1)	6	(15)	(7)	21
Non-admitted assets	—	—	(8)	—	8
Other items impacting surplus	96	(7)	13	103	(20)
Other	(1)	1	3	(2)	(2)
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)
Federal and foreign income tax expense reported in the Company's Statutory Statements of Operations	$187	$102	$227	$85	$(125)
Capital gains tax expense (benefit) incurred	47	62	4	(15)	58
Increase in net DTAs	(106)	(162)	(109)	56	(53)
Change in current and deferred income taxes reported in surplus	—	—	(21)	—	21
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, NYLGICNY, and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

The New York Life federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $52 million, $86 million and $31 million, related to the years ended December 31, 2021, 2020 and 2019, respectively.

At December 31, 2021 and 2020, the Company recorded a current income tax (payable)/receivable of $(4) million and $(53) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.
65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

At December 31, 2021, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2021 and 2019.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2021, 2020 and 2019, principally include the effects of the following (in millions):

	2021	2020	2019
Surplus withdrawn from separate accounts	$55	$45	$44
Changes in surplus relating to separate accounts	(44)	(44)	(47)
Change in liability for reinsurance in unauthorized companies	(2)	—	(2)
Total	$9	$1	$(5)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)
At December 31, 2021, the amount of earned surplus of the Company available for the payment of dividends was $5,252 million. The maximum amount of dividends that may be paid in 2022 without prior notice to or approval of the Commissioner is $971 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2021, 2020 and 2019, the Company paid dividends to its sole stockholder, New York Life, in the amount of $942 million, $932 million and $0 million, respectively.

NOTE 19 - WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$388	$388	$—	$—
(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.
Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.
Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2021.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$590	$582	$8	$582	$578	12/31/2021
17029RAA9	78	33	46	33	32	12/31/2021
17309BAB3	103	102	1	102	102	12/31/2021
46628SAE3	1,695	1,591	103	1,591	1,658	12/31/2021
57643MDX9	12	2	10	2	19	12/31/2021
69337AAM8	520	512	8	512	481	12/31/2021
69337VAE0	1,350	1,348	2	1,348	1,297	12/31/2021
46628BBD1	16	15	—	15	16	9/30/2021
69337AAM8	532	520	13	520	494	9/30/2021
69337VAE0	1,430	1,357	72	1,357	1,296	9/30/2021
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12628KAF9	718	680	38	680	706	6/30/2021
12628LAJ9	149	143	6	143	148	6/30/2021
12638PAE9	1,001	910	91	910	937	6/30/2021
15132EFL7	292	164	128	164	213	6/30/2021
17029RAA9	78	31	47	31	23	6/30/2021
19237JAD5	71	56	15	56	69	6/30/2021
65537BAC4	1,955	1,819	136	1,819	1,928	6/30/2021
69337AAM8	545	532	13	532	505	6/30/2021
69337VAE0	1,673	1,662	10	1,662	1,591	6/30/2021
93934FLW0	831	806	26	806	823	6/30/2021
94988PAC7	2,554	1,443	1,111	1,443	1,443	6/30/2021
94988PAD5	37,445	35,720	1,726	35,720	35,720	6/30/2021
94988YAB0	845	638	206	638	638	6/30/2021
94988YAD6	866	812	54	812	812	6/30/2021
94988YAF1	863	813	50	813	813	6/30/2021
94988YAH7	2,650	2,114	535	2,114	2,114	6/30/2021
94989FAB0	825	669	156	669	669	6/30/2021
94989FAF1	845	625	220	625	625	6/30/2021
94989FAH7	2,575	2,367	208	2,367	2,367	6/30/2021
12629EAD7	832	822	10	822	818	3/31/2021
17029RAA9	36	30	6	30	36	3/31/2021
32052MAA9	2	2	—	2	2	3/31/2021
3622E8AC9	2,366	2,216	150	2,216	2,333	3/31/2021
362334MD3	3	3	—	3	3	3/31/2021
36849XAA4	7,215	5,865	1,351	5,865	7,006	3/31/2021
36849XAB2	1,273	—	1,273	—	1,199	3/31/2021
61749EAE7	588	543	46	543	573	3/31/2021
61749EAH0	640	596	45	596	630	3/31/2021
69337AAM8	604	545	59	545	516	3/31/2021
69337VAE0	1,738	1,674	65	1,674	1,562	3/31/2021
76110VSU3	169	145	24	145	37	3/31/2021
78637VAB4	685	630	55	630	668	3/31/2021
78637VAD0	683	629	55	629	667	3/31/2021
78637VAF5	683	628	55	628	667	3/31/2021
78637VAH1	688	634	54	634	673	3/31/2021
78637VAK4	726	669	56	669	714	3/31/2021
78637VAM0	736	679	57	679	725	3/31/2021
78637VAP3	740	685	55	685	729	3/31/2021
78637VAR9	760	704	55	704	749	3/31/2021
78637VAT5	774	718	56	718	764	3/31/2021
78637VAV0	787	730	57	730	778	3/31/2021
78637VAX6	816	761	55	761	807	3/31/2021
Subtotal - General Account	XXX	XXX	$8,681	XXX	XXX
68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period

Guaranteed Separate Accounts
059469AF3	$98,197	$96,867	$1,330	$96,867	$96,375	12/31/2021
001406AB3	68,038	45,615	22,423	45,615	48,012	6/30/2021
12628KAF9	93,689	88,670	5,019	88,670	92,046	6/30/2021
94988PAC7	348,278	196,790	151,488	196,790	196,771	6/30/2021
94988PAD5	5,106,192	4,870,842	235,350	4,870,842	4,870,940	6/30/2021
94988YAB0	115,161	87,030	28,131	87,030	87,036	6/30/2021
94988YAD6	118,043	110,720	7,323	110,720	110,727	6/30/2021
94988YAF1	117,739	110,868	6,871	110,868	110,877	6/30/2021
94988YAH7	361,302	288,297	73,005	288,297	288,317	6/30/2021
94989FAB0	112,525	91,248	21,277	91,248	91,256	6/30/2021
94989FAF1	115,288	85,291	29,997	85,291	85,291	6/30/2021
94989FAH7	351,150	322,735	28,415	322,735	322,743	6/30/2021
126673QR6	146,795	146,768	27	146,768	146,132	3/31/2021
3622E8AC9	50,344	47,152	3,192	47,152	49,644	3/31/2021
61749EAE7	45,261	41,761	3,500	41,761	44,077	3/31/2021
61749EAH0	137,236	127,682	9,554	127,682	134,904	3/31/2021
76110VSU3	1,487	1,274	213	1,274	325	3/31/2021
Subtotal - Guaranteed Separate Accounts	XXX	XXX	627	XXX	XXX
Grand Total	XXX	XXX	$9,308	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21 - SUBSEQUENT EVENTS

At March 10, 2022, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DSID	Delaware State Insurance Department
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	exchange traded funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
REO	Real estate owned
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2021

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$193,332,058
Other bonds (unaffiliated)	3,026,073,977
Bonds of affiliates	99,511,624
Preferred stocks (unaffiliated)	138,268
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	32,283,679
Common stocks of affiliates	—
Mortgage loans	632,010,761
Real estate	7,933,966
Premium notes, policy loans and liens	63,754,043
Cash on hand and on deposit	21,813
Short-term investments	1,623,250
Derivative instruments	79,759,675
Other invested assets	175,809,481
Aggregate write-ins for investment income	9,912,152
Gross investment income	$4,322,164,747

Real Estate Owned - Book Value less Encumbrances	$95,731,841

Mortgage Loans - Book Value:

Residential mortgages	$7,553,137
Commercial mortgages	13,746,184,850
Mezzanine real estate loans	560,925,813
Total mortgage loans	$14,314,663,800

Mortgage Loans by Standing - Book Value:
Good standing	$14,313,419,901
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$588,900
Foreclosures in process	$654,999

Other Invested Assets - Statement Value	$3,096,275,241

Collateral Loans	$—
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,895,559,880
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,197,073,556
Over one year through five years	31,066,434,335
Over five years through 10 years	27,078,124,791
Over 10 years through 20 years	11,638,359,989
Over 20 years	15,566,991,162
Total by maturity	$92,546,983,833

Bonds by NAIC designation - statement value
NAIC 1	$58,520,850,216
NAIC 2	29,366,847,951
NAIC 3	2,509,321,454
NAIC 4	1,637,413,016
NAIC 5	398,857,727
NAIC 6	113,693,469
Total by NAIC designation	$92,546,983,833

Total bonds publicly traded	$52,490,192,179
Total bonds privately placed	$40,056,791,654

Preferred Stocks - Statement Value	$41,168,369

Common Stocks - Fair Value	$1,593,582,240

Short-Term Investments - Book Value	$198,683,654

Options, Caps and Floors Owned - Statement Value	$27,015,612

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$529,137,597

Future Contracts Open - Current Value	$(18,371)

Cash on Deposit	$(183,897,413)
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$182,301,740
Credit life	$—
Group life	$688,505,866

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$926,007

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$14,915,068
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$465,879,126
Income payable	$53,051,444

Ordinary - involving life contingencies
Income payable	$46,092,616

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,756,779,371
Deferred - fully paid account balance	$43,768,710,328
Deferred - not fully paid - account balance	$42,313,363,883

Group
Amount of income payable	$83,229,538
Fully paid account balance	$1,505,635
Not fully paid - account balance	$—

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$230,916,085
Dividend accumulations - account balance	$—

Claim Payments 2021 (in thousands):
Group accident and health - year ended December 31, 2019
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other accident and health
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2021	$788,390
2020	$940,401
2019	$772,338
2018	$572,941
2017	$489,716
Prior	$(11,692)
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2021

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,147,883,480	5.431%	$6,147,883,480	—	$6,147,883,480	5.433%
All other governments	265,846,259	0.235	265,846,259	—	265,846,259	0.235
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	14,593,904,742	12.893	14,593,904,742	—	14,593,904,742	12.897
Industrial and miscellaneous	66,068,807,577	58.367	66,068,807,577	—	66,068,807,577	58.388
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,895,559,880	2.558	2,895,559,880	—	2,895,559,880	2.559
SVO identified funds	124,592,908	0.110	124,592,908	—	124,592,908	0.110
Unaffiliated Bank loans	670,759,310	0.593	670,759,310	—	670,759,310	0.593
Total long-term bonds	90,767,354,156	80.186	90,767,354,156	—	90,767,354,156	80.215
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	1,070,437,305	0.946	1,070,437,305	—	1,070,437,305	0.946
Industrial and miscellaneous Other (Unaffiliated)	88,761,428	0.078	88,761,428	—	88,761,428	0.078
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	434,383,503	0.384	434,383,503	—	434,383,503	0.384
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,593,582,236	1.408	1,593,582,236	—	1,593,582,236	1.408
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	7,553,140	0.007	7,553,140	—	7,553,140	0.007
Commercial mortgages	13,746,184,846	12.144	13,749,759,846	—	13,749,759,846	12.151
Mezzanine real estate loans	560,925,814	0.496	560,925,814	—	560,925,814	0.496
Total valuation allowance	—	—	(3,575,000)	—	(3,575,000)	(0.003)
Total mortgage loans	14,314,663,800	12.646	14,314,663,800	—	14,314,663,800	12.651
Real Estate:
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Properties held for sale	—	—	—	—	—	—
Total real estate	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Cash, cash equivalents and short-term investments:
Cash	(183,897,413)	(0.162)	(183,897,413)	—	(183,897,413)	(0.163)
Cash equivalents	1,747,991,566	1.544	1,747,991,569	—	1,747,991,569	1.545
Short-term investments	198,683,654	0.176	198,683,654	—	198,683,654	0.176
Total cash, cash equivalents and short-term investments	1,762,777,807	1.557	1,762,777,810	—	1,762,777,810	1.558
Contract loans	874,018,790	0.772	856,848,819	—	856,848,819	0.757
Derivatives	580,947,822	0.513	580,947,822	—	580,947,822	0.513
Other invested assets	3,120,163,858	2.756	3,096,275,241	—	3,096,275,241	2.736
Receivables for securities	9,295,742	0.008	9,295,742	—	9,295,742	0.008
Securities Lending	—	—	—	—
Other invested assets	36,240,540	0.032	36,240,540	—	36,240,540	0.032
Total invested assets	$113,195,944,960	100.000%	$113,154,886,375	—	$113,154,886,375	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2021

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $124,647,055,269

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Affiliated Bonds/Limited Partnership	$3,620,486,569	2.90%
WELLS FARGO	Bonds/Equity	$1,052,508,547	0.84%
JP MORGAN	Bonds/Equity	$1,012,218,098	0.81%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.61%
MORGAN STANLEY	Bonds/Equity	$757,647,831	0.61%
GS MORTGAGE	Bonds	$746,354,353	0.60%
CITIGROUP	Bonds/Equity	$596,714,374	0.48%
THE MACERICH COMPANY	Mortgage Loans	$477,885,388	0.38%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.38%
CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM	Mortgage Loans	$418,564,212	0.34%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$58,520,850,216	46.95%	P/RP - 1	$—	—%
NAIC – 2	$29,366,847,951	23.56%	P/RP - 2	$3,788,023	—%
NAIC – 3	$2,509,301,029	2.01%	P/RP - 3	$—	—%
NAIC – 4	$1,637,413,017	1.31%	P/RP - 4	$—	—%
NAIC – 5	$398,878,159	0.32%	P/RP - 5	$—	—%
NAIC – 6	$113,693,469	0.09%	P/RP - 6	$37,380,345	0.03%

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$14,445,374,617	11.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,954,685,882	11.20%
Countries rated NAIC-2	$363,602,897	0.29%
Countries rated NAIC-3 or below	$127,085,838	0.10%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$4,133,201,612	3.32%
CAYMAN ISLANDS	$3,381,678,388	2.71%
Countries rated NAIC-2:
MEXICO	$145,968,554	0.12%
PERU	$34,120,211	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$66,461,111	0.05%
BAHAMAS	$25,157,298	0.02%

7. Aggregate unhedged foreign currency exposure	$492,398,429	0.40%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$485,369,047	0.39%
Countries rated NAIC-2:	$5,323,412	—%
Countries rated NAIC-3 or below:	$1,705,969	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
LUXEMBOURG	$162,742,252	0.13%
AUSTRALIA	$114,398,471	0.09%
Countries rated NAIC-2:
INDIA	$2,870,272	—%
ITALY	$883,771	—%
Countries rated NAIC-3 or below:
BRAZIL	$887,059	—%
SOUTH AFRICA	$706,336	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	2.B	$144,500,000	0.12%
TRITAX BIG BOX REIT PLC	2.A	$135,783,624	0.11%
STATNETT SF	1.F	$123,800,000	0.10%
BANCO SANTANDER SA	1.E FE	$115,957,014	0.09%
ANGLIAN WATER GROUP LTD	1.G FE	$114,409,254	0.09%
ANGEL TRAINS GRP	2.B	$112,283,914	0.09%
BUUK INFRASTRUCTURE ISSUER PLC	2.B.FE	$101,990,094	0.08%
BRITISH LAND COMPANY PLC	1.F	$101,300,043	0.08%
COMPAGNIE DES LEVURES LESAFFRE SA	2.A	$96,661,978	0.08%
THAMES WATER UTILITIES HOLDINGS	2.A	$94,813,605	0.08%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,486,926,689	1.19%
VANGUARD 500 INDEX FUND	$305,783,669	0.25%
S&P DEPOSITORY RECEIPTS	$250,068,340	0.20%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX V	$88,224,611	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.07%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$83,357,156	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$81,575,060	0.07%
REEP-RTL NPM GA LLC	$73,578,607	0.06%
CANDRIAM GF HIGH YIELD CORPORATE BOND	$71,026,995	0.06%
MACKAY SHIELDS EUROPEAN CREDIT OPPORTUNITY FUND LIMITED	$57,869,422	0.05%
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$934,394,008	$—	$934,394,008
THE VANGUARD GROUP, INC.	$305,783,669	$305,783,669	$—
CANDRIAM LUXEMBOURG	$292,552,987	$—	$292,552,987
STATE STREET GLOBAL ADVISORS	$250,068,340	$250,068,340	$—
BLACKROCK ADVISORS, LLC	$125,191,449	$125,191,449	$—
GOLDPOINT PARTNERS	$155,582,798	$—	$155,582,798
MACKAY SHIELDS LLC	$105,446,250	$47,576,828	$57,869,422
INDEXIQ ADVISORS LLC	$70,489,793	$55,647,137	$14,842,656
AUSBIL INVESTMENT MANAGEMENT LIMITED	$63,611,550	$—	$63,611,550
WHITEHORSE	$47,318,231	$—	$47,318,231

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.33%
Commercial	$306,245,000	0.25%
Commercial	$256,048,019	0.21%
Commercial	$247,100,000	0.20%
Commercial	$236,085,030	0.19%
Commercial	$228,900,000	0.18%
Commercial	$182,562,620	0.15%
Commercial	$180,094,655	0.14%
Commercial	$159,458,830	0.13%
Commercial	$159,000,000	0.13%
81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$261,014,641	0.21%
Mortgage loans over 90 days past due	$588,900	—%
Mortgage loans in the process of foreclosure	$654,999	—%
Mortgage loans foreclosed	$70,043,441	0.06%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$22,641,150	0.02%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$292,748,127	0.23%	$—	—%
71% to 80%	$654,999	—%	$707,441,543	0.57%	$—	—%
Below 70%	$6,898,138	0.01%	$13,284,279,843	10.66%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$627,831,122	0.50%	$625,066,731	$611,289,897	$629,487,560
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$140,003,000	0.11%	$230,307,000	$239,209,000	$220,303,000
Dollar repurchase agreements	$210,281	—%	$—	$997,580	$503,149,619
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$27,015,612	0.02%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,119,714	0.09%	$105,607,703	$102,364,529	$101,785,901
Income generation	$—	—%	$—	$—	$—
Replications	$5,972,573	—%	$10,710,596	$9,199,548	$6,491,399
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$368,825	—%	$36,943,492	$43,427,386	$732,473
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2021

1.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None
84